UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05038

Clearwater Investment Trust
(Exact name of registrant as specified in charter)

2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930
(Address of principal executive offices) (Zip code)

Karen P. Rau

Fiduciary Counselling, Inc.

2000 Wells Fargo Place, 30 E. 7th Street

Saint Paul, Minnesota 55101-4930

Copy to:

John V. O’Hanlon, Esq.

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, Massachusetts 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:	651-228-0935

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2020

Item 1. Reports to Stockholders

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

CLEARWATER INVESTMENT TRUST

Clearwater Core Equity Fund

Clearwater Small Companies Fund

Clearwater Tax-Exempt Bond Fund

Clearwater International Fund

Semi-annual Report

for the period ended

June 30, 2020

Fund Expense Example

(unaudited)

As a shareholder of the Clearwater Core Equity Fund (“Core Equity Fund”), Clearwater Small Companies Fund (“Small Companies Fund”), Clearwater Tax-Exempt Bond Fund (“Tax-Exempt Bond Fund”), and Clearwater International Fund (“International Fund” and together with the Core Equity Fund, Small Companies Fund and Tax-Exempt Bond Fund, the “Funds”), you incur costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing costs which the Funds pay directly, you as a shareholder indirectly bear the expenses of any outside exchange traded funds or mutual funds in which the Funds invest. (These are also referred to as “acquired funds” and those indirect expenses represent the Funds’ pro rata portion of the cumulative expense charged by the acquired funds.)

The example provided is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2020.

Actual Expenses

The first section of the table on the following page provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period January 1, 2020 through June 30, 2020” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the second section of the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you compare the relative total costs of the Funds to other mutual funds that charge transaction costs and/or sales charges or redemption fees.

Actual returns	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During the Period January 1, 2020 through June 30, 2020*
Core Equity Fund	$1,000.00	$945.60	$1.50
Small Companies Fund	$1,000.00	$809.20	$4.27
Tax-Exempt Bond Fund	$1,000.00	$998.50	$1.44
International Fund	$1,000.00	$928.80	$3.12

Hypothetical 5% return (before expenses)
Core Equity Fund	$1,000.00	$1,023.32	$1.56
Small Companies Fund	$1,000.00	$1,020.14	$4.77
Tax-Exempt Bond Fund	$1,000.00	$1,023.42	$1.46
International Fund	$1,000.00	$1,021.63	$3.27

*	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expense ratios for the most recent one-half year period may differ from expense ratios based on one-year data in the Financial Highlights.

The annualized expense ratios (reflecting voluntary fee waivers in effect during the period) are as follows:

Core Equity Fund	0.31%
Small Companies Fund	0.95%
Tax-Exempt Bond Fund	0.29%
International Fund	0.65%

Approval of Subadvisory Agreement

Clearwater Management Co., Inc. (“CMC”) is responsible for managing the investment programs and strategies for Funds. CMC conducts due diligence when selecting each subadviser (collectively, the “Subadvisers”) for the Funds and oversees the performance of the Subadvisers. The Subadvisers provide portfolio management and related services for the Funds under individual subadvisory agreements.

Approval of Subadvisory Agreement – Parametric Portfolio Associates LLC (Small Companies Fund)

At a meeting on June 18, 2020, the Trustees considered a new subadvisory agreement with Parametric Portfolio Associates LLC (“Parametric”) (the “Parametric Agreement”) for the Clearwater Small Companies Fund (the “Small Companies Fund”). At this meeting, the Trustees received a presentation from Clearwater Management Co., Inc. (“CMC”) discussing Parametric’s investment philosophy and process, past performance, subadvisory experience, investment team and organizational structure. The Trustees noted that Parametric currently serves as a subadviser for the Clearwater Core Equity Fund (the “Core Equity Fund”) and the Clearwater International Fund (the “International Fund”). Similar to the strategy utilized for the Core Equity Fund and the International Fund, Parametric will manage its portion of the Small Companies Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the S&P SmallCap 600® Index as closely as possible without requiring the Small Companies Fund to realize taxable gains.

In advance of the meeting on June 18, 2020, the Trustees received written information that included: information as to the proposed allocation of assets among the Small Companies Fund’s subadvisers, and a summary of information regarding Parametric, including its investment professionals, process, philosophy, portfolio construction, past performance and proposed subadvisory fees. In addition, at the meeting on March 6, 2020, the Trustees received information from the Trust’s Interim Chief Compliance Officer as to her review of Parametric’s Code of Ethics, Form ADV and compliance program.

At the June 18, 2020 meeting, counsel to the Small Companies Fund and Trustees reviewed with the Trustees the various factors relevant to their consideration of the Parametric Agreement and the Trustees’ responsibilities related to their review. The Trustees reviewed and analyzed a number of factors that the Trustees deemed relevant with respect to the Parametric Agreement. These factors included: the nature, quality, and extent of the services to be provided to the Small Companies Fund by Parametric; Parametric’s investment process; Parametric’s historical performance record for its S&P 600® tax-managed index-tracking strategy; the qualifications and experience of the investment professionals who would be responsible for the management of their allocation of the Small Companies Fund’s assets; and Parametric’s overall resources. The Trustees considered that they are familiar with Parametric through their oversight of the Core Equity Fund and International Fund.

No single factor determined whether or not the agreement would be approved but rather the totality of factors considered was determinative. Following an analysis and discussion of the factors described below, the Trustees, including all of the Independent Trustees, approved the Parametric Agreement.

Nature, Extent, and Quality of Services Provided

The Trustees considered the specific investment processes Parametric would use in managing its allocation of the Small Companies Fund’s assets. The Trustees looked at the qualifications of Parametric’s investment team who would be responsible for managing its allocation of the Small Companies Fund’s assets. The Trustees concluded that the nature, extent, and quality of the subadvisory services expected to be provided by Parametric were appropriate for the Small Companies Fund.

Investment Performance

The Trustees discussed Parametric’s performance record for the strategy it would use in managing its allocation of the Small Companies Fund’s assets as compared to its strategy benchmark, the S&P SmallCap 600® Index, and the Small Companies Fund’s benchmark, the Russell 2000® Index. The Trustees noted that the strategy’s performance was in line with expectations for the period since its inception at the beginning of 2014. The Trustees concluded that this data supported the decision to approve the Parametric Agreement.

Subadvisory Fee

The Trustees evaluated the proposed subadvisory fee rate, which was negotiated at arm’s length by CMC. The Trustees noted that the fee rate was the same as that charged by Parametric with respect to the Core Equity Fund and the International Fund. The Trustees also noted that CMC, not the Small Companies Fund, would pay the subadvisory fee to Parametric. The Trustees concluded that the proposed subadvisory fee rate was reasonable given the nature, extent and quality of the subadvisory services to be performed by Parametric.

Benefits to the Subadviser

The Trustees considered the ancillary benefits that could accrue to Parametric due to its relationship with the Small Companies Fund and noted that the relationship would be limited to the provision of subadvisory services. The Trustees concluded that no significant ancillary benefits would result from the Parametric Agreement.

Profitability

The Trustees considered that Parametric is an independent firm and that the subadvisory fee to be charged is the result of arm’s length bargaining between Parametric and CMC.

Economies of Scale

The Trustees noted that CMC, not the Small Companies Fund, would pay the subadvisory fee to Parametric and that the Trustees consider on an annual basis whether economies of scale might be realized by CMC as the Small Companies Fund’s assets grow and whether there also might be benefits from such growth for the Small Companies Fund’s shareholders.

Other Considerations

The Trustees considered CMC’s judgment and recommendation that adding Parametric as a subadviser would add value to the Small Companies Fund’s shareholders and would be complementary to the Small Companies Fund’s other subadvisers.

Conclusion

After full consideration of the factors described above along with other information, with no single factor identified as being of paramount importance, the Trustees, including all of the Independent Trustees, concluded that the approval of the Parametric Agreement was in the best interests of the Small Companies Fund and its shareholders and approved the Parametric Agreement, with the proposed fee to be paid by CMC out of its management fee.

Quarterly Portfolio Schedule of Investments

The Funds file a complete schedule of their portfolio holdings as of the close of the first and third quarters of their fiscal years with the Securities and Exchange Commission (the “SEC”) on Form N-PORT. Shareholders may request portfolio holdings information free of charge by calling the Transfer Agent toll free at 1- 855-684-9144 or by sending a written request to: The Northern Trust Company, P.O. Box 4766, Chicago, IL 60680-4766 Attn: Clearwater Investment Trust Funds. These filings are also available on the SEC’s Internet site at http://www.sec.gov.

Voting Proxies on Fund Portfolio Securities

The Funds have established Proxy Voting Policies and Procedures (“Policies”) that the Funds use to determine how to vote proxies relating to portfolio securities. They also report, on Form N-PX, how the Funds voted any such proxies during the most recent 12-month period ended June 30. Shareholders may request copies of the Policies or Form N-PX free of charge by calling Fiduciary Counselling, Inc. toll free at 1-888-228-0935 or by sending a written request to: Fiduciary Counselling, Inc., 30 East 7th Street, Suite 2000, St. Paul, MN 55101 Attn: Clearwater Investment Trust Funds. Form N-PX is also available from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

Clearwater Investment Trust

Financial Statements

For the Six Months Ended June 30, 2020 (Unaudited)

Table of Contents

Financial Statements:
1	Statements of Assets and Liabilities
2	Statements of Operations
3	Statements of Changes in Net Assets
4	Financial Highlights
8	Notes to Financial Statements
32	Schedules of Investments
32	Core Equity Fund
44	Small Companies Fund
51	Tax-Exempt Bond Fund
70	International Fund

CLEARWATER INVESTMENT TRUST

Statements of Assets and Liabilities

June 30, 2020 (unaudited)

	Core Equity Fund	Small Companies Fund	Tax-Exempt Bond Fund	International Fund
Assets
Investments in securities, at fair value (including securities on loan of: $0, $5,029,287, $0 and $6,082,126, respectively); (identified cost: $262,970,353, $349,460,813, $565,721,847 and $508,876,120, respectively)	$495,371,212	342,237,170	581,880,150	675,175,467
Foreign currencies, at value (cost: $0, $0, $0 and $1,116,736, respectively)	-	-	-	1,119,231
Receivable for securities sold	5,591,196	148	-	11,767
Receivable for shares of beneficial interest sold	7,200	-	14,200	-
Accrued dividend and interest receivable	423,830	282,492	5,751,798	928,165
Foreign tax reclaim receivable	2,940	-	-	1,440,732
Unrealized appreciation on forward foreign currency exchange contracts	-	-	-	17,682
Total assets	501,396,378	342,519,810	587,646,148	678,693,044
Liabilities
Payables for investment securities purchased	6,301,512	559,993	-	456,547
Accrued investment advisory fee	358,906	704,012	417,919	994,119
Payable for dividend distribution	-	-	310,145	-
Payable upon return of securities loaned	-	5,133,834	-	6,450,555
Unrealized depreciation on forward foreign currency exchange contracts	-	-	-	25,022
Total liabilities	6,660,418	6,397,839	728,064	7,926,243
Net assets	$494,735,960	336,121,971	586,918,084	670,766,801
Capital
Capital Stock and additional paid-in capital (authorized unlimited number of shares at no par value for each Fund: 10,868,256, 22,518,935, 59,236,146 and 41,786,699 shares, respectively)	$273,530,734	354,935,934	574,352,435	508,320,195
Distributable earnings	221,205,226	(18,813,963)	12,565,649	162,446,606
Net assets	$494,735,960	336,121,971	586,918,084	670,766,801
Net asset value per share of outstanding capital stock	$45.52	14.93	9.91	16.05

See accompanying notes to financial statements.

1

CLEARWATER INVESTMENT TRUST

 Statements of Operations

for the six months ended June 30, 2020 (unaudited)

	Core Equity Fund	Small Companies Fund	Tax-Exempt Bond Fund	International Fund
Investment income:
Income:
Dividends (net of foreign taxes withheld of $4,649, $2,167, $0 and $732,190, respectively)	$4,848,548	2,455,827	729,543	7,289,200
Interest	-	19,888	11,613,877	-
Net income from securities loaned	-	10,473	-	63,388
Total income	4,848,548	2,486,188	12,343,420	7,352,588
Expenses:
Investment advisory fee	2,188,761	2,124,547	1,773,421	3,179,545
Voluntary fee reduction	(1,434,851)	(629,498)	(916,265)	(1,112,771)
Total net expenses	753,910	1,495,049	857,156	2,066,774
Net investment income	4,094,638	991,139	11,486,264	5,285,814
Net realized gain (loss) on:
Security transactions	6,655,427	(13,441,834)	(273,833)	(6,784,667)
Forward foreign currency exchange contracts	-	-	-	60,897
Foreign currency transactions	-	-	-	(114,559)
Net increase (decrease) in unrealized appreciation/depreciation on:
Security transactions (net of increase (decrease) in deferred foreign taxes of $0, $0, $0 and $204,467, respectively)	(42,219,571)	(53,464,556)	(13,143,976)	(48,643,991)
Forward foreign currency exchange contracts	-	-	-	17,537
Translation of other assets and liabilities denominated in foreign currencies	-	-	-	(12,967)
Net gain (loss) on investments	(35,564,144)	(66,906,390)	(13,417,809)	(55,477,750)
Net increase (decrease) in net assets resulting from operations	$(31,469,506)	(65,915,251)	(1,931,545)	(50,191,936)

See accompanying notes to financial statements.

2

CLEARWATER INVESTMENT TRUST

Statements of Changes in Net Assets

for the six months ended June 30, 2020 (unaudited) and the year ended December 31, 2019

	Core Equity Fund		Small Companies Fund
	06/30/2020	12/31/2019	06/30/2020	12/31/2019
Operations:
Net investment income	$4,094,638	7,810,733	991,139	2,201,885
Net realized gain (loss)	6,655,427	39,171,072	(13,441,834)	7,694,544
Net increase (decrease) in unrealized appreciation/depreciation	(42,219,571)	81,303,827	(53,464,556)	69,837,002
Net increase (decrease) in net assets resulting from operations	(31,469,506)	128,285,632	(65,915,251)	79,733,431
Distributions to shareholders	-	(9,748,573)	-	(7,557,886)
Capital share transactions:
Proceeds from shares sold	42,605,973	46,023,492	35,633,935	7,397,888
Reinvestment of distributions from net investment income and net realized gain	-	9,732,390	-	7,557,886
Payments for shares redeemed	(59,571,809)	(87,995,545)	(7,021,234)	(19,627,687)
Net increase (decrease) in net assets from capital share transactions	(16,965,836)	(32,239,663)	28,612,701	(4,671,913)
Total increase (decrease) in net assets	(48,435,342)	86,297,396	(37,302,550)	67,503,632
Net assets:
At the beginning of the period	543,171,302	456,873,906	373,424,521	305,920,889
At the end of the period	$494,735,960	543,171,302	336,121,971	373,424,521

	Tax-Exempt Bond Fund		International Fund
	06/30/2020	12/31/2019	06/30/2020	12/31/2019
Operations:
Net investment income	$11,486,264	22,637,160	5,285,814	11,402,417
Net realized gain (loss)	(273,833)	(3,127,404)	(6,838,329)	12,114,317
Net increase (decrease) in unrealized appreciation/depreciation	(13,143,976)	21,211,388	(48,639,421)	118,505,646
Net increase (decrease) in net assets resulting from operations	(1,931,545)	40,721,144	(50,191,936)	142,022,380
Distributions to shareholders	(12,159,180)	(24,064,555)	-	(20,986,457)
Capital share transactions:
Proceeds from shares sold	20,117,700	65,972,600	26,486,665	76,508,600
Reinvestment of distributions from net investment income and net realized gain	12,197,215	23,964,450	-	20,986,457
Payments for shares redeemed	(34,582,692)	(32,802,047)	(17,378,944)	(31,388,422)
Net increase (decrease) in net assets from capital share transactions	(2,267,777)	57,135,003	9,107,721	66,106,635
Total increase (decrease) in net assets	(16,358,502)	73,791,592	(41,084,215)	187,142,558
Net assets:
At the beginning of the period	603,276,586	529,484,994	711,851,016	524,708,458
At the end of the period	$586,918,084	603,276,586	670,766,801	711,851,016

See accompanying notes to financial statements.

3

CLEARWATER INVESTMENT TRUST

Financial Highlights

Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:

	June 30,	Year ended December 31,
Core Equity Fund	2020 (Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$48.14	37.97	43.21	37.43	35.57	39.41
Income (loss) from investment operations:
Net investment income	0.38	0.72	0.68	0.64	0.65	0.64
Net realized and unrealized gains (losses)	(3.00)	10.32	(3.46)	8.03	3.27	(0.96)
Total from investment operations	(2.62)	11.04	(2.78)	8.67	3.92	(0.32)
Less distributions to shareholders from:
Net investment income	-	(0.66)	(0.67)	(0.65)	(0.49)	(0.60)
Net realized gain	-	(0.21)	(1.79)	(2.24)	(1.57)	(2.92)
Total distributions to shareholders:	-	(0.87)	(2.46)	(2.89)	(2.06)	(3.52)
Net asset value, end of period	$45.52	48.14	37.97	43.21	37.43	35.57
Total return (a)	(5.44)%	29.11%	(6.61)%	23.26%	10.98%	(0.71)%
Net assets, end of period (000s omitted)	$494,736	543,171	456,874	538,392	466,482	492,418
Ratio of expenses, net of waivers, to average net assets (b), (c), (d), (e), (f), (g), (h), (i)	0.31%	0.35%	0.38%	0.39%	0.43%	0.42%
Ratio of expenses, before waivers, to average net assets (b), (c), (d), (e), (f), (g), (h), (i)	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss), net of waivers, to average net assets (c), (d), (e), (f), (g), (h), (i)	1.68%	1.54%	1.47%	1.51%	1.63%	1.52%
Ratio of net investment income (loss), before waivers, to average net assets (c), (d), (e), (f), (g), (h), (i)	1.09%	0.99%	0.95%	1.00%	1.16%	1.02%
Portfolio turnover rate (excluding short-term securities)	27.68%	33.73%	34.64%	31.13%	44.11%	94.07%

(a)	Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.

(b)	In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(c)	Annualized for periods less than one year.

(d)	Effective January 1, 2020 the investment advisory fee, net of voluntary waivers, decreased to 0.31%. Also effective January 1, 2020, the Adviser increased the voluntary waiver to 0.59%.

(e)	Effective December 12, 2018 the investment advisory fee, net of voluntary waivers, decreased to 0.35%. Also effective December 12, 2018, the Adviser increased the voluntary waiver to 0.55%.

(f)	Effective September 22, 2017, the investment advisory fee, net of voluntary waivers, increased to 0.38%. Also effective September 22, 2017, the Adviser decreased the voluntary waiver to 0.52%.

(g)	Effective March 16, 2017, the investment advisory fee, net of voluntary waivers, decreased to 0.37%. Also effective March 16, 2017, the Adviser increased the voluntary waiver to 0.53%.

(h)	Effective March 16, 2016, the investment advisory fee, net of voluntary waivers, increased to 0.44%. Also effective March 16, 2016, the Adviser decreased the voluntary waiver to 0.46%.

(i)	Effective March 16, 2015, the investment advisory fee, net of voluntary waivers, decreased to 0.40%. Also effective March 16, 2015, the Adviser increased the voluntary waiver to 0.50%.

See accompanying notes to financial statements.

4

CLEARWATER INVESTMENT TRUST

Financial Highlights

Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:

	June 30,	Year ended December 31,
Small Companies Fund	2020 (Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$18.45	14.90	18.92	19.79	17.18	20.30
Income (loss) from investment operations:
Net investment income	0.05	0.14	0.07	0.02	0.07	0.07
Net realized and unrealized gains (losses)	(3.57)	3.79	(2.37)	2.58	3.30	(0.90)
Total from investment operations	(3.52)	3.93	(2.30)	2.60	3.37	(0.83)
Less distributions to shareholders from:
Net investment income	-	(0.11)	(0.07)	(0.03)	(0.05)	(0.06)
Net realized gain	-	(0.27)	(1.65)	(3.44)	(0.71)	(2.23)
Total distributions to shareholders:	-	(0.38)	(1.72)	(3.47)	(0.76)	(2.29)
Net asset value, end of period	$14.93	18.45	14.90	18.92	19.79	17.18
Total return (a)	(19.08)%	26.40%	(12.49)%	13.46%	19.67%	(3.96)%
Net assets, end of period (000s omitted)	$336,122	373,425	305,921	369,720	343,393	299,380
Ratio of expenses, net of waivers, to average net assets (b), (c), (d), (e), (f), (g), (h), (i)	0.95%	0.98%	1.03%	0.99%	1.02%	0.97%
Ratio of expenses, before waivers, to average net assets (b), (c), (d), (e), (f), (g), (h), (i)	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss), net of waivers, to average net assets (c), (d), (e), (f), (g), (h), (i)	0.63%	0.64%	0.33%	0.11%	0.28%	0.22%
Ratio of net investment income (loss), before waivers, to average net assets (c), (d), (e), (f), (g), (h), (i)	0.23%	0.27%	0.01%	(0.25)%	(0.05)%	(0.16)%
Portfolio turnover rate (excluding short-term securities)	31.67%	64.32%	63.08%	113.85%	78.82%	58.71%

(a)	Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.

(b)	In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(c)	Annualized for periods less than one year.

(d)	Effective January 1, 2020 the investment advisory fee, net of voluntary waivers, decreased to 0.95%. Also effective January 1, 2020, the Adviser increased the voluntary waiver to 0.40%.

(e)	Effective December 12, 2018, the investment advisory fee, net of voluntary waivers, decreased to 0.98%. Also effective December 12, 2018, the Adviser increased the voluntary waiver to 0.37%.

(f)	Effective September 22, 2017, the investment advisory fee, net of voluntary waivers, increased to 1.03%. Also effective March 16, 2017, the Adviser decreased the voluntary waiver to 0.32%.

(g)	Effective March 16, 2017, the investment advisory fee, net of voluntary waivers, decreased to 0.96%. Also effective March 16, 2017, the Adviser increased the voluntary waiver to 0.39%.

(h)	Effective March 16, 2016, the investment advisory fee, net of voluntary waivers, increased to 1.03%. Also effective March 16, 2016, the Adviser decreased the voluntary waiver to 0.32%.

(i)	Effective March 16, 2015, the investment advisory fee, net of voluntary waivers, increased to 0.98%. Also effective March 16, 2015, the Adviser decreased the voluntary waiver to 0.37%.

See accompanying notes to financial statements.

5	(Continued)

CLEARWATER INVESTMENT TRUST

 Financial Highlights

Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:

	June 30,	Year ended December 31,
Tax-Exempt Bond Fund	2020 (Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.13	9.82	10.21	9.93	10.16	10.16
Income (loss) from investment operations:
Net investment income	0.19	0.40	0.42	0.45	0.46	0.42
Net realized and unrealized gains (losses)	(0.21)	0.34	(0.26)	0.38	(0.23)	0.04
Total from investment operations	(0.02)	0.74	0.16	0.83	0.23	0.46
Less distributions to shareholders from:
Net investment income	(0.20)	(0.43)	(0.45)	(0.49)	(0.44)	(0.42)
Net realized gain	-	-	(0.10)	(0.06)	(0.02)	(0.04)
Total distributions to shareholders:	(0.20)	(0.43)	(0.55)	(0.55)	(0.46)	(0.46)
Net asset value, end of period	$9.91	10.13	9.82	10.21	9.93	10.16
Total return (a)	(0.15)%	7.69%	1.59%	8.54%	2.28%	4.73%
Net assets, end of period (000s omitted)	$586,918	603,277	529,485	525,156	484,856	512,773
Ratio of expenses, net of waivers, to average net assets (b), (c), (d), (e), (f)	0.29%	0.32%	0.34%	0.34%	0.34%	0.34%
Ratio of expenses, before waivers, to average net assets (b), (c), (d), (e), (f)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss), net of waivers, to average net assets (c), (d), (e), (f)	3.89%	4.05%	4.22%	4.35%	4.54%	4.23%
Ratio of net investment income (loss), before waivers, to average net assets (c), (d), (e), (f)	3.58%	3.77%	3.96%	4.09%	4.28%	3.97%
Portfolio turnover rate (excluding short-term securities)	9.65%	12.53%	11.36%	13.28%	13.48%	18.93%

(a)	Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.

(b)	In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(c)	Annualized for periods less than one year.

(d)	Effective January 1, 2020 the investment advisory fee, net of voluntary waivers, decreased to 0.29%. Also effective January 1, 2020, the Adviser increased the voluntary waiver to 0.31%.

(e)	Effective December 12, 2018, the investment advisory fee, net of voluntary waivers, decreased to 0.32%. Also effective December 12, 2018, the Adviser increased the voluntary waiver to 0.28%.

(f)	Effective March 16, 2015, the investment advisory fee, net of voluntary waivers, increased to 0.34%. Also effective March 16, 2015, the Adviser decreased the voluntary waiver to 0.26%.

See accompanying notes to financial statements.

6	(Continued)

CLEARWATER INVESTMENT TRUST

Financial Highlights

Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years or period ended and selected information for each year or period ended is as follows:

	June 30,	Year ended December 31,
International Fund	2020 (Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$17.28	14.08	17.23	14.04	14.02	14.41
Income (loss) from investment operations:
Net investment income	0.13	0.29	0.30	0.27	0.27	0.28
Net realized and unrealized gains (losses)	(1.36)	3.43	(2.70)	3.44	0.02	(0.31)
Total from investment operations	(1.23)	3.72	(2.40)	3.71	0.29	(0.03)
Less distributions to shareholders from:
Net investment income	-	(0.30)	(0.29)	(0.30)	(0.27)	(0.28)
Net realized gain	-	(0.22)	(0.46)	(0.22)	- (a)	(0.08)
Total distributions to shareholders:	-	(0.52)	(0.75)	(0.52)	(0.27)	(0.36)
Net asset value, end of period	$16.05	17.28	14.08	17.23	14.04	14.02
Total return (b)	(7.12)%	26.47%	(14.01)%	26.54%	2.09%	(0.15)%
Net assets, end of period (000s omitted)	$670,767	711,851	524,708	624,642	508,999	491,184
Ratio of expenses, net of waivers, to average net assets (c), (d), (e), (f), (g), (h), (i)	0.65%	0.68%	0.68%	0.67%	0.70%	0.69%
Ratio of expenses, before waivers, to average net assets (c), (d), (e), (f), (g), (h), (i)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss), net of waivers, to average net assets (d), (e), (f), (g), (h), (i)	1.66%	1.88%	1.79%	1.67%	1.90%	1.87%
Ratio of net investment income (loss), before waivers, to average net assets (d), (e), (f), (g), (h), (i)	1.31%	1.56%	1.47%	1.34%	1.60%	1.56%
Portfolio turnover rate (excluding short-term securities)	25.49%	49.69%	19.57%	36.17%	37.21%	18.49%

(a)	Per share amounts from distributions paid from net realized gain were less than $0.01 per share.

(b)	Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.

(c)	In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)	Annualized for periods less than one year.

(e)	Effective January 1, 2020 the investment advisory fee, net of voluntary waivers, decreased to 0.65%. Also effective January 1, 2020, the Adviser increased the voluntary waiver to 0.35%.

(f)	Effective September 22, 2017, the investment advisory fee, net of voluntary waivers, increased to 0.68%. Also effective September 22, 2017, the Advisor decreased the voluntary waiver to 0.32%.

(g)	Effective March 16, 2017, the investment advisory fee, net of voluntary waivers, decreased to 0.65%. Also effective March 16, 2017, the Adviser increased the voluntary waiver to 0.35%
(h)	Effective March 16, 2016, the investment advisory fee, net of voluntary waivers, increased to 0.70%. Also effective March 16, 2016, the Adviser decreased the voluntary waiver to 0.30%.

(i)	Effective March 16, 2015, the investment advisory fee, net of voluntary waivers, increased to 0.69%. Also effective March 16, 2015, the Adviser decreased the voluntary waiver to 0.31%.

See accompanying notes to financial statements.

7	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)
June 30, 2020

(1)	Organization

Clearwater Investment Trust (the “Trust”) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open end management investment company and presently includes four series: Clearwater Core Equity Fund (“Core Equity Fund”), Clearwater Small Companies Fund (“Small Companies Fund”), Clearwater Tax-Exempt Bond Fund (“Tax-Exempt Bond Fund”), and Clearwater International Fund (“International Fund” and together with the Core Equity Fund, Small Companies Fund and Tax-Exempt Bond Fund, the “Funds”). Clearwater Management Co., Inc. (the “Adviser”) serves as the investment adviser for each of the Funds and is responsible for the oversight of each of the Fund’s subadvisers. The Trust’s declaration of trust permits the Board of Trustees to create additional funds in the future. The investment objective of the Core Equity, Small Companies, and International Funds is long-term capital growth. The investment objective of the Tax-Exempt Bond Fund is high current income that is exempt from United States (“U.S.”) federal income tax, consistent with preservation of capital.

Fiduciary Counselling, Inc. (“FCI”) acts as subadviser to each of the Funds. FCI does not provide day-to-day management, but provides the Funds with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by the Adviser. FCI also provides certain services related to due diligence, performance reporting, compliance, and other administrative functions, which support the investment management services and subadviser oversight services provided to the Funds by the Adviser.

The Northern Trust Company serves as the custodian, administrator, accounting services agent and transfer agent for the Trust.

Under normal market conditions, the Core Equity Fund pursues its investment objective by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies. The equity securities in which the Fund primarily invests are common and preferred stocks. The Fund employs a multi-style (growth and value) and multi-manager approach whereby portions of the Fund are allocated to different subadvisers who employ distinct investment styles. The Fund’s Adviser allocates portions of the Fund’s assets among subadvisers. The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Parametric Portfolio Associates LLC (“Parametric”), AQR Capital Management, LLC (“AQR”), and O’Shaughnessy Asset Management, LLC (“OSAM”). The allocation among subadvisers will vary over time, but the current intent of the Fund’s Adviser is that under normal market conditions approximately 40% to 60% of the Fund’s total assets will be allocated to Parametric; the remaining assets will be allocated to one or more of the Fund’s two other subadvisers that provide day-to-day management. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the Russell 1000® Index as closely as possible without requiring the Fund to realize taxable gains. In addition, as noted above, FCI also acts as a subadviser to the Fund but does not provide day-to-day management.

Under normal market conditions, the Small Companies Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small companies. The Fund defines “small companies” as issuers with market capitalizations no greater than that of the largest capitalization company included in the Russell 2000® Index at the time of purchase. The equity securities the Fund invests in consist primarily of exchange-traded common and preferred stocks. The Fund may also invest in a type of equity security called a convertible security to reduce volatility or correlation risk in the portfolio. A convertible security generally

8	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)
June 30, 2020

entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. It is intended that the Fund holds a portion of its portfolio for more than two years to allow for the change that prompted the relevant security’s purchase to yield results. The Fund uses a “multi-style, multi-manager” approach. The Fund’s Adviser allocates portions of the Fund’s assets between subadvisers who employ distinct investment styles. The Fund currently allocates assets between the following subadvisers who provide day-to-day management for the Fund: Kennedy Capital Management, Inc. (“KCM”), Cooke & Bieler, L.P. (“Cooke & Bieler”), and Pzena Investment Management LLC (“Pzena”). Effective June 18, 2020, the Trust appointed Parametric as a subadviser to the Small Companies Fund. Parametric began managing assets for the Fund on July 1, 2020. The allocation among subadvisers will vary over time, but the current intent of the Fund’s adviser is that under normal market conditions approximately 10% of the Fund’s assets will be allocated to Parametric and the remaining assets will be allocated to one or more of the Fund’s three other subadvisers that provide day-to-day management of the Fund. Parametric manages its portion of the Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the S&P SmallCap 600® Index as closely as possible without requiring the Fund to realize taxable gains. FCI also acts as a subadviser to the Fund but does not provide day-to-day management.

Under normal market conditions, the Tax-Exempt Bond Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in tax-exempt bonds, which are debt obligations issued by or for the U.S. states, territories and possessions and the District of Columbia. The interest on these bonds is generally exempt from both U.S. regular federal income tax and U.S. federal alternative minimum tax. However, the Fund may invest up to 20% of its net assets in bonds that generate interest income subject to federal alternative minimum tax for individuals. The Fund invests in both revenue bonds, which are backed by and payable only from the revenues derived from a specific facility or specific revenue source, and in general obligation bonds, which are secured by the full faith, credit and taxation power of the issuing municipality. The Fund currently has one subadviser that provides day-to-day management for the Fund, Sit Fixed Income Advisors II, LLC (“Sit”). FCI also acts as a subadviser to the Fund but does not provide day-to-day management.

Under normal market conditions, the International Fund intends to invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies organized or located outside the United States and doing a substantial amount of business outside the United States. Equity securities in which the Fund invests include common and preferred stock, sponsored and unsponsored American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, exchange-traded funds, and other investment companies. The Fund diversifies its investments among a number of different countries throughout the world, and may invest in companies of any size. The Fund does not intend to invest more than 20% of its net assets in the equity securities of developing or emerging market issuers (including frontier market issuers). In order to hedge against adverse movements in currency exchange rates, the Fund may enter into foreign currency exchange contracts. The Fund may use options, futures contracts, and options on futures contracts to attempt to manage market or business risks. The Fund does not intend to invest in foreign currency exchange contracts, options, futures contracts, or options on futures contracts for speculative purposes. The Fund uses a “multi-style, multi-manager” approach. The Fund’s assets are allocated to different subadvisers who employ distinct investment styles. The Fund currently allocates assets among the following subadvisers who provide day-to-day management for the Fund: Parametric, Artisan Partners Limited Partnership (“Artisan Partners”), WCM Investment Management, LLC (“WCM”) and LSV Asset Management (“LSV”). The allocation among subadvisers will vary over time, but the current intent of the Fund’s Adviser is that under normal market conditions approximately 30% of the Fund’s assets will be allocated to Parametric, and the remaining assets will be allocated to one or more of the Fund’s three other subadvisers that provide day-to-day management of the Fund. Parametric manages its portion of the

9	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)
June 30, 2020

Fund’s assets using a passive management strategy to seek investment results that track, before fees and expenses, the investment results of the MSCI World Ex U.S.A. Index - Net Dividends as closely as possible without requiring the Fund to realize taxable gains. FCI also acts as a subadviser to the Fund but does not provide day-to-day management.

(2)	Summary of Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

The significant accounting policies followed by the Funds are as follows:

(a)	Investments in Securities

Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Foreign security values are stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Debt securities are valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities. Shares of open end investment companies are valued at their daily net asset value (“NAV”). Shares of closed-end funds and exchange traded funds are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.

Securities for which no market quotations are readily available (including those for which trading has been suspended), or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the NAV, are valued at fair value as determined in good faith using procedures established by the Board of Trustees. This may occur particularly with respect to certain foreign securities held by the International Fund, whereby the Board of Trustees may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of these foreign securities as of the time the Fund’s NAV is calculated. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. These procedures are used by the Valuation Committee, in accordance with the procedures established by the Board of Trustees, to determine the fair value of the security or securities. Such determinations are then submitted for review and ratification by the Board of Trustees. The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

10	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)
June 30, 2020

Security transactions are accounted for on the trade date, which is the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date or, for foreign securities, as soon as the information is available. Interest income, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method.

(b)	Foreign Currency Translation

The International Fund invests in securities which are purchased and sold in foreign currencies as a principal investment strategy. The costs of purchases, proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The value of the International Fund’s net assets, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are recorded within net realized gain (loss) on security transactions and within net increase (decrease) in unrealized appreciation/depreciation on security transactions on the Statements of Operations. The realized gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies are recorded within net realized gain (loss) on foreign currency transactions on the Statements of Operations. The International Fund also will incur costs in converting U.S. dollars to local currencies, and vice versa. Risks may arise upon investing in foreign securities including, but not limited to, political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income tax and possible delays in the settlement of foreign stock exchange transactions. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the U.S.

(c)	Futures Contracts

The Tax-Exempt Bond Fund invests in long or short financial futures contracts for hedging purposes or to gain exposure to interest rate risk. When used as a hedge, the Fund will purchase and sell various kinds of futures contracts. The Fund will also enter into closing purchase and sale transactions with respect to any such futures contracts. The futures contracts may be based on various interest rates or indices. The Fund bears the market risk arising from changes in the value of these financial instruments. At the time the Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian or broker of a specified amount of liquid assets. Futures are marked to market each day with the change in value reflected in the unrealized appreciation or depreciation. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts within Net realized gain (loss) on futures contracts, and any unrealized gains or losses on open futures contracts within Net increase (decrease) in unrealized appreciation/depreciation on futures contracts. Additional information on derivative instruments and how these positions may impact the financial statements is found in Note 8, Derivative Instruments.

(d)	Forward Foreign Currency Exchange Contracts

The International Fund enters into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against adverse movements in foreign currency exchange rates, specific transactions or the portfolio position. The objective of the International Fund’s foreign

11	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)
June 30, 2020

currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. Forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded on forward foreign currency exchange contracts within net increase (decrease) in unrealized appreciation/depreciation on the Statements of Operations. The International Fund records any realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are recorded within Net realized gain (loss) on forward foreign currency exchange contracts on the Statements of Operations. Risks may arise upon entering into forward foreign currency exchange contracts from the potential of the counterparty to default on its obligations under the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The International Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the issuer fails to perform. Additional information on derivative instruments and how these positions may impact the financial statements is found in Note 8, Derivative Instruments.

(e)	Spot Contracts

The International Fund routinely enters into spot contracts in order to buy or sell a certain amount of foreign currency at the current market rate. The International Fund may enter into spot contracts in order to make payments, or to receive payments, based on investment trading activity in a foreign currency. A spot contract allows the International Fund to buy or sell foreign currency on the day it chooses to deal. From time to time, the Core Equity Fund may also enter into spot contracts in order to make or receive payments due to investment trading activity in a foreign currency on a non-U.S. exchange. Spot contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in translation of other assets and liabilities denominated in foreign currencies within net increase (decrease) in unrealized appreciation/depreciation on the Statements of Operations. Unrealized gains or losses on outstanding spot contracts are recorded in payables for investment securities purchased or receivable for securities sold, respectively, on the Statements of Assets and Liabilities. The Funds record any realized gains or losses at the time the spot contract settles. Realized gains or losses, if any, are included within Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Risks may arise upon entering into spot contracts from unanticipated movements in the value of a foreign currency relative to the U.S. dollar in a short period of time. The Funds bear the market risk from changes in foreign currency exchange rates.

(f)	Master Limited Partnerships

The International Fund invests in Master Limited Partnerships (“MLPs”). The benefits derived from the Fund’s investments in MLPs are largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs held by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investments in such MLPs would be materially reduced, causing a decline in the value of the common stock. The Fund must include its allocable share of an MLP’s taxable income in its reportable taxable income, whether or not it receives a distribution in cash from the MLP. In such case, the Fund may have to liquidate securities to make required distributions to shareholders.

12	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)
June 30, 2020

(g)	Delayed Delivery Transactions and When-Issued Securities

Certain Funds may engage in securities transactions on a when-issued or delayed-delivery basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment, with payment and delivery scheduled for a future date. During this period, the securities are subject to market fluctuations. When delayed-delivery purchases are outstanding, a Fund will segregate liquid assets on its records in amounts sufficient to meet the purchase price. A Fund may dispose of or renegotiate a delayed-delivery transaction, which may result in a capital gain or loss.

(h)	Short-Term Investments

The Core Equity, Small Companies, Tax-Exempt Bond, and International Funds currently invest in the U.S. Government Select Portfolio, a money market portfolio of Northern Institutional Funds, an investment company advised by Northern Trust Investments, Inc. The U.S. Government Select Portfolio primarily invests in securities issued by the U.S. government, government agencies, and government-sponsored enterprises.

(i)	Recoverable Taxes

The balances disclosed as foreign tax reclaim receivable, if any, represent net amounts withheld by foreign governments on dividend income earned in the respective countries subject to reclaims. All reclaims are paid directly to the applicable Funds.

(j)	Federal Taxes

The Trust’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. On a calendar-year basis, the Funds intend to distribute substantially all of their net investment income and net realized gains, if any, to avoid the payment of federal income and excise taxes. Therefore, no income tax provision is required. Each Fund is treated as a separate entity for federal income tax purposes.

Management has analyzed the Funds’ tax positions taken on federal tax returns for all open tax years and has concluded that as of December 31, 2019, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for the 2016, 2017, 2018 and 2019 tax years for which the applicable statutes of limitations have not expired remain subject to examination by the Internal Revenue Service and state departments of revenue. Net investment income and net realized gain (loss) for the Funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain (loss) were recorded by the Funds. The Trust has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Further, the Trust is not aware of any tax positions for which it is reasonably possible that

13	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)
June 30, 2020

the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The tax character of distributions by the Funds during the years ended December 31, 2019 and 2018 was as follows:

	Tax-Exempt		Ordinary Income*
	2019	2018	2019	2018
Core Equity Fund	$—	$—	$7,398,837	$7,833,537
Small Companies Fund	—	—	2,265,820	13,643,176
Tax-Exempt Bond Fund	23,538,099	23,513,734	426,352	2,426,996
International Fund	—	—	12,139,749	10,507,300

	Long-Term Capital Gains**
	2019	2018
Core Equity Fund	$2,349,736	$20,355,019
Small Companies Fund	5,292,066	18,194,790
Tax-Exempt Bond Fund	—	3,154,039
International Fund	8,846,708	16,117,600

* In addition to the ordinary income distributions, during 2019 the following Funds utilized equalization accounting for tax purposes whereby a portion of redemption payments were treated as distributions of ordinary income in the following amounts:

Core Equity Fund	$350,142
Small Companies Fund	$4,263
International Fund	$21,020

** In addition to the long-term capital gain distributions, during 2019 the following Funds utilized equalization accounting for tax purposes whereby a portion of redemption payments were treated as distributions of long-term capital gains in the following amounts:

Core Equity Fund	$286,224
Small Companies Fund	$66,095
International Fund	$233,532

14	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)
June 30, 2020

As of June 30, 2020, the components of distributable earnings on a tax basis were as follows:

	Core Equity Fund	Small Companies Fund	Tax-Exempt Bond Fund	International Fund
Undistributed ordinary income	$4,188,721	$991,139	$—	$4,309,560
Undistributed tax-exempt income	—	—	473,948	—
Undistributed capital gain	2,728,041	1,876,412	—	1,817,056
Accumulated capital losses and other	(17,471,420)	(12,268,287)	(4,546,938)	(6,220,834)
Unrealized appreciation/depreciation	231,759,884	(9,413,227)	16,638,639	162,540,824
Total	$221,205,226	$(18,813,963)	$12,565,649	$162,446,606

Distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from such amounts recorded in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for financial reporting purposes. Accordingly, the Funds may make reclassifications among certain of their capital accounts in order to reflect the tax treatment for certain permanent differences that exist between federal income tax regulations and U.S. GAAP. These reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. The primary reasons for permanent differences are the Funds use of equalization accounting whereby a portion of redemption payments were treated as distributions and realized gains on in-kind redemptions that are not recognized for tax purposes. These reclassifications have no impact on the total net assets or the NAV per share of the Funds. At June 30, 2020, reclassifications have been recorded among the following capital accounts on the Statements of Assets and Liabilities:

	Core Equity Fund	Small Companies Fund	Tax-Exempt Bond Fund	International Fund
Additional paid-in capital	$24,477,444	$—	$—	$—
Distributable Earnings	(24,477,444)	—	—	—

(k)	Distributions to Shareholders

Distributions to shareholders from net investment income, if any, are declared annually for the Core Equity, Small Companies, and International Funds and declared daily, payable monthly, for the Tax-Exempt Bond Fund. Distributions to shareholders from net realized gains, if any, are declared annually for all Funds. Distributions are paid in cash or reinvested in additional shares at the direction of the shareholders. During the year ended December 31, 2019, the Core Equity, Small Companies and International Funds utilized equalization accounting with respect to distributions to shareholders, in order to keep remaining shareholders’ interest in undistributed income from being affected.

(l)	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

15	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)
June 30, 2020

(m)	Indemnification

Under each Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund’s contracts with its service providers contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims. The Funds believe that the likelihood of any such claims is remote.

(3)	Fair Value Measurements

Fair value is an estimate of the price the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market for the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments, as described in Note 2(a). These inputs are summarized in the three broad levels listed below.

●	Level 1 – Unadjusted quoted market prices in active markets for identical securities on the measurement date.

●	Level 2 – Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

●	Level 3 – Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing each Fund’s investments and other financial instruments, if any, which are carried at fair value, as of June 30, 2020.

	Core Equity Fund (a)
	Level 1	Level 2	Level 3	Total
Common Stocks	$491,234,876	$—	$—	$491,234,876
Rights	4,485	—	—	4,485
Short-Term Investments	4,131,851	—	—	4,131,851
Total	$495,371,212	$—	$—	$495,371,212

(a) For the Core Equity Fund, the investment value is comprised of equity securities and short-term investments. See the Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in rights generally are determined by taking into account the terms of the

16	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)
June 30, 2020

rights as well as the value of the underlying equity securities, which are determined by the valuation methodology described above.

	Small Companies Fund (b)
	Level 1	Level 2	Level 3		Total
Common Stocks	$324,986,415	$—	$—		$324,986,415
Convertible Bonds	—	488,410	—		488,410
Convertible Preferred Stock	64,444	189,817	—		254,261
Master Limited Partnerships	262,836	—	—		262,836
Preferred Stocks	2,397,218	—	—		2,397,218
Rights	—	—	—	*	—	*
Warrants	—	—	—	*	—	*
Short-Term Investments	13,848,030	—	—		13,848,030
Total	$341,558,943	$678,227	$—	*	$342,237,170

* Security has been deemed worthless and is a Level 3 investment.

(b) For the Small Companies Fund, the investment value is comprised of equity securities, convertible bonds, master limited partnerships, rights, warrants and short-term investments. See the Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.

There were no significant Level 3 valuations at June 30, 2020.

17	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2020

	Tax-Exempt Bond Fund (c)
	Level 1	Level 2	Level 3	Total
Closed-End Funds	$33,942,306	$—	$—	$33,942,306
Municipal Bonds
Alabama	—	1,044,640	—	1,044,640
Alaska	—	1,149,130	—	1,149,130
Arizona	—	15,160,483	—	15,160,483
Arkansas	—	1,569,803	—	1,569,803
California	—	46,932,514	—	46,932,514
Colorado	—	29,851,503	—	29,851,503
Connecticut	—	8,829,013	—	8,829,013
District of Columbia	—	5,488,485	—	5,488,485
Florida	—	63,446,725	—	63,446,725
Georgia	—	20,871,761	—	20,871,761
Idaho	—	1,603,964	—	1,603,964
Illinois	—	33,250,006	—	33,250,006
Indiana	—	14,611,842	—	14,611,842
Iowa	—	1,529,700	—	1,529,700
Kansas	—	2,712,455	—	2,712,455
Kentucky	—	776,726	—	776,726
Louisiana	—	9,180,024	—	9,180,024
Maine	—	4,744,519	—	4,744,519
Maryland	—	3,299,286	—	3,299,286
Massachusetts	—	11,995,379	—	11,995,379
Michigan	—	15,163,750	—	15,163,750
Minnesota	—	4,079,135	—	4,079,135
Mississippi	—	1,974,300	—	1,974,300
Missouri	—	7,457,369	—	7,457,369
Montana	—	4,466,051	—	4,466,051
Nebraska	—	2,631,585	—	2,631,585
Nevada	—	3,032,695	—	3,032,695
New Hampshire	—	3,850,844	—	3,850,844
New Jersey	—	14,037,295	—	14,037,295
New Mexico	—	8,699,988	—	8,699,988
New York	—	32,047,905	—	32,047,905
North Carolina	—	5,604,245	—	5,604,245
North Dakota	—	1,176,711	—	1,176,711
Ohio	—	15,935,174	—	15,935,174
Oklahoma	—	3,369,046	—	3,369,046
Oregon	—	9,305,108	—	9,305,108
Pennsylvania	—	17,377,703	—	17,377,703
Puerto Rico	—	1,517,265	—	1,517,265
Rhode Island	—	2,705,066	—	2,705,066
South Carolina	—	6,846,001	—	6,846,001

18	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2020

	Tax-Exempt Bond Fund (c)
	Level 1	Level 2	Level 3	Total
South Dakota	$—	$502,180	$—	$502,180
Tennessee	—	11,422,966	—	11,422,966
Texas	—	39,092,061	—	39,092,061
Utah	—	4,883,786	—	4,883,786
Vermont	—	1,713,626	—	1,713,626
Virginia	—	3,845,333	—	3,845,333
Washington	—	15,593,435	—	15,593,435
West Virginia	—	1,622,475	—	1,622,475
Wisconsin	—	21,212,615	—	21,212,615
Wyoming	—	3,439,506	—	3,439,506
Short-Term Investments	5,284,667	—	—	5,284,667
Total	$39,226,973	$542,653,177	$—	$581,880,150

(c) For the Tax-Exempt Bond Fund, the investment value is comprised of closed-end funds, municipal bonds, and short-term investments. Investments in closed-end funds and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in municipal bonds generally are based on valuations using adjusted evaluated prices provided by the primary pricing provider. The Board of Trustees has delegated to the Valuation Committee the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Tax-Exempt Bond Fund’s NAV is calculated, including securities for which the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security after the close of the market on which the security principally trades and before the time the Tax-Exempt Bond Fund’s NAV is calculated.

19	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2020

	International Fund (d)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	$—	$25,537,593	$—	*	$25,537,593
Austria	—	2,587,500	—		2,587,500
Belgium	—	5,628,494	—		5,628,494
Canada	59,198,925	1,989	—		59,200,914
China	9,489,426	11,654,089	—		21,143,515
Czech Republic	—	592,709	—		592,709
Denmark	—	18,313,012	—		18,313,012
Finland	—	2,624,639	—		2,624,639
France	—	38,521,327	—		38,521,327
Georgia	—	290,887	—		290,887
Germany	4,779,765	31,101,886	—		35,881,651
Greece	—	91,888	—		91,888
Hong Kong	166,092	13,211,772	—		13,377,864
India	4,748,287	9,300,741	—		14,049,028
Indonesia	—	1,716,692	—		1,716,692
Ireland	8,230,540	11,465,098	—		19,695,638
Israel	164,583	1,691,117	—		1,855,700
Italy	494,234	12,485,850	—		12,980,084
Japan	—	97,837,665	—		97,837,665
Jersey	—	65,292	—		65,292
Macau	—	72,003	—		72,003
Malaysia	—	308,351	—		308,351
Netherlands	8,064,449	14,318,525	—		22,382,974
New Zealand	—	137,756	—		137,756
Norway	2,004,245	2,655,636	—		4,659,881
Philippines	—	653,845	—		653,845
Poland	—	249,184	—		249,184
Portugal	—	1,008,470	—		1,008,470
Russia	1,336,751	391,282	—		1,728,033
Singapore	—	2,986,548	—		2,986,548
South Africa	—	1,262,773	—		1,262,773
South Korea	—	18,437,971	—		18,437,971
Spain	—	8,694,021	—		8,694,021
Sweden	—	24,658,976	—		24,658,976
Switzerland	276,532	67,972,250	—		68,248,782
Taiwan	5,298,742	5,755,849	—		11,054,591
Thailand	160,775	255,919	—		416,694
Turkey	—	787,541	—		787,541
United Arab Emirates	—	1,001,650	—		1,001,650
United Kingdom	3,376,703	60,145,443	—		63,522,146
United States	18,313,103	295,143	—		18,608,246

20	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2020

	International Fund (d)
	Level 1	Level 2	Level 3	Total
All other countries	$15,811,033	$—	$—	$15,811,033
Preferred Stocks
Brazil	3,811,589	—	—	3,811,589
Germany	—	1,051,009	—	1,051,009
South Korea	—	1,893,758	—	1,893,758
Rights	—	3,554	—	3,554
Warrants	1,565,192	—	—	1,565,192
Short-Term Investments	28,166,804	—	—	28,166,804
Total	$175,457,770	$499,717,697	$—	$675,175,467

* Security has been deemed worthless and is a Level 3 investment.

(d) For the International Fund, the investment value is comprised of equity securities, rights, warrants and short-term investments. See the Fund’s Schedule of Investments for additional information on industry sector and currency concentration information. Investments in equity and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded.

There were no significant Level 3 valuations for which significant unobservable inputs were used at June 30, 2020.

International Fund Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward foreign currency exchange contracts	$—	$17,682	$—	$17,682
Liabilities
Forward foreign currency exchange contracts	—	(25,022)	—	(25,022)
Net Other Financial Instruments	$—	$(7,340)	$—	$(7,340)

The forward foreign currency exchange contracts outstanding at June 30, 2020 are considered Level 2 investments due to the contracts being marked-to-market daily at the applicable exchange rates that have been adjusted from the initial quoted rate. Forward foreign currency exchange contracts are shown on a gross basis in the above table and on the Statements of Assets and Liabilities.

(4)	Investment Security Transactions

The cost of purchases and proceeds from sales of securities (excluding short-term securities) for the period ended June 30, 2020, were as follows:

	Purchases	Sales
Core Equity Fund	$135,139,989	$148,508,209

21	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2020

	Purchases	Sales
Small Companies Fund	130,377,804	99,076,547
Tax-Exempt Bond Fund	69,889,478	55,684,780
International Fund	184,342,608	158,690,391

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, deferral of post-October currency and capital losses for tax purposes, and the recharacterization of income recognition on investments in passive foreign investment companies.

At June 30, 2020, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

			Net
	Unrealized	Unrealized	Appreciation	Cost Basis of
Funds	Appreciation	Depreciation	(Depreciation)	Investments
Core Equity Fund	232,988,517	(1,228,633)	231,759,884	263,611,328
Small Companies Fund	39,047,221	(48,460,448)	(9,413,227)	351,650,397
Tax-Exempt Bond Fund	32,980,701	(16,342,062)	16,638,639	565,241,511
International Fund	197,272,797	(34,765,210)	162,507,587	512,667,880

(5)	Capital Share Transactions

Transactions in capital shares for the six months ended June 30, 2020 and the fiscal year ended December 31, 2019 were as follows:

	Core Equity Fund		Small Companies Fund
	2020	2019	2020	2019
Sold	963,804	1,044,814	2,735,778	428,526
Issued for reinvestment of distributions	—	204,376	—	412,774
Redeemed	(1,379,347)	(1,997,685)	(457,491)	(1,137,168)
Net Increase (decrease)	(415,543)	(748,495)	2,278,287	(295,868)

22	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2020

	Tax-Exempt Bond Fund		International Fund
	2020	2019	2020	2019
Sold	1,979,776	6,498,951	1,734,417	4,699,885
Issued for reinvestment of distributions	1,228,581	2,381,364	-	1,224,414
Redeemed	(3,500,696)	(3,270,230)	(1,149,450)	(1,983,567)
Net Increase (decrease)	(292,339)	5,610,085	584,967	3,940,732

(6)	Capital Loss Carryforward

At June 30, 2020, the Funds had the following short term capital loss carry-forwards and long term capital loss carry forwards available to offset future net capital gains which do not expire. Future utilization of the capital loss carry-forward may be limited.

			Late-year
	Short-Term	Long-Term	Gain/Loss	Total
Core Equity Fund	$17,471,420	$—	$—	$17,471,420
Small Companies Fund	9,596,293	2,671,994	—	12,268,287
Tax-Exempt Bond Fund	2,124,989	2,111,804	—	4,236,793
International Fund	6,220,834	—	—	6,220,834

(7)	Expenses and Related-Party Transactions

The Trust has a contract for investment advisory services with the Adviser. Under terms of separate agreements, Core Equity Fund, Small Companies Fund, Tax-Exempt Bond Fund and International Fund each pay an investment advisory fee equal to an annual rate of 0.90%, 1.35%, 0.60% and 1.00%, respectively, of each Fund’s average daily net assets. The Adviser is responsible for the payment or reimbursement of all the Funds’ expenses, except brokerage, taxes, interest, and extraordinary expenses. The Adviser has periodically modified its management fee for each of the Funds through voluntary waivers. For the period ending June 30, 2020, voluntary waivers on management fees were as follows:

Management Fees Voluntary Waivers %
Core Equity Fund	(0.59)
Small Companies Fund	(0.40)
Tax-Exempt Bond Fund	(0.31)
International Fund	(0.35)

The Adviser has periodically modified its management fee for each of the Funds through voluntary waivers. The net management fee actually paid for the Core Equity Fund, Small Companies Fund, Tax-Exempt Bond Fund and International Fund are 0.31%, 0.95%, 0.29% and 0.65%, respectively.

The Adviser currently intends to continue these voluntary waivers indefinitely. However, the Adviser may terminate these voluntary arrangements at any time.

23	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2020

In addition to fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of any acquired funds in which they invest, such as short-term investments in mutual funds or other investment companies and investments in closed-end funds. Such indirect expenses are not included in any of the reported expense ratios.

The Adviser has entered into subadvisory contracts with independent investment advisory firms for each Fund to provide daily investment management services. The subadvisory fees are based on each subadviser’s proportional net assets it currently manages within each Fund and are paid directly by the Adviser. For each subadviser, the fee schedule is detailed according to the following schedule:

The subadvisory fee for the Core Equity Fund, payable to AQR, Parametric and OSAM is equal to an annual rate of 0.22%, 0.10% and 0.35% of the portions of net assets managed, respectively.

The subadvisory fee for the Small Companies Fund, payable to KCM is determined by the net assets managed in two different strategies/accounts for its portion of net assets managed is based on the following annual rates:

Clearwater Small Cap Core Net Assets	Percent
Up to and including $50 million	0.75%
Next $50 million	0.70%
Over $100 million	0.50%

Clearwater Micro Cap Core Net Assets	Percent
All Assets	0.80%

The subadvisory fee for the Small Companies Fund, payable to Cooke & Bieler for its portion of net assets managed is based on the following annual rates:

Cooke &
Bieler
First $15 million	1.0000%
Next $20 million	0.7650%
Next $25 million	0.7225%
All assets in excess of $60 million	0.6800%

The subadvisory fee for the Small Companies Fund, payable to Pzena for its portion of net assets managed is 1.00%.

24	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2020

The subadvisory fee for the Tax-Exempt Bond Fund, payable to Sit for Sit’s portion of net assets managed is based on the following annual rates:

Sit
Up to and including $20 million	0.40%
Next $30 million	0.30%
Next $25 million	0.25%
Next $175 million	0.20%
Next $250 million	0.18%

The subadvisory fee for the Tax-Exempt Bond Fund payable to Sit is equal to 0.185% of the portion of net assets managed by Sit if such assets exceed $500 million.

The subadvisory fee for the International Fund payable to Parametric is equal to an annual rate of 0.10% of the portion of net assets managed. The subadvisory fee for the International Fund payable to WCM is equal to an annual rate of 0.80% and 0.70% of the portions of net assets managed for the WCM Focused Growth International strategy and WCM International Small Cap Growth strategy, respectively.

The subadvisory fee for the International Fund, payable to Artisan Partners and LSV for each of their respective portions of net assets managed, is based on the following annual rates:

Artisan
Partners
First $50 million	0.80%
Next $50 million	0.60%
All assets in excess of $100 million	0.50%

LSV
First $25 million	0.95%
Next $25 million	0.85%
Over $50 million	0.75%

The Adviser has also engaged FCI as a subadviser for each Fund. FCI regularly provides the Funds with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by the Adviser. FCI also provides certain services related to due diligence, performance reporting, compliance, and other administrative functions, which support the investment management services and subadviser oversight services provided to the Trust by the Adviser. For its services, FCI is compensated with a subadvisory fee payable by the Adviser of 0.20% of each Fund’s average daily net assets, paid on a quarterly basis. FCI is compensated out of the investment advisory fees the Adviser receives from the respective Funds. FCI has agreed to waive the difference between the amount calculated under the subadvisory fee schedule and an amount determined by multiplying the total number of hours worked by FCI in providing services under the subadvisory agreement by an hourly rate that is approved by the Adviser.

25	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2020

(8)	Derivative Instruments

Information concerning the types of derivatives in which the International Fund invests, the objectives for using them and their related risks can be found in Notes 2(c) and 2(d). Below are the types of derivatives held in the International Fund by location as presented in the Statements of Assets and Liabilities as of June 30, 2020, with additional detail on the net amounts impacting the Statements of Assets and Liabilities. The forward foreign currency exchange contracts presented below are not subject to master netting agreements or other similar agreements.

ASSETS				LIABILITIES
		Statements of Assets and		Statements of Assets and
Name of Fund	Derivative Type	Liabilities Location	Value	Liabilities Location	Value	Counterparty
		Unrealized appreciation		Unrealized deppreciation
	Forward foreign	on forward foreign		on forward foreign
	currency exchange	currency exchange		currency exchange
International Fund	contracts	contracts	$17,682	contracts	$25,022	Northern Trust

The following table sets forth, by primary risk exposure, the International Fund’s net realized gain (loss) and net increase (decrease) in appreciation/depreciation on forward foreign currency exchange contracts for the six months ended June 30, 2020:

		Statements of				Statements of
Name of Fund	Derivative Type	Operations Location	Value	Name of Fund	Derivative Type	Operations Locations	Value
Net increase
(decrease) in
unrealized
		Net realized gain				appreciation/depreciation
	Forward foreign	(loss) on forward			Forward foreign	on forward foreign
	currency exchange	foreign currency			currency exchange	currency exchange
Internationl Fund	contracts	exchange contracts	$60,897	International Fund	contracts	contracts	$17,537

Derivative transactions are measured in terms of the notional amount. The following table presents, for the International Fund, the number of transactions and weighted average notional amounts of futures contracts and forward foreign currency exchange contracts, which is indicative of the volume of derivative activity, for the six months ended June 30, 2020.

International Fund
Forward Foreign Currency Exchange Contracts
Weighted
Number of	Average Notional
Transactions	Amount
28	$6,997,406

(9)	Short-term Financing

ReFlow Fund, LLC (“ReFlow”) provides each Fund with a potential source of cash to meet net shareholder redemptions through share purchases for a fee. The Fund then generally redeems those shares when it experiences net sales. The shares may be redeemed in-kind in accordance with the Fund’s redemption in-kind policies. The Fund

26	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2020

is generally required to redeem the shares purchased by ReFlow within 30 days (15 days if redeemed in-kind). As such, the proceeds received from ReFlow’s purchase of fund shares is treated as a liability on the statement of assets and liabilities. The fee paid on outstanding shares owned by ReFlow is based on an auction starting at a minimum bid of 0.20% and is paid by the Adviser under the unified advisory fee agreement. For the six months ended June 30, 2020, the Core Equity Fund had total sales in kind of $34,733,887, resulting in realized gains of $24,477,444. These realized gains are not recognized for tax purposes as discussed in Note 2. As of June 30, 2020, the Fund’s ReFlow account had a zero balance. During the six months ended June 30, 2020, the Fund had the following activity:

	Average Amount
	Oustanding for
	Days in Use	Days Used
Core Equity Fund	$20,474	67

(10)	Portfolio Securities Loaned

The Small Companies Fund and the International Fund participate in a securities lending program and have loaned portions of their investment portfolios at June 30, 2020. Under the program, the Funds loan securities to borrowers who post collateral for those loaned securities. The Securities Finance Trust Company serves as the Funds’ securities lending agent (the lending agent) who operates and maintains the securities lending program. The loans are governed by a securities lending agreement between the lending agent, acting on behalf of the Funds, and each borrowing counterparty. The fair value of securities on loan as of June 30, 2020 is recognized within investments in securities, at fair value, on the Funds’ Statements of Assets and Liabilities.

Each borrower receives a negotiated interest rate, which is generally referred to as the rebate rate, on the cash that it delivers to the Funds as collateral for the securities loaned and agrees to pay a negotiated rate with respect to the loaned securities. The amount of these rates for each securities lending transaction may differ depending on several factors, including the demand for the security, tax considerations and the credit quality of the borrower. A net payment is generally made by the borrower with respect to these rates upon termination of the loan (the Net Rate). The value of the securities loan will be marked-to-market daily, and the borrower will be required to provide additional collateral if the posted amount falls below certain negotiated levels, and the lending agent (on behalf of the Funds) will be required to return collateral to the borrower if the amount of collateral posted is greater than such negotiated levels.

During the reporting period, the cash collateral received from borrowers related to the Funds’ securities lending activities was invested in the Fidelity Investments Money Market Government Portfolio and the daily residual was swept into the Northern Institutional Fund-U.S Government Select Portfolio. The short-term investments purchased with the cash collateral in the amount of $5,133,834 and $6,450,555 are included in Investment in Securities on the Statement of Assets and Liabilities of the Small Companies Fund and the International Fund, respectively.

The Funds provide compensation to the lending agent in connection with operating and maintaining the securities lending program. The lending agent is compensated in an amount of 15% of gross revenues for the 12 month period commencing as of implementation date. The fee will then be increased to 20% for the first $1 million of gross revenues and 15% of any gross revenues in excess of $ 1 million. The revenues derived from the securities lending

27	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2020

activities of the Funds depend on many factors, including the value of the securities available to be loaned, the demand for the securities available to be loaned, the actual percentage of the Fund’s securities that are on loan (the utilization rate), the amount earned from the investment of any collateral and the amount of the fees or profit retained by the lending agent. All compensation, costs and expenses associated with the securities lending program are considered transaction charges that are borne by the Funds and are not an obligation of the Manager under the securities lending agency agreement. These transaction charges are netted with the income from securities lending and included in net income from securities loaned on the accompanying Statement of Operations.

The Funds’ securities lending program involves certain risks, including counterparty or borrower risk, collateral investment risk, replacement risk, operational, legal, tax and accounting risks. In the event the borrower does not meet its contractual obligation to return the securities, the Funds may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

28	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2020

The following is information on the securities lending activities by the lending agent for the Funds as of June 30, 2020:

	Gross Amounts of
	Securities Loaned in
	Statement of Assets,		Cash Collateral
	Liabilities	% of Net Assets	Received
Small Companies Fund	$5,029,287	1.50%	$5,133,834
International Fund	6,082,126	0.91%	6,450,555

At June 30, 2020, there were no offsetting of securities and they are presented on a gross basis.

(11)	Recent Market Events

U.S. and international markets have experienced significant periods of volatility in recent months and years due to a number of economic, political and global macro factors including the impact of the coronavirus as a global pandemic and related public health issues, growth concerns in the U.S. and overseas, uncertainties regarding interest rates, trade tensions and the threat of tariffs imposed by the U.S. and other countries. In particular, the spread of the novel coronavirus worldwide has resulted in disruptions to supply chains and customer activity, stress on the global healthcare system, rising unemployment claims, quarantines, cancellations, market declines, the closing of borders, restrictions on travel and widespread concern and uncertainty. Health crises and related political, social and economic disruptions caused by the spread of the recent coronavirus outbreak may also exacerbate other pre-existing political, social and economic risks in certain countries. It is not possible to know the extent of these impacts, and they may be short term or may last for an extended period of time. These developments as well as other events, such as the U.S. presidential election, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. In addition, the Funds may face challenges with respect to their day-to-day operations if key personnel of the Funds’ investment adviser or other service providers are unavailable due to quarantines and restrictions on travel related to the coronavirus outbreak. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage each Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

(12)	LIBOR Transition

Certain of the Funds’ investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offered Rate (“LIBOR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (FCA), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. The transition away from Reference Rates may lead to increased volatility and illiquidity in markets that are tied to such Reference Rates and reduced values of Reference Rate-related instruments. This announcement and any additional regulatory or market changes that occur as a result of the transition away from Reference Rates may have an adverse impact on a Fund’s investments, performance or financial condition.

29	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2020

(13)	Subsequent Events

Effective June 18, 2020, the Trust appointed Parametric as one of its subadvisers to the Small Companies Fund. On July 1, 2020, Parametric began managing assets for the Fund.

Management has evaluated subsequent events for the Funds through the date the financial statements were issued and concluded that there were no additional events that require financial statement disclosure and/or adjustments to the financial statements.

30	(Continued)

Review of Liquidity Risk Management Program

The Trust has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act that applies to each series of the Trust (each series, a “Fund”). The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board has designated the Trust’s Valuation and Liquidity Committee to administer the Program (the “Program Administrator”). Certain aspects of the Program may rely on third parties to perform certain functions.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments; and (5) periodic reporting to the Board.

At a meeting of the Board on March 6, 2020, the Program Administrator provided a written report to the Board (the “Annual Report”) addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, for the initial period from December 1, 2018 through December 31, 2019. Among other things, the Annual Report discussed: (i) the results of the liquidity risk assessment undertaken by the Program Administrator; and (ii) the liquidity classification process and the roles of various parties in classifying a Fund’s investments into liquidity categories. The Annual Report indicated that the Program Administrator considers the Program to be operating effectively to assess and manage each Fund’s liquidity risk, and further believes that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other risks to which it may be subject.

31

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund

June 30, 2020 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
19,411	ACTIVISION BLIZZARD, INC.	$684,569	1,473,295
5,002	ALPHABET, INC., CLASS A(b)	2,292,897	7,093,086
4,079	ALPHABET, INC., CLASS C(b)	1,734,443	5,766,115
2,000	ALTICE U.S.A., INC., CLASS A(b)	43,775	45,080
3,914	AMC NETWORKS, INC., CLASS A(b)	99,698	91,548
145,889	AT&T, INC.	4,007,966	4,410,224
300	CABLE ONE, INC.	113,966	532,455
123,585	CENTURYLINK, INC.	1,241,084	1,239,558
290	CHARTER COMMUNICATIONS, INC., CLASS A(b)	117,410	147,912
49,281	CINEMARK HOLDINGS, INC.	463,207	569,196
57,795	COMCAST CORP., CLASS A	632,884	2,252,849
83,577	DISCOVERY, INC., CLASS A(b)	2,044,082	1,763,475
385	DISH NETWORK CORP., CLASS A(b)	4,926	13,286
22,798	ELECTRONIC ARTS, INC.(b)	1,720,609	3,010,476
31,337	FACEBOOK, INC., CLASS A(b)	1,845,029	7,115,693
1,360	GCI LIBERTY, INC., CLASS A(b)	51,149	96,723
300	IAC/INTERACTIVECORP(b)	37,278	97,020
3,289	IAC/INTERACTIVECORP(b)	207,144	352,087
2,115	INTERPUBLIC GROUP OF (THE) COS., INC.	31,161	36,293
5,832	LIBERTY GLOBAL PLC, CLASS A(b)(c)	42,377	127,488
7,374	LIBERTY GLOBAL PLC, CLASS C(b)(c)	51,974	158,615
1,800	LIBERTY MEDIA CORP.-LIBERTY FORMULA ONE, CLASS C(b)	45,464	57,078
4,262	NETFLIX, INC.(b)	1,436,618	1,939,381
2,375	NEWS CORP., CLASS A	7,170	28,168
700	NEXSTAR MEDIA GROUP, INC., CLASS A	44,492	58,583
5,434	OMNICOM GROUP, INC.	271,408	296,696
1,200	SPOTIFY TECHNOLOGY S.A.(b)(c)	149,087	309,828
1,544	TEGNA, INC.	7,743	17,200
27,736	T-MOBILE U.S., INC.(b)	1,959,092	2,888,704
3,305	TRIPADVISOR, INC.	56,130	62,828
9,852	TWITTER, INC.(b)	231,498	293,491
51,076	VERIZON COMMUNICATIONS, INC.	2,028,168	2,815,820
1	VIACOMCBS, INC., CLASS B	48	23
27,007	WALT DISNEY (THE) CO.	679,844	3,011,551
		24,384,390	48,171,825	9.74%
Consumer Discretionary:
1,500	ADVANCE AUTO PARTS, INC.	53,557	213,675
5,523	AMAZON.COM, INC.(b)	5,865,607	15,236,963
2,400	ARAMARK	47,393	54,168
1,100	AUTOLIV, INC.(c)	13,982	70,961
11,207	AUTONATION, INC.(b)	259,971	421,159
800	AUTOZONE, INC.(b)	571,776	902,496
57,075	BEST BUY CO., INC.	3,242,872	4,980,935
1,400	BIG LOTS, INC.	15,477	58,800
1,461	BOOKING HOLDINGS, INC.(b)	2,144,770	2,326,409
7,742	BORGWARNER, INC.	164,658	273,293
831	BURLINGTON STORES, INC.(b)	85,265	163,649
3,068	CARMAX, INC.(b)	33,093	274,739
57,484	CARNIVAL CORP.	601,788	943,887
1,000	CARVANA CO.(b)	127,620	120,200
4,600	D.R. HORTON, INC.	22,057	255,070
2,326	DARDEN RESTAURANTS, INC.	108,803	176,241
1,500	DICK’S SPORTING GOODS, INC.	24,803	61,890
3,389	DOLLAR GENERAL CORP.	248,398	645,638
5,224	DOLLAR TREE, INC.(b)	52,773	484,160
1,100	DOMINO’S PIZZA, INC.	154,333	406,384
55,998	EBAY, INC.	1,669,649	2,937,095
1,200	ETSY, INC.(b)	49,559	127,476
822	EXPEDIA GROUP, INC.	13,985	67,568
1,391	FLOOR & DECOR HOLDINGS, INC., CLASS A(b)	42,485	80,191
19,572	FOOT LOCKER, INC.	464,589	570,720
22,163	FORD MOTOR CO.	72,511	134,751
1,300	FRONTDOOR, INC.(b)	30,172	57,629
18,248	GAP (THE), INC.	140,118	230,290
5,273	GARMIN LTD.(c)	188,068	514,118

See accompanying notes to financial statements.	32	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund

June 30, 2020 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Discretionary (Cont’d):
15,000	GENTEX CORP.	$106,860	386,550
3,450	GENUINE PARTS CO.	102,424	300,012
15,152	HANESBRANDS, INC.	128,483	171,066
400	HASBRO, INC.	10,206	29,980
1,600	HILTON WORLDWIDE HOLDINGS, INC.	115,613	117,520
15,167	HOME DEPOT (THE), INC.	2,348,959	3,799,485
30,418	INTERNATIONAL GAME TECHNOLOGY PLC	167,706	270,720
6,950	KOHL’S CORP.	55,508	144,352
971	KONTOOR BRANDS, INC.	5,113	17,294
3,290	L BRANDS, INC.	38,158	49,251
2,338	LAS VEGAS SANDS CORP.	14,775	106,473
24,125	LENNAR CORP., CLASS A	996,306	1,486,582
58	LENNAR CORP., CLASS B	652	2,673
15,160	LKQ CORP.(b)	410,648	397,192
4,767	LULULEMON ATHLETICA, INC.(b)(c)	606,562	1,487,352
3,038	MARRIOTT INTERNATIONAL, INC., CLASS A	63,603	260,448
294	MARRIOTT VACATIONS WORLDWIDE CORP.	4,103	24,170
10,620	MCDONALD’S CORP.	433,348	1,959,071
6,600	MGM RESORTS INTERNATIONAL	54,921	110,880
600	MOHAWK INDUSTRIES, INC.(b)	26,796	61,056
600	MURPHY U.S.A., INC.(b)	4,392	67,554
4,915	NEWELL BRANDS, INC.	52,223	78,050
10,000	NIKE, INC., CLASS B	221,030	980,500
13,490	NORDSTROM, INC.	188,641	208,960
103	NVR, INC.(b)	133,164	335,651
900	O’REILLY AUTOMOTIVE, INC.(b)	27,059	379,503
900	PLANET FITNESS, INC., CLASS A(b)	45,306	54,513
370	POOL CORP.	34,226	100,592
14,100	PULTEGROUP, INC.	58,797	479,823
2,342	PVH CORP.	101,514	112,533
20,045	QURATE RETAIL, INC., CLASS A(b)	77,825	190,428
4,984	RALPH LAUREN CORP.	274,393	361,440
4,543	ROSS STORES, INC.	175,795	387,245
9,411	ROYAL CARIBBEAN CRUISES LTD.	228,563	473,373
3,200	SIX FLAGS ENTERTAINMENT CORP.	48,149	61,472
36,969	STARBUCKS CORP.	1,239,447	2,720,549
4,800	TAPESTRY, INC.	14,970	63,744
22,005	TARGET CORP.	2,265,472	2,639,060
1,403	TESLA, INC.(b)	676,248	1,514,973
1,900	THOR INDUSTRIES, INC.	22,316	202,407
1,400	TIFFANY & CO.	35,210	170,716
20,188	TJX (THE) COS., INC.	86,033	1,020,705
1,466	TOPBUILD CORP.(b)	11,809	166,787
553	ULTA BEAUTY, INC.(b)	73,007	112,491
1,100	VEONEER, INC.(b)(c)	5,428	11,759
6,800	VF CORP.	81,950	414,392
3,000	WENDY’S (THE) CO.	43,280	65,340
7,417	WHIRLPOOL CORP.	755,937	960,724
2,107	WILLIAMS-SONOMA, INC.	92,334	172,795
23,166	WYNDHAM DESTINATIONS, INC.	477,832	652,818
1,400	WYNDHAM HOTELS & RESORTS, INC.	46,408	59,668
1,600	WYNN RESORTS LTD.	33,438	119,184
900	YUM CHINA HOLDINGS, INC.(c)	40,023	43,263
		29,873,095	59,355,694	12.00%
Consumer Staples:
31,639	ALTRIA GROUP, INC.	1,460,255	1,241,831
10,300	ARCHER-DANIELS-MIDLAND CO.	188,618	410,970
700	BEYOND MEAT, INC.(b)	51,107	93,786
500	BOSTON BEER (THE) CO., INC., CLASS A(b)	267,930	268,325
7,290	BROWN-FORMAN CORP., CLASS B	57,343	464,081
2,704	CAMPBELL SOUP CO.	131,380	134,200
10,068	CHURCH & DWIGHT CO., INC.	241,887	778,256
3,772	CLOROX (THE) CO.	567,268	827,464
56,139	COCA-COLA (THE) CO.	844,179	2,508,291
1,280	COLGATE-PALMOLIVE CO.	36,019	93,773
1,900	CONAGRA BRANDS, INC.	26,152	66,823
1,600	CONSTELLATION BRANDS, INC., CLASS A	202,589	279,920

See accompanying notes to financial statements.	33	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund

June 30, 2020 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer Staples (Cont’d):
5,421	COSTCO WHOLESALE CORP.	$559,890	1,643,701
2,714	ESTEE LAUDER (THE) COS., INC., CLASS A	467,829	512,078
3,709	FLOWERS FOODS, INC.	79,756	82,933
22,764	GENERAL MILLS, INC.	832,581	1,403,401
5,300	HERBALIFE NUTRITION LTD.(b)	36,401	238,394
12,516	HERSHEY (THE) CO.	1,672,186	1,622,324
4,800	HORMEL FOODS CORP.	43,206	231,696
14,371	INGREDION, INC.	1,033,138	1,192,793
13,592	J M SMUCKER (THE) CO.	1,399,653	1,438,170
1,643	KEURIG DR. PEPPER, INC.	(27,168)	46,661
5,938	KIMBERLY-CLARK CORP.	663,076	839,336
3,714	KRAFT HEINZ (THE) CO.	26,692	118,439
65,637	KROGER (THE) CO.	1,229,474	2,221,812
633	LAMB WESTON HOLDINGS, INC.	7,452	40,468
700	MCCORMICK & CO., INC. (NON VOTING)	21,613	125,587
1,300	MOLSON COORS BEVERAGE CO., CLASS B	37,841	44,668
6,969	MONDELEZ INTERNATIONAL, INC., CLASS A	94,887	356,325
5,164	MONSTER BEVERAGE CORP.(b)	225,909	357,968
232	NU SKIN ENTERPRISES, INC., CLASS A	8,194	8,869
24,270	PEPSICO, INC.	1,881,046	3,209,950
11,229	PHILIP MORRIS INTERNATIONAL, INC.	661,987	786,704
29,290	PILGRIM’S PRIDE CORP.(b)	489,068	494,708
700	POST HOLDINGS, INC.(b)	43,421	61,334
34,396	PROCTER & GAMBLE (THE) CO.	1,138,085	4,112,730
12,432	SYSCO CORP.	389,192	679,533
9,301	TYSON FOODS, INC., CLASS A	229,865	555,363
2,700	US FOODS HOLDING CORP.(b)	45,757	53,244
34,639	WALGREENS BOOTS ALLIANCE, INC.	1,184,164	1,468,347
16,214	WALMART, INC.	1,379,933	1,942,113
		19,929,855	33,057,369	6.68%
Energy:
485	ANTERO MIDSTREAM CORP.	973	2,474
7,500	APACHE CORP.	44,217	101,250
6,600	BAKER HUGHES CO.	77,964	101,574
2,200	CHENIERE ENERGY, INC.(b)	73,298	106,304
28,175	CHEVRON CORP.	1,278,870	2,514,055
2,700	CIMAREX ENERGY CO.	45,270	74,223
1,700	CONCHO RESOURCES, INC.	49,631	87,550
41,073	CONOCOPHILLIPS	1,118,102	1,725,887
2,000	CONTINENTAL RESOURCES, INC.	20,765	35,060
9,794	ENBRIDGE, INC.(c)	137,797	297,933
12,548	EOG RESOURCES, INC.	570,060	635,682
16,551	EXXON MOBIL CORP.	628,157	740,161
3,100	HELMERICH & PAYNE, INC.	39,003	60,481
2,600	HESS CORP.	90,342	134,706
14,939	HOLLYFRONTIER CORP.	455,166	436,219
18,112	KINDER MORGAN, INC.	207,900	274,759
7,200	NOBLE ENERGY, INC.	44,105	64,512
5,994	OCCIDENTAL PETROLEUM CORP.	53,941	109,690
3,900	ONEOK, INC.	54,889	129,558
10,187	PBF ENERGY, INC., CLASS A	81,344	104,315
1,000	PHILLIPS 66	50,510	71,900
2,230	PIONEER NATURAL RESOURCES CO.	225,620	217,871
9,633	SCHLUMBERGER LTD.	108,848	177,151
20,984	VALERO ENERGY CORP.	897,521	1,234,279
11,500	WILLIAMS (THE) COS., INC.	152,085	218,730
		6,506,378	9,656,324	1.95%
Financials:
500	ALLEGHANY CORP.	140,685	244,570
26,264	ALLSTATE (THE) CORP.	1,916,211	2,547,345
3,633	AMERICAN EXPRESS CO.	111,938	345,862
3,100	AMERICAN FINANCIAL GROUP, INC.	190,545	196,726
5,500	AMERICAN INTERNATIONAL GROUP, INC.	129,086	171,490
3,642	AMERICAN NATIONAL INSURANCE CO.	245,405	262,479
12,120	AMERIPRISE FINANCIAL, INC.	970,823	1,818,485
13,600	ANNALY CAPITAL MANAGEMENT, INC.	79,649	89,216
1,848	AON PLC, CLASS A	223,031	355,925

See accompanying notes to financial statements.	34	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund

June 30, 2020 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
15,811	ARCH CAPITAL GROUP LTD.(b)(c)	$307,170	452,985
2,300	ARTHUR J. GALLAGHER & CO.	80,002	224,227
4,900	ASSURANT, INC.	218,575	506,121
1,000	AXIS CAPITAL HOLDINGS LTD.(c)	28,371	40,560
128,328	BANK OF AMERICA CORP.	1,480,342	3,047,790
10,000	BANK OF NEW YORK MELLON (THE) CORP.	206,454	386,500
23,306	BERKSHIRE HATHAWAY, INC., CLASS B(b)	2,706,956	4,160,354
2,000	BRIGHTHOUSE FINANCIAL, INC.(b)	48,875	55,640
620	CANNAE HOLDINGS, INC.(b)	2,893	25,482
9,258	CAPITAL ONE FINANCIAL CORP.	345,636	579,458
17,900	CHARLES SCHWAB (THE) CORP.	156,088	603,946
2,385	CHUBB LTD.(c)	126,355	301,989
81,873	CITIGROUP, INC.	4,246,539	4,183,710
7,030	CITIZENS FINANCIAL GROUP, INC.	131,016	177,437
1,965	CME GROUP, INC.	203,851	319,391
500	CREDIT ACCEPTANCE CORP.(b)	86,421	209,505
8,202	DISCOVER FINANCIAL SERVICES	125,376	410,838
3,601	E*TRADE FINANCIAL CORP.	49,884	179,078
469	FAIRFAX FINANCIAL HOLDINGS LTD.(c)	86,576	144,846
1,863	FIDELITY NATIONAL FINANCIAL, INC.	15,560	57,120
10,565	FIFTH THIRD BANCORP	109,297	203,693
400	FIRST CITIZENS BANCSHARES, INC., CLASS A	57,523	162,008
30,500	FIRST HORIZON NATIONAL CORP.	193,065	303,780
15,329	GOLDMAN SACHS GROUP (THE), INC.	1,896,007	3,029,317
3,000	HANOVER INSURANCE GROUP (THE), INC.	215,948	303,990
19,283	HARTFORD FINANCIAL SERVICES GROUP (THE), INC.	719,250	743,360
35,000	HUNTINGTON BANCSHARES, INC.	169,771	316,225
505	INTERCONTINENTAL EXCHANGE, INC.	12,819	46,258
15,903	JANUS HENDERSON GROUP PLC(c)	222,792	336,507
47,492	JPMORGAN CHASE & CO.	1,723,282	4,467,097
5,904	KEYCORP	30,107	71,911
1,852	LEGG MASON, INC.	25,956	92,137
200	MARKEL CORP.(b)	67,789	184,634
5,684	MARSH & MCLENNAN COS., INC.	240,120	610,291
1,300	MERCURY GENERAL CORP.	38,019	52,975
1,800	METLIFE, INC.	42,684	65,736
1,474	MGIC INVESTMENT CORP.	18,102	12,072
800	MOODY’S CORP.	28,632	219,784
75,102	MORGAN STANLEY	2,245,740	3,627,427
931	MSCI, INC.	257,575	310,786
5,900	NASDAQ, INC.	240,309	704,873
17,289	OLD REPUBLIC INTERNATIONAL CORP.	256,475	281,984
2,326	ONEMAIN HOLDINGS, INC.	40,168	57,080
2,485	PACWEST BANCORP	28,898	48,979
7,214	PNC FINANCIAL SERVICES GROUP (THE), INC.	276,365	758,985
1,600	POPULAR, INC.	33,280	59,472
1,800	PRINCIPAL FINANCIAL GROUP, INC.	37,586	74,772
13,251	PROGRESSIVE (THE) CORP.	817,013	1,061,538
5,900	PRUDENTIAL FINANCIAL, INC.	182,566	359,310
16,006	RAYMOND JAMES FINANCIAL, INC.	1,016,976	1,101,693
12,839	REGIONS FINANCIAL CORP.	73,436	142,770
800	RENAISSANCERE HOLDINGS LTD.(c)	81,779	136,824
3,151	ROYAL BANK OF CANADA(c)	75,539	213,638
7,500	SEI INVESTMENTS CO.	108,537	412,350
10,100	SLM CORP.	36,679	71,003
20,869	STATE STREET CORP.	1,074,601	1,326,225
37,894	SYNCHRONY FINANCIAL	827,136	839,731
3,657	SYNOVUS FINANCIAL CORP.	49,372	75,078
3,549	T. ROWE PRICE GROUP, INC.	106,978	438,301
2,946	TCF FINANCIAL CORP.	51,834	86,671
1,300	TD AMERITRADE HOLDING CORP.	45,798	47,294
15,374	TRAVELERS (THE) COS., INC.	1,378,221	1,753,405
12,994	TRUIST FINANCIAL CORP.	242,181	487,925
16,200	TWO HARBORS INVESTMENT CORP.	75,902	81,648
17,585	US BANCORP	318,503	647,480
7,855	W R BERKLEY CORP.	230,563	450,013
1,800	WASHINGTON FEDERAL, INC.	23,535	48,312

See accompanying notes to financial statements.	35	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund

June 30, 2020 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
47,427	WELLS FARGO & CO.	$593,148	1,214,131
2,568	WESTERN ALLIANCE BANCORP	59,789	97,250
2,600	ZIONS BANCORP N.A.	49,361	88,400
		31,407,319	50,426,198	10.19%
Health Care:
12,487	ABBOTT LABORATORIES	246,035	1,141,686
22,394	ABBVIE, INC.	940,731	2,198,643
300	ABIOMED, INC.(b)	44,070	72,468
500	ACCELERON PHARMA, INC.(b)	48,935	47,635
1,800	ADAPTIVE BIOTECHNOLOGIES CORP.(b)	45,536	87,084
1,457	AGILENT TECHNOLOGIES, INC.	63,335	128,755
1,200	AGIOS PHARMACEUTICALS, INC.(b)	44,843	64,176
6,464	ALEXION PHARMACEUTICALS, INC.(b)	488,262	725,519
2,191	ALIGN TECHNOLOGY, INC.(b)	327,961	601,298
1,200	ALNYLAM PHARMACEUTICALS, INC.(b)	181,534	177,732
24,621	AMERISOURCEBERGEN CORP.	1,599,383	2,481,058
17,083	AMGEN, INC.	3,099,196	4,029,196
5,455	ANTHEM, INC.	483,009	1,434,556
193	AVANOS MEDICAL, INC.(b)	3,014	5,672
3,700	AVANTOR, INC.(b)	41,167	62,900
9,039	BAXTER INTERNATIONAL, INC.	441,749	778,258
2,865	BECTON DICKINSON AND CO.	250,650	685,509
12,052	BIOGEN, INC.(b)	3,375,157	3,224,513
1,267	BIO-RAD LABORATORIES, INC., CLASS A(b)	602,784	572,038
32,800	BOSTON SCIENTIFIC CORP.(b)	182,160	1,151,608
47,070	BRISTOL-MYERS SQUIBB CO.	2,055,080	2,767,716
2,145	BRUKER CORP.	43,219	87,259
20,122	CARDINAL HEALTH, INC.	921,069	1,050,167
1,500	CATALENT, INC.(b)	72,507	109,950
2,772	CENTENE CORP.(b)	79,676	176,161
3,600	CERNER CORP.	40,603	246,780
241	CHARLES RIVER LABORATORIES INTERNATIONAL, INC.(b)	31,337	42,018
3,042	CIGNA CORP.	173,127	570,831
200	COOPER (THE) COS., INC.	50,902	56,728
20,573	CVS HEALTH CORP.	994,240	1,336,628
9,229	DANAHER CORP.	272,153	1,631,964
22,773	DAVITA, INC.(b)	1,689,308	1,802,255
5,332	DENTSPLY SIRONA, INC.	141,306	234,928
1,500	DEXCOM, INC.(b)	87,311	608,100
11,778	EDWARDS LIFESCIENCES CORP.(b)	161,745	813,978
3,800	ELANCO ANIMAL HEALTH, INC.(b)	74,580	81,510
23,244	ELI LILLY AND CO.	2,171,317	3,816,200
35,059	EXELIXIS, INC.(b)	612,930	832,301
18,912	GILEAD SCIENCES, INC.	266,163	1,455,089
3,800	HENRY SCHEIN, INC.(b)	67,547	221,882
6,608	HOLOGIC, INC.(b)	92,603	376,656
6,925	HORIZON THERAPEUTICS PLC(b)	168,428	384,892
2,378	HUMANA, INC.	820,169	922,070
2,299	IDEXX LABORATORIES, INC.(b)	98,745	759,038
2,300	ILLUMINA, INC.(b)	98,233	851,805
1,900	INCYTE CORP.(b)	120,835	197,543
1,462	INTUITIVE SURGICAL, INC.(b)	560,949	833,091
2,000	IOVANCE BIOTHERAPEUTICS, INC.(b)	54,955	54,900
5,634	IQVIA HOLDINGS, INC.(b)	560,732	799,352
24,558	JOHNSON & JOHNSON	1,573,363	3,453,592
842	LABORATORY CORP. OF AMERICA HOLDINGS(b)	53,269	139,865
400	MASIMO CORP.(b)	87,004	91,196
5,700	MCKESSON CORP.	202,596	874,494
12,348	MEDTRONIC PLC(c)	1,077,575	1,132,312
43,396	MERCK & CO., INC.	1,384,084	3,355,813
1,317	METTLER-TOLEDO INTERNATIONAL, INC.(b)	123,051	1,060,909
1,639	MOLINA HEALTHCARE, INC.(b)	247,224	291,709
35,680	MYLAN N.V.(b)	667,531	573,734
800	NEUROCRINE BIOSCIENCES, INC.(b)	72,192	97,600
300	PENUMBRA, INC.(b)	36,663	53,646
1,200	PERRIGO CO. PLC(c)	53,711	66,324
111,756	PFIZER, INC.	2,947,062	3,654,421

See accompanying notes to financial statements.	36	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund

June 30, 2020 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Health Care (Cont’d):
2,600	PPD, INC.(b)	$45,518	69,680
2,000	QIAGEN N.V.(b)(c)	83,380	85,620
992	REGENERON PHARMACEUTICALS, INC.(b)	572,258	618,661
400	REPLIGEN CORP.(b)	46,604	49,444
8,022	RESMED, INC.	644,542	1,540,224
700	SAREPTA THERAPEUTICS, INC.(b)	66,178	112,238
2,100	SEATTLE GENETICS, INC.(b)	357,076	356,832
9,724	STERIS PLC	1,138,123	1,492,051
800	TELADOC HEALTH, INC.(b)	157,024	152,672
1,800	TELEFLEX, INC.	195,858	655,164
2,298	THERMO FISHER SCIENTIFIC, INC.	502,466	832,657
5,772	UNITED THERAPEUTICS CORP.(b)	641,566	698,412
14,191	UNITEDHEALTH GROUP, INC.	1,970,694	4,185,635
2,036	UNIVERSAL HEALTH SERVICES, INC., CLASS B	38,822	189,124
1,880	VAREX IMAGING CORP.(b)	19,829	28,482
5,199	VARIAN MEDICAL SYSTEMS, INC.(b)	193,000	636,981
1,199	VEEVA SYSTEMS, INC., CLASS A(b)	163,094	281,070
4,100	VERTEX PHARMACEUTICALS, INC.(b)	824,040	1,190,271
8,978	WATERS CORP.(b)	1,428,708	1,619,631
4,304	ZIMMER BIOMET HOLDINGS, INC.	233,961	513,725
559	ZOETIS, INC.	40,258	76,605
		42,979,604	73,022,890	14.76%
Industrials:
6,987	3M CO.	417,187	1,089,902
923	ACCO BRANDS CORP.	3,137	6,554
11,607	ADT, INC.	45,143	92,624
2,812	AGCO CORP.	136,874	155,954
900	AIR LEASE CORP.	17,685	26,361
1,533	ALLEGION PLC(c)	40,913	156,703
5,175	AMETEK, INC.	73,220	462,490
3,000	BOEING (THE) CO.	165,524	549,900
1,200	BWX TECHNOLOGIES, INC.	54,215	67,968
2,996	CARLISLE COS., INC.	114,358	358,531
10,640	CARRIER GLOBAL CORP.	57,007	236,421
10,504	CATERPILLAR, INC.	272,491	1,328,756
3,200	CINTAS CORP.	258,101	852,352
2,000	COPART, INC.(b)	143,195	166,540
6,700	CORELOGIC, INC.	76,313	450,374
3,948	CRANE CO.	66,572	234,748
6,524	CSX CORP.	318,241	454,984
14,665	CUMMINS, INC.	2,331,857	2,540,858
7,300	DEERE & CO.	199,160	1,147,195
10,100	DELTA AIR LINES, INC.	100,965	283,305
1,525	DOVER CORP.	32,899	147,254
19,882	EATON CORP. PLC	725,861	1,739,277
2,280	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	112,692	173,371
1,953	FEDEX CORP.	39,089	273,850
3,325	FORTIVE CORP.	43,068	224,970
36,852	FORTUNE BRANDS HOME & SECURITY, INC.	1,732,360	2,355,948
1,400	GATX CORP.	24,276	85,372
2,128	GENERAL DYNAMICS CORP.	296,250	318,051
50,000	GENERAL ELECTRIC CO.	348,445	341,500
21,743	GRAFTECH INTERNATIONAL LTD.	149,548	173,509
875	HEICO CORP.	61,334	87,194
2,156	HEICO CORP., CLASS A	109,365	175,153
360	HERC HOLDINGS, INC.(b)	5,808	11,063
9,188	HONEYWELL INTERNATIONAL, INC.	265,803	1,328,493
25,039	HOWMET AEROSPACE, INC.	299,194	396,868
1,200	HUBBELL, INC.	43,310	150,432
885	HUNTINGTON INGALLS INDUSTRIES, INC.	73,903	154,424
1,500	IAA, INC.(b)	45,883	57,855
2,271	IDEX CORP.	140,770	358,909
6,025	IHS MARKIT LTD.(c)	423,559	454,888
4,824	ILLINOIS TOOL WORKS, INC.	155,812	843,476
2,382	INGERSOLL RAND, INC.(b)	18,866	66,982
1,468	JACOBS ENGINEERING GROUP, INC.	29,713	124,486
2,100	JB HUNT TRANSPORT SERVICES, INC.	40,530	252,714

See accompanying notes to financial statements.	37	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
June 30, 2020 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
37,751	JOHNSON CONTROLS INTERNATIONAL PLC	$982,980	1,288,819
4,274	L3HARRIS TECHNOLOGIES, INC.	274,846	725,170
600	LENNOX INTERNATIONAL, INC.	17,874	139,794
1,400	LINCOLN ELECTRIC HOLDINGS, INC.	28,970	117,936
3,232	LOCKHEED MARTIN CORP.	941,979	1,179,421
1,800	LYFT, INC., CLASS A(b)	50,324	59,418
1,200	MANITOWOC (THE) CO., INC.(b)	10,053	13,056
2,475	MANPOWERGROUP, INC.	81,957	170,156
15,263	MASCO CORP.	139,724	766,355
577	NORDSON CORP.	57,299	109,463
760	NORFOLK SOUTHERN CORP.	14,546	133,433
4,673	NORTHROP GRUMMAN CORP.	480,108	1,436,667
2,519	NVENT ELECTRIC PLC(c)	24,113	47,181
7,066	OLD DOMINION FREIGHT LINE, INC.	1,046,366	1,198,323
6,091	OSHKOSH CORP.	198,359	436,237
5,320	OTIS WORLDWIDE CORP.	90,693	302,495
1,100	OWENS CORNING	22,578	61,336
1,067	PACCAR, INC.	47,468	79,865
4,628	PARKER-HANNIFIN CORP.	350,966	848,174
2,519	PENTAIR PLC(c)	49,295	95,697
4,100	QUANTA SERVICES, INC.	52,131	160,843
13,341	RAYTHEON TECHNOLOGIES CORP.	243,956	822,072
12,257	REPUBLIC SERVICES, INC.	732,074	1,005,687
6,280	ROLLINS, INC.	221,629	266,209
700	ROPER TECHNOLOGIES, INC.	94,317	271,782
700	SNAP-ON, INC.	17,991	96,957
26,799	SOUTHWEST AIRLINES CO.	909,504	915,990
1,500	SPIRIT AEROSYSTEMS HOLDINGS, INC., CLASS A	25,470	35,910
2,557	STANLEY BLACK & DECKER, INC.	72,048	356,395
600	STERICYCLE, INC.(b)	18,858	33,588
5,162	TIMKEN (THE) CO.	171,352	234,819
1,596	TORO (THE) CO.	76,510	105,879
10,505	TRANE TECHNOLOGIES PLC(c)	489,469	934,735
200	TRANSDIGM GROUP, INC.	62,989	88,410
12,944	UBER TECHNOLOGIES, INC.(b)	398,810	402,300
4,943	UNION PACIFIC CORP.	181,537	835,713
1,928	UNITED AIRLINES HOLDINGS, INC.(b)	38,137	66,728
3,540	UNITED PARCEL SERVICE, INC., CLASS B	166,527	393,577
11,099	UNITED RENTALS, INC.(b)	1,158,398	1,654,195
1,047	VERISK ANALYTICS, INC.	122,184	178,199
180	VERITIV CORP.(b)	1,653	3,053
700	W.W. GRAINGER, INC.	30,601	219,912
975	WASTE CONNECTIONS, INC.	42,575	91,445
17,554	WASTE MANAGEMENT, INC.	879,219	1,859,144
1,200	WESTINGHOUSE AIR BRAKE TECHNOLOGIES CORP.	21,945	69,084
1,600	XYLEM, INC.	30,618	103,936
		21,281,496	41,374,117	8.36%
Information Technology:
2,200	2U, INC.(b)	40,782	83,512
4,949	ACCENTURE PLC, CLASS A(c)	304,426	1,062,649
7,678	ADOBE, INC.(b)	1,196,396	3,342,310
12,800	ADVANCED MICRO DEVICES, INC.(b)	228,636	673,408
12,626	AKAMAI TECHNOLOGIES, INC.(b)	715,662	1,352,118
4,877	ALLIANCE DATA SYSTEMS CORP.	212,272	220,050
1,236	ALTERYX, INC., CLASS A(b)	140,231	203,050
4,065	AMDOCS LTD.	200,086	247,477
4,400	ANALOG DEVICES, INC.	82,698	539,616
1,400	ANAPLAN, INC.(b)	47,612	63,434
1,200	ANSYS, INC.(b)	30,630	350,076
70,583	APPLE, INC.	6,404,827	25,748,678
7,400	APPLIED MATERIALS, INC.	134,145	447,330
4,877	ARROW ELECTRONICS, INC.(b)	267,343	335,001
1,800	ATLASSIAN CORP. PLC, CLASS A(b)(c)	206,509	324,486
3,688	AUTODESK, INC.(b)	420,648	882,133
6,766	AUTOMATIC DATA PROCESSING, INC.	361,211	1,007,390
7,371	BLACK KNIGHT, INC.(b)	272,636	534,840
9,493	BOOZ ALLEN HAMILTON HOLDING CORP.	296,190	738,460

See accompanying notes to financial statements.	38	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
June 30, 2020 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
2,791	BROADCOM, INC.	$153,147	880,868
3,413	BROADRIDGE FINANCIAL SOLUTIONS, INC.	106,898	430,686
1,209	CACI INTERNATIONAL, INC., CLASS A(b)	249,365	262,208
21,470	CADENCE DESIGN SYSTEMS, INC.(b)	788,762	2,060,261
1,522	CDK GLOBAL, INC.	19,712	63,041
7,000	CDW CORP.	292,424	813,260
9,515	CERENCE, INC.(b)	225,769	388,593
84,083	CISCO SYSTEMS, INC.	2,009,827	3,921,631
18,376	CITRIX SYSTEMS, INC.	2,131,097	2,717,994
2,200	CLOUDFLARE, INC., CLASS A(b)	78,522	79,090
1,000	COGNEX CORP.	44,753	59,720
2,700	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A	25,751	153,414
15,600	CORNING, INC.	85,176	404,040
900	COUPA SOFTWARE, INC.(b)	111,897	249,336
1,000	CROWDSTRIKE HOLDINGS, INC., CLASS A(b)	98,800	100,290
2,100	DATADOG, INC., CLASS A(b)	179,184	182,595
923	DELL TECHNOLOGIES, INC., CLASS C(b)	21,056	50,710
3,700	DOCUSIGN, INC.(b)	464,753	637,177
2,000	DOLBY LABORATORIES, INC., CLASS A	43,420	131,740
2,300	DROPBOX, INC., CLASS A(b)	42,360	50,071
4,992	DXC TECHNOLOGY CO.	158,627	82,368
1,640	ECHOSTAR CORP., CLASS A(b)	21,050	45,854
954	EPAM SYSTEMS, INC.(b)	163,143	240,418
300	EURONET WORLDWIDE, INC.(b)	25,458	28,746
300	EVERBRIDGE, INC.(b)	42,279	41,508
1,300	F5 NETWORKS, INC.(b)	30,063	181,324
300	FAIR ISAAC CORP.(b)	80,682	125,412
12,959	FIDELITY NATIONAL INFORMATION SERVICES, INC.	538,426	1,737,672
3,900	FIREEYE, INC.(b)	44,602	47,483
9,784	FISERV, INC.(b)	172,685	955,114
600	FIVE9, INC.(b)	64,638	66,402
200	FLEETCOR TECHNOLOGIES, INC.(b)	33,618	50,306
5,523	FORTINET, INC.(b)	393,491	758,142
3,708	GLOBAL PAYMENTS, INC.	264,415	628,951
800	GODADDY, INC., CLASS A(b)	39,006	58,664
18,800	HEWLETT PACKARD ENTERPRISE CO.	102,062	182,924
11,910	HP, INC.	179,763	207,591
400	HUBSPOT, INC.(b)	54,548	89,740
1,200	INPHI CORP.(b)	136,907	141,000
43,631	INTEL CORP.	1,003,642	2,610,443
10,978	INTERNATIONAL BUSINESS MACHINES CORP.	1,136,405	1,325,813
3,500	INTUIT, INC.	75,843	1,036,665
13,175	JABIL, INC.	259,881	422,654
1,771	JACK HENRY & ASSOCIATES, INC.	322,129	325,917
400	KEYSIGHT TECHNOLOGIES, INC.(b)	32,788	40,312
7,012	LAM RESEARCH CORP.	401,371	2,268,102
21,899	LEIDOS HOLDINGS, INC.	1,776,438	2,051,279
827	LOGMEIN, INC.	17,893	70,105
3,770	MARVELL TECHNOLOGY GROUP LTD.	20,234	132,176
7,853	MASTERCARD, INC., CLASS A	1,639,459	2,322,132
1,900	MEDALLIA, INC.(b)	44,418	47,956
4,200	MICROCHIP TECHNOLOGY, INC.	38,962	442,302
43,227	MICRON TECHNOLOGY, INC.(b)	944,172	2,227,055
113,888	MICROSOFT CORP.	4,940,620	23,177,347
500	MKS INSTRUMENTS, INC.	32,310	56,620
900	MONGODB, INC.(b)	115,074	203,706
900	NEW RELIC, INC.(b)	42,264	62,010
36,573	NORTONLIFELOCK, INC.	432,755	725,243
9,984	NVIDIA CORP.	1,873,485	3,793,021
3,900	NXP SEMICONDUCTORS N.V.(c)	334,137	444,756
3,297	OKTA, INC.(b)	513,168	660,158
64,269	ORACLE CORP.	3,416,256	3,552,148
2,800	PALO ALTO NETWORKS, INC.(b)	116,508	643,076
466	PAYCHEX, INC.	27,642	35,300
1,553	PAYCOM SOFTWARE, INC.(b)	217,948	481,011
8,900	PAYPAL HOLDINGS, INC.(b)	822,031	1,550,647
907	PERSPECTA, INC.	8,504	21,070

See accompanying notes to financial statements.	39	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund
June 30, 2020 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
3,800	PLURALSIGHT, INC., CLASS A(b)	$42,888	68,590
600	PROOFPOINT, INC.(b)	56,232	66,672
2,400	PTC, INC.(b)	82,674	186,696
2,403	QORVO, INC.(b)	185,625	265,604
17,545	QUALCOMM, INC.	1,433,322	1,600,279
1,500	RINGCENTRAL, INC., CLASS A(b)	152,618	427,515
8,372	SALESFORCE.COM, INC.(b)	147,727	1,568,327
76,375	SEAGATE TECHNOLOGY PLC	3,154,086	3,697,314
2,100	SERVICENOW, INC.(b)	273,110	850,626
6,675	SKYWORKS SOLUTIONS, INC.	640,777	853,465
900	SMARTSHEET, INC., CLASS A(b)	39,015	45,828
1,400	SPLUNK, INC.(b)	162,032	278,180
3,000	SQUARE, INC., CLASS A(b)	111,050	314,820
1,938	SS&C TECHNOLOGIES HOLDINGS, INC.	86,602	109,458
5,804	SYNNEX CORP.	351,443	695,145
8,688	SYNOPSYS, INC.(b)	744,304	1,694,160
4,600	TERADYNE, INC.	82,730	388,746
27,940	TEXAS INSTRUMENTS, INC.	943,662	3,547,542
7,049	TRIMBLE, INC.(b)	94,849	304,446
1,000	TWILIO, INC., CLASS A(b)	215,260	219,420
2,100	UBIQUITI, INC.	357,603	366,576
200	VERISIGN, INC.(b)	23,200	41,366
12,478	VISA, INC., CLASS A	563,791	2,410,375
7,800	VISHAY INTERTECHNOLOGY, INC.	48,931	119,106
3,772	VMWARE, INC., CLASS A(b)	190,784	584,132
5,845	WESTERN DIGITAL CORP.	90,457	258,057
208,267	WESTERN UNION (THE) CO.	4,265,673	4,502,733
1,000	WORKDAY, INC., CLASS A(b)	137,260	187,360
6,750	XILINX, INC.	47,180	664,132
2,685	ZEBRA TECHNOLOGIES CORP., CLASS A(b)	397,763	687,226
1,300	ZENDESK, INC.(b)	79,216	115,089
2,300	ZOOM VIDEO COMMUNICATIONS, INC., CLASS A(b)	581,479	583,142
700	ZSCALER, INC.(b)	41,398	76,650
		57,712,154	135,970,163	27.48%
Materials:
1,075	AIR PRODUCTS AND CHEMICALS, INC.	43,205	259,570
1,300	ALBEMARLE CORP.	29,152	100,373
13,770	AMCOR PLC(c)	60,200	140,592
700	ASHLAND GLOBAL HOLDINGS, INC.	12,006	48,370
3,165	AVERY DENNISON CORP.	207,899	361,095
2,804	CABOT CORP.	78,012	103,888
20,131	CELANESE CORP.	1,574,486	1,738,111
4,500	CHEMOURS (THE) CO.	49,032	69,075
7,262	CORTEVA, INC.	88,857	194,549
1,800	CROWN HOLDINGS, INC.(b)	57,831	117,234
7,262	DOW, INC.	147,036	295,999
10,454	DUPONT DE NEMOURS, INC.	408,910	555,421
7,160	EASTMAN CHEMICAL CO.	255,445	498,622
3,191	ECOLAB, INC.	114,294	634,849
15,800	FREEPORT-MCMORAN, INC.	103,648	182,806
14,585	HUNTSMAN CORP.	227,957	262,092
238	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	5,120	29,146
29,001	INTERNATIONAL PAPER CO.	942,990	1,021,125
4,450	LINDE PLC(c)	723,931	943,890
9,574	LYONDELLBASELL INDUSTRIES N.V., CLASS A	429,495	629,203
700	MARTIN MARIETTA MATERIALS, INC.	27,965	144,599
28,958	NEWMONT CORP.	1,194,310	1,787,867
5,844	NUCOR CORP.	99,313	242,000
8,317	PACKAGING CORP. OF AMERICA	742,458	830,037
5,172	PPG INDUSTRIES, INC.	123,888	548,542
6,625	RELIANCE STEEL & ALUMINUM CO.	325,929	628,911
600	ROYAL GOLD, INC.	22,314	74,592
2,400	RPM INTERNATIONAL, INC.	24,657	180,144
500	SCOTTS MIRACLE-GRO (THE) CO.	37,765	67,235
1,400	SEALED AIR CORP.	24,528	45,990
3,600	SONOCO PRODUCTS CO.	74,519	188,244
3,234	SOUTHERN COPPER CORP.(c)	38,445	128,616

See accompanying notes to financial statements.	40	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund

June 30, 2020 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Materials (Cont’d):
8,200	STEEL DYNAMICS, INC.	$89,708	213,938
4,392	VALVOLINE, INC.	24,184	84,897
2,100	VULCAN MATERIALS CO.	63,441	243,285
2,242	WESTROCK CO.	24,357	63,359
		8,497,287	13,658,266	2.76%
Real Estate:
2,100	ALEXANDRIA REAL ESTATE EQUITIES, INC.	105,954	340,725
3,148	AMERICAN TOWER CORP.	239,658	813,884
3,729	APARTMENT INVESTMENT AND MANAGEMENT CO., CLASS A	47,243	140,359
21,906	APPLE HOSPITALITY REIT, INC.	171,757	211,612
734	AVALONBAY COMMUNITIES, INC.	31,138	113,506
14,500	BOSTON PROPERTIES, INC.	1,246,525	1,310,510
46,503	BRIXMOR PROPERTY GROUP, INC.	409,622	596,168
2,153	CAMDEN PROPERTY TRUST	123,556	196,397
24,200	COLONY CAPITAL, INC.	47,333	58,080
500	CORESITE REALTY CORP.	42,695	60,530
4,700	CROWN CASTLE INTERNATIONAL CORP.	187,941	786,545
2,027	CUBESMART	53,050	54,709
900	CYRUSONE, INC.	45,114	65,475
2,500	DIGITAL REALTY TRUST, INC.	269,780	355,275
5,200	DOUGLAS EMMETT, INC.	43,778	159,432
1,700	DUKE REALTY CORP.	28,435	60,163
6,509	EPR PROPERTIES	141,336	215,643
2,140	EQUINIX, INC.	817,154	1,502,922
1,600	EQUITY LIFESTYLE PROPERTIES, INC.	26,895	99,968
5,416	EQUITY RESIDENTIAL	174,162	318,569
675	ESSEX PROPERTY TRUST, INC.	73,425	154,690
900	FEDERAL REALTY INVESTMENT TRUST	48,326	76,689
1,046	FOUR CORNERS PROPERTY TRUST, INC.	8,468	25,522
2,025	GAMING AND LEISURE PROPERTIES, INC.	54,657	70,048
7,000	HEALTHPEAK PROPERTIES, INC.	70,658	192,920
2,015	HIGHWOODS PROPERTIES, INC.	68,454	75,220
94,647	HOST HOTELS & RESORTS, INC.	1,168,899	1,021,241
678	HOWARD HUGHES (THE) CORP.(b)	20,502	35,222
700	JBG SMITH PROPERTIES	17,888	20,699
700	JONES LANG LASALLE, INC.	39,951	72,422
4,001	KIMCO REALTY CORP.	36,979	51,373
4,678	LAMAR ADVERTISING CO., CLASS A	77,075	312,303
6,311	MID-AMERICA APARTMENT COMMUNITIES, INC.	643,774	723,682
15,318	OUTFRONT MEDIA, INC.	184,437	217,056
10,911	PROLOGIS, INC.	280,830	1,018,324
4,274	PUBLIC STORAGE	715,870	820,138
6,972	RAYONIER, INC.	74,592	172,836
2,600	REALTY INCOME CORP.	48,709	154,700
3,900	REGENCY CENTERS CORP.	85,345	178,971
4,528	SBA COMMUNICATIONS CORP.	826,172	1,348,982
1,594	SIMON PROPERTY GROUP, INC.	75,050	108,998
1,100	SUN COMMUNITIES, INC.	82,400	149,248
2,100	TAUBMAN CENTERS, INC.	53,754	79,296
4,100	UDR, INC.	62,718	153,258
10,100	VEREIT, INC.	50,618	64,943
4,300	VICI PROPERTIES, INC.	66,203	86,817
21,709	VORNADO REALTY TRUST	843,765	829,501
21,812	WEINGARTEN REALTY INVESTORS	307,488	412,901
4,916	WEYERHAEUSER CO.	64,713	110,413
		10,404,846	16,198,885	3.28%
Utilities:
3,000	AES (THE) CORP.	32,870	43,470
2,000	ALLIANT ENERGY CORP.	24,835	95,680
1,600	AMEREN CORP.	40,872	112,576
3,406	AMERICAN ELECTRIC POWER CO., INC.	147,690	271,254
13,200	AVANGRID, INC.	502,113	554,136
5,800	CENTERPOINT ENERGY, INC.	66,308	108,286
13,300	CMS ENERGY CORP.	259,708	776,986
4,875	CONSOLIDATED EDISON, INC.	311,551	350,659
12,073	DOMINION ENERGY, INC.	450,978	980,086

See accompanying notes to financial statements.	41	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund

June 30, 2020 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Utilities (Cont’d):
2,300	DTE ENERGY CO.	$84,036	247,250
12,117	DUKE ENERGY CORP.	582,142	968,027
4,425	EDISON INTERNATIONAL	136,263	240,322
4,321	ENTERGY CORP.	369,658	405,353
1,735	ESSENTIAL UTILITIES, INC.	22,973	73,286
2,974	EVERGY, INC.	67,407	176,328
4,961	EVERSOURCE ENERGY	125,492	413,103
20,725	EXELON CORP.	772,860	752,110
5,500	FIRSTENERGY CORP.	176,692	213,290
900	NATIONAL FUEL GAS CO.	20,790	37,737
4,400	NEXTERA ENERGY, INC.	204,691	1,056,748
6,900	NISOURCE, INC.	43,973	156,906
4,800	OGE ENERGY CORP.	43,344	145,728
5,000	PG&E CORP.(b)	46,280	44,350
2,400	PINNACLE WEST CAPITAL CORP.	71,637	175,896
700	PPL CORP.	10,384	18,088
14,873	PUBLIC SERVICE ENTERPRISE GROUP, INC.	687,970	731,157
3,200	SEMPRA ENERGY	174,758	375,136
8,600	SOUTHERN (THE) CO.	176,010	445,910
5,426	UGI CORP.	80,112	172,547
1,600	WEC ENERGY GROUP, INC.	91,440	140,240
968	XCEL ENERGY, INC.	36,241	60,500
		5,862,078	10,343,145	2.09%
	Sub-total Common Stocks:	258,838,502	491,234,876	99.29%
Rights:
Rights:
26,698	T-MOBILE U.S., INC.(b)	—	4,485
		—	4,485	0.00%
	Sub-total Rights:	—	4,485	0.00%
Short-Term Investments:
4,131,851	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.13%(d)	4,131,851	4,131,851
	Sub-total Short-Term Investments:	4,131,851	4,131,851	0.84%
	Grand total	$262,970,353	495,371,212	100.13%

Notes to Schedule of Investments:

(a)	Investments are valued in accordance with procedures described in Note 2 to the financial statements.
(b)	Non-income producing assets.

(c)	Foreign security values are stated in U.S. dollars. As of June 30, 2020, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 2.23% of net assets.

(d)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2019, the value of the Clearwater Core Equity Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $2,916,876 with net purchases of $1,214,975 during the six months ended June 30, 2020.

See accompanying notes to financial statements.	42	(Continued)

CLEARWATER INVESTMENT TRUST

 Schedule of Investments - Clearwater Core Equity Fund
June 30, 2020 (unaudited)

Clearwater Core Equity Fund Portfolio Diversification
(as a percentage of net assets)

See accompanying notes to financial statements.	43	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund
June 30, 2020 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Communication Services:
253,566	ALASKA COMMUNICATIONS SYSTEMS GROUP, INC.	$515,430	707,449
50,229	EW SCRIPPS (THE) CO., CLASS A	684,682	439,504
22,394	HEMISPHERE MEDIA GROUP, INC.(b)	187,651	220,133
36,627	SAGA COMMUNICATIONS, INC., CLASS A	1,103,078	937,651
		2,490,841	2,304,737	0.69%
Consumer Discretionary:
189,700	AMERICAN EAGLE OUTFITTERS, INC.	3,387,557	2,067,730
19,264	AMERICA’S CAR-MART, INC.(b)	1,050,883	1,692,728
258,269	BBX CAPITAL CORP.	1,306,826	656,003
125,568	BLUEGREEN VACATIONS CORP.(c)	1,164,186	680,579
48,687	BOOT BARN HOLDINGS, INC.(b)	1,016,526	1,049,692
122,981	CALLAWAY GOLF CO.	1,837,897	2,153,397
52,563	CARRIAGE SERVICES, INC.	967,681	952,442
200,875	CLARUS CORP.	1,078,616	2,326,132
8,292	CORE-MARK HOLDING CO., INC.	203,152	206,927
136,558	DANA, INC.	1,431,720	1,664,642
71,600	EXTENDED STAY AMERICA, INC.	1,391,461	801,204
77,675	FIESTA RESTAURANT GROUP, INC.(b)	965,621	495,567
293,912	FULL HOUSE RESORTS, INC.(b)	677,145	390,903
139,300	GILDAN ACTIVEWEAR, INC.(d)	3,411,847	2,157,757
67,200	HANESBRANDS, INC.	921,601	758,688
23,433	HELEN OF TROY LTD.(b)	2,567,983	4,418,526
60,338	HOOKER FURNITURE CORP.	1,390,880	1,173,574
26,989	INSTALLED BUILDING PRODUCTS, INC.(b)	1,542,565	1,856,303
229,914	LIFETIME BRANDS, INC.	2,208,697	1,545,022
34,600	MALIBU BOATS, INC., CLASS A(b)	879,859	1,797,470
58,509	MASTERCRAFT BOAT HOLDINGS, INC.(b)	1,069,042	1,114,596
68,618	MOTORCAR PARTS OF AMERICA, INC.(b)	1,293,852	1,212,480
321,469	OFFICE DEPOT, INC.	673,508	755,452
124,264	POTBELLY CORP.(b)	461,866	283,322
112,829	SKYLINE CHAMPION CORP.(b)	2,298,554	2,746,258
59,780	STONERIDGE, INC.(b)	1,272,602	1,235,055
18,894	UNIFI, INC.(b)	390,124	243,355
3,955	UNIVERSAL ELECTRONICS, INC.(b)	146,082	185,173
47,000	WINNEBAGO INDUSTRIES, INC.	1,208,000	3,131,140
26,204	WYNDHAM DESTINATIONS, INC.	1,115,831	738,429
		39,332,164	40,490,546	12.05%
Consumer Staples:
53,511	BJ’S WHOLESALE CLUB HOLDINGS, INC.(b)	1,300,898	1,994,355
5,512	JOHN B. SANFILIPPO & SON, INC.	456,728	470,339
6,667	MEDIFAST, INC.(c)	362,195	925,180
67,603	NATURE’S SUNSHINE PRODUCTS, INC.(b)	635,338	609,103
95,450	PERFORMANCE FOOD GROUP CO.(b)	2,852,888	2,781,413
17,835	SENECA FOODS CORP., CLASS A(b)	602,487	603,001
28,962	SPECTRUM BRANDS HOLDINGS, INC.	1,534,591	1,329,356
487,964	SUNOPTA, INC.(b)(d)	1,609,517	2,293,431
23,018	UNIVERSAL CORP.	1,226,458	978,495
		10,581,100	11,984,673	3.56%
Energy:
20,873	DMC GLOBAL, INC.	505,611	576,095
24,051	HELMERICH & PAYNE, INC.	655,493	469,235
79,031	MURPHY OIL CORP.	1,222,331	1,090,628
56,614	NATIONAL OILWELL VARCO, INC.	596,877	693,521
363,462	NEXTIER OILFIELD SOLUTIONS, INC.(b)	1,927,664	890,482
57,656	TECHNIPFMC PLC(d)	466,300	394,367
		5,374,276	4,114,328	1.22%
Financials:
10,485	1ST CONSTITUTION BANCORP	178,934	130,014
8,735	AMALGAMATED BANK, CLASS A	149,572	110,410
39,162	AMBAC FINANCIAL GROUP, INC.(b)	680,998	560,800
97,608	AMERICAN EQUITY INVESTMENT LIFE HOLDING CO.	2,455,362	2,411,894
6,455	AMERICAN NATIONAL BANKSHARES, INC.	233,606	161,633
44,696	AMERIS BANCORP	1,327,383	1,054,379
34,288	ARGO GROUP INTERNATIONAL HOLDINGS LTD.(d)	1,415,051	1,194,251
125,228	ASSOCIATED BANC-CORP	2,683,780	1,713,119

See accompanying notes to financial statements.	44	(Continued)

CLEARWATER INVESTMENT TRUST

 Schedule of Investments - Clearwater Small Companies Fund
June 30, 2020 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
53,473	AXIS CAPITAL HOLDINGS LTD.(d)	$2,747,538	2,168,865
40,949	BANCORP (THE), INC.(b)	369,780	401,300
16,369	BANKWELL FINANCIAL GROUP, INC.	414,111	260,267
5,922	BERKSHIRE HILLS BANCORP, INC.	61,664	65,261
24,649	BLACKROCK TCP CAPITAL CORP.	344,310	225,292
9,211	BRIDGE BANCORP, INC.	279,430	210,379
4,836	BRYN MAWR BANK CORP.	158,933	133,764
51,753	CANNAE HOLDINGS, INC.(b)	1,106,837	2,127,048
284,491	CNO FINANCIAL GROUP, INC.	4,847,722	4,429,525
20,831	COMMERCE BANCSHARES, INC.	991,681	1,238,820
14,606	COMMUNITY BANKERS TRUST CORP.	130,349	80,333
22,895	COWEN, INC., CLASS A	355,656	371,128
54,879	CRAWFORD & CO., CLASS A	449,167	432,995
35,624	CRAWFORD & CO., CLASS B	252,401	250,437
101,211	DONEGAL GROUP, INC., CLASS A	1,520,565	1,439,221
18,269	EAGLE BANCORP MONTANA, INC.	325,248	317,515
33,111	EMPIRE BANCORP, INC.(b)	447,702	340,712
53,884	ENTERPRISE FINANCIAL SERVICES CORP.	1,922,415	1,676,870
113,805	ESSENT GROUP LTD.	4,116,439	4,127,707
30,891	FIDUS INVESTMENT CORP.(c)	406,039	280,181
39,815	FIRST MERCHANTS CORP.	1,501,402	1,097,700
11,814	FIRST MID BANCSHARES, INC.	383,520	309,881
77,252	FIRST MIDWEST BANCORP, INC.	1,720,204	1,031,314
7,289	FIRST NORTHWEST BANCORP	122,410	90,529
24,525	FIRST WESTERN FINANCIAL, INC.(b)	313,837	349,481
30,600	FIRSTCASH, INC.	2,152,886	2,064,888
35,392	FLUSHING FINANCIAL CORP.	720,134	407,716
53,400	GLACIER BANCORP, INC.	2,184,309	1,884,486
37,190	HANCOCK WHITNEY CORP.	1,506,483	788,428
33,524	HARBORONE BANCORP, INC.(b)	338,075	286,295
33,338	HOMESTREET, INC.	776,386	820,448
128,600	HOPE BANCORP, INC.	2,102,282	1,185,692
103,448	INVESTCORP CREDIT MANAGEMENT BDC, INC.(c)	712,223	355,861
70,504	LAKELAND BANCORP, INC.	1,078,390	805,861
16,563	LCNB CORP.	291,543	264,346
8,943	LENDINGTREE, INC.(b)	2,333,788	2,589,267
50,781	MACKINAC FINANCIAL CORP.	748,859	526,599
10,557	MAINSTREET BANCSHARES, INC.(b)	205,222	139,352
62,205	MVC CAPITAL, INC.(c)	530,204	406,199
5,689	NATIONAL WESTERN LIFE GROUP, INC., CLASS A	1,646,680	1,155,948
61,450	NEW MOUNTAIN FINANCE CORP.	800,632	570,871
347,973	OAKTREE SPECIALTY LENDING CORP.	1,541,057	1,555,439
150,327	OAKTREE STRATEGIC INCOME CORP.	1,274,640	953,073
23,545	PENNANTPARK INVESTMENT CORP.	158,804	82,643
6,251	PENNS WOODS BANCORP, INC.	174,938	141,960
13,625	PEOPLES BANCORP OF NORTH CAROLINA, INC.	305,059	240,754
37,112	PIONEER BANCORP, INC.(b)	494,566	339,575
10,072	RED RIVER BANCSHARES, INC.	401,772	442,060
19,189	SHORE BANCSHARES, INC.	284,276	212,806
78,403	SOLAR CAPITAL LTD.	1,396,665	1,255,232
59,935	SOUTHERN NATIONAL BANCORP OF VIRGINIA, INC.	939,361	580,770
33,268	STIFEL FINANCIAL CORP.	1,580,438	1,577,901
28,558	SUMMIT STATE BANK	363,303	277,298
24,400	SYNOVUS FINANCIAL CORP.	596,222	500,932
126,720	TCF FINANCIAL CORP.	4,008,045	3,728,102
232,681	UMPQUA HOLDINGS CORP.	3,493,678	2,475,726
16,486	UNITED BANCORP, INC.	204,353	189,754
5,970	UNITED BANCSHARES, INC.	129,860	106,863
28,241	UNITED BANKSHARES, INC.	841,759	781,146
36,675	UNITED SECURITY BANCSHARES	376,167	245,356
29,917	UNITY BANCORP, INC.	536,602	427,813
62,894	UNIVEST FINANCIAL CORP.	1,517,780	1,015,109
41,961	WALKER & DUNLOP, INC.	1,022,014	2,132,038
46,218	WEBSTER FINANCIAL CORP.	2,119,079	1,322,297
20,588	WEST BANCORP, INC.	425,402	360,084
31,923	WISDOMTREE INVESTMENTS, INC.	114,641	110,773

See accompanying notes to financial statements.	45	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund
June 30, 2020 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
32,236	WSFS FINANCIAL CORP.	$1,348,832	925,173
		78,191,455	67,025,959	19.94%
Health Care:
2,730	ADDUS HOMECARE CORP.(b)	179,663	252,689
48,140	AMN HEALTHCARE SERVICES, INC.(b)	2,466,327	2,177,853
229,480	AVID BIOSERVICES, INC.(b)	1,198,807	1,506,536
34,635	BIODELIVERY SCIENCES INTERNATIONAL, INC.(b)	145,903	151,009
5,499	BIOSPECIFICS TECHNOLOGIES CORP.(b)	330,165	336,979
65,563	BIOTELEMETRY, INC.(b)	2,612,895	2,962,792
25,313	BRUKER CORP.	762,230	1,029,733
58,267	CHEMBIO DIAGNOSTICS, INC.(b)(c)	493,442	189,368
33,897	CRYOLIFE, INC.(b)	637,436	649,805
14,626	CUTERA, INC.(b)	186,598	177,998
29,175	EMERGENT BIOSOLUTIONS, INC.(b)	1,219,566	2,307,159
31,057	EVOLENT HEALTH, INC., CLASS A(b)	195,547	221,126
24,394	GLOBUS MEDICAL, INC., CLASS A(b)	1,132,643	1,163,838
170,127	HARVARD BIOSCIENCE, INC.(b)	330,094	527,394
13,428	HEALTHSTREAM, INC.(b)	304,374	297,162
17,200	HILL-ROM HOLDINGS, INC.	1,399,946	1,888,216
48,162	INFUSYSTEM HOLDINGS, INC.(b)	241,509	555,789
64,606	INTEGRA LIFESCIENCES HOLDINGS CORP.(b)	3,645,808	3,035,836
21,051	LHC GROUP, INC.(b)	1,760,937	3,669,610
15,413	LIGAND PHARMACEUTICALS, INC.(b)(c)	1,243,655	1,723,944
26,820	LIVANOVA PLC(b)(d)	2,197,675	1,290,847
20,232	MAGELLAN HEALTH, INC.(b)	1,082,014	1,476,531
67,314	MERIDIAN BIOSCIENCE, INC.(b)	622,368	1,567,743
30,236	NANOVIBRONIX, INC.(b)	138,743	72,869
165,122	NEXTGEN HEALTHCARE, INC.(b)	1,368,060	1,813,040
41,492	OMNICELL, INC.(b)	2,272,482	2,930,165
15,473	OPTIMIZERX CORP.(b)(c)	144,830	201,613
169,702	ORASURE TECHNOLOGIES, INC.(b)	1,987,592	1,973,634
72,334	PREMIER, INC., CLASS A(b)	2,215,790	2,479,609
35,594	PROVIDENCE SERVICE (THE) CORP.(b)	2,172,402	2,808,722
49,265	PSYCHEMEDICS CORP.	597,640	270,957
6,878	SURMODICS, INC.(b)	269,802	297,405
33,400	SYNEOS HEALTH, INC.(b)	1,431,924	1,945,550
4,394	TABULA RASA HEALTHCARE, INC.(b)(c)	221,744	240,484
2,543	TACTILE SYSTEMS TECHNOLOGY, INC.(b)	118,899	105,356
93,545	TRIPLE-S MANAGEMENT CORP., CLASS B(b)	2,136,298	1,779,226
136,924	VAREX IMAGING CORP.(b)	3,514,931	2,074,399
		42,980,739	48,152,986	14.33%
Industrials:
13,900	ACUITY BRANDS, INC.	1,580,104	1,330,786
2,075	AEROVIRONMENT, INC.(b)	106,165	165,233
53,320	AIR LEASE CORP.	1,690,020	1,561,743
26,909	AIR TRANSPORT SERVICES GROUP, INC.(b)	540,349	599,263
23,955	ALBANY INTERNATIONAL CORP., CLASS A	1,105,502	1,406,398
21,460	AMERICAN WOODMARK CORP.(b)	1,646,171	1,623,449
45,849	ASGN, INC.(b)	1,955,379	3,057,211
14,775	ASTRONICS CORP.(b)	239,051	156,024
41,655	AVIS BUDGET GROUP, INC.(b)(c)	1,309,812	953,483
33,707	BRINK’S (THE) CO.	2,098,286	1,534,006
30,600	BWX TECHNOLOGIES, INC.	1,656,176	1,733,184
27,578	CBIZ, INC.(b)	654,378	661,045
16,818	CECO ENVIRONMENTAL CORP.(b)	124,845	110,831
28,028	CIRCOR INTERNATIONAL, INC.(b)	999,140	714,153
83,600	COLFAX CORP.(b)	2,030,328	2,332,440
7,511	COLUMBUS MCKINNON CORP.	202,004	251,243
48,714	COVANTA HOLDING CORP.	348,975	467,167
2,972	CRA INTERNATIONAL, INC.	117,489	117,394
15,900	DONALDSON CO., INC.	712,473	739,668
145,915	ENERPAC TOOL GROUP CORP.	3,364,426	2,568,104
11,383	FTI CONSULTING, INC.(b)	1,351,720	1,303,923
98,500	GATES INDUSTRIAL CORP. PLC(b)	1,415,570	1,012,580
19,000	GORMAN-RUPP (THE) CO.	560,570	590,520
98,254	GRAFTECH INTERNATIONAL LTD.	1,052,082	784,067
45,408	GRAHAM CORP.	671,476	578,498

See accompanying notes to financial statements.	46	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund
June 30, 2020 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
11,387	H&E EQUIPMENT SERVICES, INC.	$163,906	210,432
139,171	HARSCO CORP.(b)	1,843,569	1,880,200
53,869	HERC HOLDINGS, INC.(b)	2,094,113	1,655,394
19,600	HEXCEL CORP.	1,157,602	886,312
59,637	HILLENBRAND, INC.	1,312,342	1,614,374
2,706	HURON CONSULTING GROUP, INC.(b)	116,076	119,740
40,100	IAA, INC.(b)	1,706,895	1,546,657
115,044	INTERFACE, INC.	1,797,597	936,458
143,218	JELD-WEN HOLDING, INC.(b)	3,115,500	2,307,242
13,070	KADANT, INC.	1,168,532	1,302,556
40,641	KRATOS DEFENSE & SECURITY SOLUTIONS, INC.(b)	549,480	635,219
225,309	LSI INDUSTRIES, INC.	1,152,907	1,457,749
16,402	MASONITE INTERNATIONAL CORP.(b)	1,065,205	1,275,748
34,904	MERCURY SYSTEMS, INC.(b)	1,752,422	2,745,549
5,250	MSA SAFETY, INC.	500,105	600,810
72,300	NOW, INC.(b)	727,497	623,949
15,500	NV5 GLOBAL, INC.(b)	708,179	787,865
192,000	PGT INNOVATIONS, INC.(b)	2,936,615	3,010,560
97,304	PIONEER POWER SOLUTIONS, INC.(b)	552,291	171,255
24,357	RADA ELECTRONIC INDUSTRIES LTD.(b)(d)	124,313	159,295
173,867	REV GROUP, INC.	1,963,728	1,060,589
26,390	RUSH ENTERPRISES, INC., CLASS A	1,065,598	1,094,129
51,493	RYDER SYSTEM, INC.	2,974,569	1,931,502
23,675	SCORPIO BULKERS, INC.	430,222	362,227
17,171	SHYFT GROUP (THE), INC.	227,631	289,160
37,150	SKYWEST, INC.	1,490,976	1,211,833
7,003	SPX FLOW, INC.(b)	199,409	262,192
178,096	STEELCASE, INC., CLASS A	2,419,588	2,147,838
89,602	TEREX CORP.	3,145,780	1,681,830
38,359	TITAN MACHINERY, INC.(b)	523,332	416,579
46,280	TRIMAS CORP.(b)	1,203,803	1,108,406
11,229	VALMONT INDUSTRIES, INC.	1,489,079	1,275,839
36,086	WOODWARD, INC.	2,189,393	2,798,469
		71,400,745	65,920,370	19.61%
Information Technology:
42,650	ASURE SOFTWARE, INC.(b)(c)	318,396	274,239
66,412	AVIAT NETWORKS, INC.(b)	1,171,854	1,212,019
57,573	AVNET, INC.	2,089,920	1,605,423
26,895	AXT, INC.(b)	94,180	128,020
42,686	BELDEN, INC.	1,605,548	1,389,429
17,674	BENCHMARK ELECTRONICS, INC.	362,697	381,758
21,361	BOTTOMLINE TECHNOLOGIES DE, INC.(b)	1,086,393	1,084,498
27,899	CASA SYSTEMS, INC.(b)	118,362	116,060
319,608	CELESTICA, INC.(b)(d)	2,835,434	2,182,923
66,820	COHU, INC.	996,412	1,158,659
13,989	COMMUNICATIONS SYSTEMS, INC.	70,270	70,924
76,273	DSP GROUP, INC.(b)	955,279	1,211,215
11,359	EURONET WORLDWIDE, INC.(b)	653,866	1,088,419
9,722	EVERBRIDGE, INC.(b)	902,972	1,345,136
68,981	EVO PAYMENTS, INC., CLASS A(b)	1,510,616	1,574,836
26,150	FARO TECHNOLOGIES, INC.(b)	1,266,390	1,401,640
133,620	FRANKLIN WIRELESS CORP.(b)	287,454	737,582
112,503	FREQUENCY ELECTRONICS, INC.(b)	1,027,519	985,526
68,807	HARMONIC, INC.(b)	431,509	326,833
52,713	IDENTIV, INC.(b)	251,888	268,836
64,566	IMMERSION CORP.(b)	468,304	402,246
391,593	INFINERA CORP.(b)	2,198,701	2,318,231
4,884	INSIGHT ENTERPRISES, INC.(b)	192,718	240,293
26,540	JABIL, INC.	514,184	851,403
65,948	LIMELIGHT NETWORKS, INC.(b)	288,276	485,377
16,841	LUMENTUM HOLDINGS, INC.(b)	844,572	1,371,363
9,400	MKS INSTRUMENTS, INC.	741,577	1,064,456
54,493	NETGEAR, INC.(b)	1,139,461	1,410,824
25,213	NOVANTA, INC.(b)	1,154,259	2,691,992
9,242	OSI SYSTEMS, INC.(b)	655,203	689,823
62,742	PERFICIENT, INC.(b)	1,413,864	2,244,909
49,570	PFSWEB, INC.(b)	151,459	331,128

See accompanying notes to financial statements.	47	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund
June 30, 2020 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Information Technology (Cont’d):
50,123	PHOTRONICS, INC.(b)	$542,830	557,869
36,714	PLANTRONICS, INC.	355,561	538,962
18,380	PLEXUS CORP.(b)	986,771	1,296,893
65,846	SCANSOURCE, INC.(b)	2,514,326	1,586,230
460,298	SERVICESOURCE INTERNATIONAL, INC.(b)	476,570	727,271
133,685	STEEL CONNECT, INC.(b)	119,447	80,224
35,245	SUPER MICRO COMPUTER, INC.(b)	708,392	1,000,606
7,325	SYKES ENTERPRISES, INC.(b)	200,307	202,610
18,935	SYNNEX CORP.	1,471,691	2,267,845
159,105	UNISYS CORP.(b)	1,675,016	1,735,836
3,927	UPLAND SOFTWARE, INC.(b)	113,377	136,503
108,812	VERRA MOBILITY CORP.(b)	1,242,821	1,118,587
31,107	VIRTUSA CORP.(b)	1,187,681	1,010,044
32,529	WNS HOLDINGS LTD. ADR(b)(d)(e)	1,563,847	1,788,444
149,400	XPERI HOLDING CORP.	2,406,343	2,205,144
		43,364,517	48,899,088	14.55%
Materials:
46,800	AXALTA COATING SYSTEMS LTD.(b)	715,685	1,055,340
40,700	H.B. FULLER CO.	2,166,492	1,815,220
43,778	INGEVITY CORP.(b)	2,520,479	2,301,409
89,193	OLIN CORP.	1,542,645	1,024,828
55,768	ORION ENGINEERED CARBONS S.A.(d)	403,980	590,583
17,160	RELIANCE STEEL & ALUMINUM CO.	1,329,093	1,628,999
55,800	SCHWEITZER-MAUDUIT INTERNATIONAL, INC.	2,185,718	1,864,278
23,814	SYNALLOY CORP.(b)	179,319	178,129
27,852	TREDEGAR CORP.	463,198	428,921
		11,506,609	10,887,707	3.24%
Real Estate:
26,424	ALPINE INCOME PROPERTY TRUST, INC.	446,174	429,654
45,103	BLUEROCK RESIDENTIAL GROWTH REIT, INC.	352,478	364,432
2,215	CIM COMMERCIAL TRUST CORP.	21,013	23,878
2,333	COMMUNITY HEALTHCARE TRUST, INC.	60,749	95,420
145,351	DIAMONDROCK HOSPITALITY CO.	1,093,453	803,791
96,509	ESSENTIAL PROPERTIES REALTY TRUST, INC.	1,569,516	1,432,194
47,489	GLOBAL MEDICAL REIT, INC.	461,442	538,050
245,862	INDEPENDENCE REALTY TRUST, INC.	2,745,963	2,824,954
17,877	INNOVATIVE INDUSTRIAL PROPERTIES, INC.	1,674,863	1,573,534
48,186	ISTAR, INC.	467,681	593,652
47,940	MARCUS & MILLICHAP, INC.(b)	1,328,918	1,383,548
29,140	NEXPOINT RESIDENTIAL TRUST, INC.	801,437	1,030,099
95,731	PHYSICIANS REALTY TRUST	1,533,677	1,677,207
139,094	PLYMOUTH INDUSTRIAL REIT, INC.	2,161,275	1,780,403
16,825	QTS REALTY TRUST, INC., CLASS A	796,401	1,078,314
63,291	RAFAEL HOLDINGS, INC., CLASS B(b)	1,168,269	909,492
69,283	REALOGY HOLDINGS CORP.	1,827,617	513,387
68,608	STRATUS PROPERTIES, INC.(b)	1,878,085	1,359,124
7,049	TEJON RANCH CO.(b)	93,119	101,506
45,988	UMH PROPERTIES, INC.	547,111	594,625
15,144	URBAN EDGE PROPERTIES	148,337	179,759
		21,177,578	19,287,023	5.74%
Utilities:
20,302	ALLETE, INC.	1,050,355	1,108,692
161,054	PURE CYCLE CORP.(b)	1,153,742	1,480,086
31,421	SJW GROUP	1,943,271	1,951,558
20,981	SPIRE, INC.	1,273,420	1,378,662
		5,420,788	5,918,998	1.76%
	Sub-total Common Stocks:	331,820,812	324,986,415	96.69%
Convertible Bonds:
Health Care:
578,000	INVACARE CORP., 4.50%, 6/1/22	515,910	488,410
		515,910	488,410	0.14%
	Sub-total Convertible Bonds:	515,910	488,410	0.14%
Convertible Preferred Stocks:
Real Estate:
9,141	WHEELER REAL ESTATE INVESTMENT TRUST, INC.(b)	85,169	64,444

See accompanying notes to financial statements.	48	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund
June 30, 2020 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Real Estate (Cont’d):
17,641	WHEELER REAL ESTATE INVESTMENT TRUST, INC. (Step to 10.75% on 9/21/2023), 8.75%(b)(f)	$220,408	189,817
		305,577	254,261	0.08%
	Sub-total Convertible Preferred Stocks:	305,577	254,261	0.08%
Master Limited Partnerships:
Industrials:
49,874	STEEL PARTNERS HOLDINGS L.P.(b)	613,881	262,836
		613,881	262,836	0.08%
	Sub-total Master Limited Partnerships:	613,881	262,836	0.08%
Preferred Stocks:
Industrials:
147,521	STEEL PARTNERS HOLDINGS L.P., 6.00%	2,356,403	2,397,218
		2,356,403	2,397,218	0.71%
	Sub-total Preferred Stocks:	2,356,403	2,397,218	0.71%
Rights:
Communication Services:
55,700	MEDIA GENERAL, INC. (CONTINGENT VALUE RIGHTS)(b)(g)	-	-
		-	-	0.00%
	Sub-total Rights:	-	-	0.00%
Warrants:
Health Care:
19,977	NANOVIBRONIX, INC.(b)(g)	200	-
		200	-	0.00%
	Sub-total Warrants:	200	-	0.00%
Short-Term Investments:
5,133,834	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO(h)	5,133,834	5,133,834
8,714,196	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.13%(i)	8,714,196	8,714,196
	Sub-total Short-Term Investments:	13,848,030	13,848,030	4.12%
	Grand total	$349,460,813	342,237,170	101.82%

Notes to Schedule of Investments:

(a)	Investments are valued in accordance with procedures described in Note 2 to the financial statements.

(b)	Non-income producing assets.

(c)	Security is either wholly or partially on loan.

(d)	Foreign security values are stated in U.S. dollars. As of June 30, 2020, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 4.23% of net assets.

(e)	Securities are American Depositary Receipts of companies based outside of the United States representing 0.53% of net assets as of June 30, 2020.

(f)	For step bonds, the coupon rate disclosed is the current rate in effect.
(g)	Security has been deemed worthless and is a Level 3 investment.

(h)	Investment relates to cash collateral received from portfolio securities loaned.

(i)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2019, the value of the Clearwater Small Companies Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $9,691,925 with net sales of $977,729 during the six months ended June 30, 2020.

See accompanying notes to financial statements.	49	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund

June 30, 2020 (unaudited)

Clearwater Small Companies Fund Portfolio Diversification

(as a percentage of net assets)

See accompanying notes to financial statements.	50	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

June 30, 2020 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Closed-End Funds:
171,824	BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST			$1,701,436	2,036,114
54,180	BLACKROCK MUNICIPAL INCOME QUALITY TRUST			739,165	742,266
17,900	BLACKROCK MUNIENHANCED FUND INC			188,128	196,184
58,171	BLACKROCK MUNIHOLDINGS FUND II INC			822,153	833,590
91,327	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND			1,010,095	1,180,858
46,838	BLACKROCK MUNIHOLDINGS NEW JERSEY QUALITY FUND INC			651,076	627,161
83,977	BLACKROCK MUNIHOLDINGS QUALITY FUND II INC			1,060,121	1,040,475
74,300	BLACKROCK MUNIHOLDINGS QUALITY FUND INC			956,132	902,002
55,111	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND			701,111	714,790
157,958	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND INC			2,064,776	2,141,910
51,700	BLACKROCK MUNIYIELD PENNSYLVANIA QUALITY FUND			729,423	701,569
102,096	BLACKROCK MUNIYIELD QUALITY FUND II INC			1,309,732	1,303,766
118,472	BLACKROCK MUNIYIELD QUALITY FUND III INC			1,572,465	1,542,505
42,549	BNY MELLON STRATEGIC MUNICIPAL BOND FUND INC			298,824	308,055
177,634	DWS MUNICIPAL INCOME TRUST			2,001,406	1,918,447
5,000	EATON VANCE MUNICIPAL BOND FUND			66,580	63,600
178,050	INVESCO ADVANTAGE MUNICIPAL INCOME TRUST II			1,980,152	1,862,403
149,405	INVESCO MUNICIPAL OPPORTUNITY TRUST			1,830,751	1,771,943
101,614	INVESCO MUNICIPAL TRUST			1,262,363	1,194,981
144,886	INVESCO QUALITY MUNICIPAL INCOME TRUST			1,749,794	1,727,041
65,173	INVESCO TRUST FOR INVESTMENT GRADE MUNICIPALS			835,200	784,683
21,234	INVESCO VALUE MUNICIPAL INCOME TRUST			270,068	306,831
83,434	NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND			1,220,326	1,274,872
300,875	NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND			4,065,667	4,182,163
15,963	NUVEEN MICHIGAN QUALITY MUNICIPAL INCOME FUND			214,604	218,374
52,779	NUVEEN PENNSYLVANIA QUALITY MUNICIPAL INCOME FUND			723,142	716,211
234,784	NUVEEN QUALITY MUNICIPAL INCOME FUND			3,323,368	3,291,672
28,000	PUTNAM MUNICIPAL OPPORTUNITIES TRUST			371,050	357,840
	Sub-total Closed-End Funds:			33,719,108	33,942,306	5.78%
Municipal Bonds:
Alabama
1,000,000	PELL CITY AL SPL CARE FACS FING AUTH REVENUE	12/1/2031	5.00	1,015,990	1,044,640
				1,015,990	1,044,640	0.18%
Alaska
50,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2037	4.13	49,234	50,000
1,000,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2040	3.75	1,072,428	1,081,630
350,000	ALASKA ST INDL DEV & EXPORT AUTH CMNTY PROVIDER REVENUE(b)	12/1/2010	5.40	350,000	17,500
				1,471,662	1,149,130	0.20%
Arizona
500,000	ARIZONA ST INDL DEV AUTH EDU REVENUE(c)	7/15/2038	5.75	520,636	548,470
1,000,000	ARIZONA ST INDL DEV AUTH MF HSG REVENUE	1/1/2038	5.38	1,000,000	914,640
700,000	GLENDALE AZ INDL DEV AUTH	11/15/2036	5.00	722,943	704,676
550,000	GLENDALE AZ INDL DEV AUTH	11/15/2046	5.25	557,394	505,192
800,000	MARICOPA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2035	5.00	839,276	810,736
870,000	MARICOPA CNTY AZ INDL DEV AUTH EDU REVENUE(c)	7/1/2052	6.00	917,896	964,847
750,000	MARICOPA CNTY AZ INDL DEV AUTH SENIOR LIVING FACS REVENUE(c)	1/1/2036	5.75	742,366	737,925
500,000	NAVAJO NATION AZ(c)	12/1/2030	5.50	522,087	538,180
1,000,000	PEORIA AZ INDL DEV AUTH	11/15/2029	5.25	1,000,000	939,260
1,000,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE(c)	7/1/2036	5.13	986,510	1,034,660
2,500,000	PHOENIX AZ INDL DEV AUTH LEASE REVENUE	6/1/2034	5.25	2,511,283	2,622,350
800,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(c)	12/1/2026	5.25	800,000	816,824
10,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2031	6.75	7,960	10,088
1,370,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(c)	6/15/2035	5.38	1,450,623	1,410,401

See accompanying notes to financial statements.	51	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

June 30, 2020 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Arizona (Cont’d):
750,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE(c)	6/15/2037	4.75	$737,132	734,588
815,000	QUECHAN INDIAN TRIBE AZ FORT YUMA INDIAN RESERVATION	5/1/2025	9.75	815,000	864,356
500,000	TEMPE AZ INDL DEV AUTH REVENUE(c)	10/1/2024	4.70	499,024	497,495
500,000	TEMPE AZ INDL DEV AUTH REVENUE(c)	10/1/2037	6.00	502,579	505,795
				15,132,709	15,160,483	2.58%
Arkansas
525,000	SHERIDAN AR SCH DIST #37	2/1/2047	4.00	530,541	539,123
1,000,000	SPRINGDALE AR SALES & USE REVENUE	4/1/2041	3.60	972,834	1,030,680
				1,503,375	1,569,803	0.27%
California
2,350,000	ACALANES CA UNION HIGH SCH DIST (Step to 6.55% on 8/1/2024)(d)	8/1/2039	0.00	1,808,531	2,642,246
1,000,000	ALVORD CA UNIF SCH DIST	8/1/2036	5.25	1,011,306	1,125,650
1,000,000	ALVORD CA UNIF SCH DIST (Step to 7.35% on 8/1/2026)(d)	8/1/2046	0.00	647,634	1,291,730
500,000	CALIFORNIA ST HLTH FACS FING AUTH REVENUE	8/15/2033	5.50	501,448	524,280
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE	8/1/2029	6.00	1,491,227	1,938,735
750,000	CALIFORNIA ST STWD CMNTYS DEV AUTH REVENUE	10/1/2042	6.00	775,420	783,030
1,000,000	CARLSBAD CA UNIF SCH DIST (Step to 6.13% on 8/1/2021)(d)	8/1/2031	0.00	934,731	1,342,020
1,500,000	CLOVIS CA UNIF SCH DIST(e)	8/1/2030	0.00	816,720	969,210
1,000,000	COLTON CA JT UNIF SCH DIST (Step to 5.80% on 8/1/2021)(d)	8/1/2035	0.00	939,932	1,191,200
1,105,000	CORONA-NORCO CA UNIF SCH DIST	8/1/2039	6.80	1,103,917	1,539,287
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	743,756	753,308
1,000,000	ENCINITAS CA UNION SCH DIST (Step to 6.75% on 8/1/2022)(d)	8/1/2035	0.00	870,787	1,386,050
1,155,000	ENTERPRISE CA ELEM SCH DIST (Step to 6.20% on 8/1/2021)(d)	8/1/2035	0.00	1,081,063	1,589,014
600,000	ESCONDIDO CA SPL TAX	9/1/2036	5.00	631,176	707,100
1,500,000	HARTNELL CA CMNTY CLG DIST (Step to 7.00% on 8/1/2022)(d)	8/1/2034	0.00	1,299,676	1,829,865
3,500,000	HEALDSBURG CA UNIF SCH DIST (Step to 4.60% on 8/1/2022)(d)	8/1/2037	0.00	3,180,628	3,701,530
1,000,000	HELENDALE CA SCH DIST	8/1/2034	6.25	998,894	1,397,850
1,000,000	IMPERIAL CA CMNTY CLG DIST	8/1/2040	6.75	1,007,003	1,308,450
750,000	MARTINEZ CA UNIF SCH DIST	8/1/2035	6.13	747,572	924,638
2,000,000	OAK PARK CA UNIF SCH DIST (Step to 7.10% on 8/1/2021)(d)	8/1/2038	0.00	1,855,324	2,819,420
2,625,000	PITTSBURG CALIF UNI SCH DIST FING AUTH REVENUE(e)	9/1/2031	0.00	1,308,056	1,274,122
1,000,000	REDONDO BEACH CA UNIF SCH DIST	8/1/2034	6.38	997,365	1,304,240
750,000	REEF-SUNSET CA UNIF SCH DIST (Step to 4.85% on 8/1/2021)(d)	8/1/2038	0.00	712,057	823,688
1,000,000	RIVERSIDE CA CMNTY PPTYS DEV INC LEASE REVENUE	10/15/2038	6.00	1,010,662	1,179,390
1,500,000	S TAHOE CA JT PWRS FING AUTH LEASE REVENUE	10/1/2030	5.00	1,578,439	1,732,950
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.57%)(f)	6/1/2039	0.81	350,000	304,010
500,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE	5/1/2029	5.00	500,000	514,835
1,500,000	SAN GABRIEL CA UNIF SCH DIST	8/1/2039	5.35	1,496,052	1,629,585
1,000,000	SAN JOSE CA FING AUTH	6/1/2039	5.00	1,023,952	1,081,390
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	502,713	520,865
2,250,000	SULPHUR SPRINGS CA UNION SCH DIST COPS	12/1/2037	6.50	2,248,382	2,804,946
1,500,000	SUTTER BUTTE CA FLOOD AGY ASSMNT REVENUE	10/1/2038	4.00	1,484,597	1,603,560
1,000,000	TRACY CA JT UNIF SCH DIST (Step to 7.30% on 8/1/2027)(d)	8/1/2041	0.00	695,808	1,067,670

See accompanying notes to financial statements.	52	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

June 30, 2020 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
California (Cont’d):
1,250,000	TUSTIN CA UNIF SCH DIST	8/1/2028	6.00	$1,245,964	1,326,650
				37,600,792	46,932,514	8.00%
Colorado
500,000	9TH AVENUE MET DIST #2 CO	12/1/2048	5.00	500,000	508,810
1,000,000	AEROTROPOLIS REGL TRANPRTN AUTH CO SPL REVENUE	12/1/2051	5.00	1,014,707	1,001,040
750,000	BROADWAY STATION MET DIST #2 CO	12/1/2048	5.13	750,000	736,958
1,000,000	BROADWAY STATION MET DIST #3 CO	12/1/2049	5.00	1,023,185	956,880
650,000	BUFFALO HIGHLANDS MET DIST	12/1/2038	5.25	651,719	652,197
500,000	COLORADO SCIENCE AND TECH PARK MET DIST #1	12/1/2033	5.00	505,956	509,250
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	995,141	1,003,580
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE(c)	9/1/2046	5.00	1,003,367	974,300
1,250,000	COLORADO ST HLTH FACS AUTH HOSP REVENUE	12/1/2048	5.00	1,308,445	1,344,612
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	8/1/2033	7.63	989,747	1,051,590
650,000	COPPER RIDGE MET DIST CO TAX INCR & SALES TAX SUPPORTED REVENUE	12/1/2043	5.00	668,902	575,205
500,000	COPPERLEAF CO MET DIST #2	12/1/2030	5.25	500,000	512,995
500,000	COPPERLEAF CO MET DIST #2	12/1/2045	5.75	500,000	509,415
750,000	COPPERLEAF CO MET DIST #4	12/1/2049	5.00	780,966	727,635
1,000,000	CREEKWALK MARKETPLACE BUSINESS IMPT DIST CO(c)	12/1/2039	5.50	1,000,000	987,040
750,000	CRYSTAL CO CROSSING MET DIST	12/1/2040	5.25	750,000	761,272
1,000,000	DENVER CO URBAN RENEWAL AUTH TAX INCR REVENUE(c)	12/1/2039	5.25	985,572	1,005,360
1,000,000	DIATC MET DIST CO(c)	12/1/2049	5.00	1,062,079	1,002,320
1,000,000	DOUGLAS CNTY CO MF REVENUE	10/1/2029	4.50	1,000,000	1,034,210
500,000	HASKINS STATION CO MET DIST	12/1/2039	5.00	516,536	499,705
500,000	HUNTERS OVERLOOK METRO DIST #5 CO	12/1/2049	5.00	527,340	502,355
710,000	IRON MOUNTAIN MET DIST #2 CO	12/1/2049	5.00	723,854	697,092
1,000,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2025	5.00	991,140	892,620
500,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2035	5.50	500,000	408,200
750,000	LEYDEN ROCK MET DIST #10	12/1/2045	5.00	766,248	760,972
1,000,000	LITTLETON VLG MET DIST #2 COLO SPL REVENUE	12/1/2045	5.38	996,529	1,010,650
750,000	MIRABELLE MET DIST #2 CO	12/1/2049	5.00	793,054	729,698
583,045	MOUNT CARBON CO MET DIST REVENUE (Step to 0.00% on 6/1/2033)(d)	6/1/2043	7.00	583,045	583,045
200,000	MOUNT CARBON CO MET DIST REVENUE(b)	6/1/2043	8.00	—	44,000
1,000,000	PAINTED PRAIRIE PUB IMPT AUTH CO	12/1/2039	5.00	1,032,711	1,033,730
500,000	PALISADE CO MET DIST #2 LIMITED TAX	12/1/2046	5.00	510,778	501,350
1,000,000	PROMENADE CASTLE ROCK CO MET DIST #1	12/1/2025	5.13	1,000,000	1,036,270
500,000	ST VRAIN LAKES MET DIST #2	12/1/2037	5.00	500,000	504,245
1,000,000	STC MET DIST #2 CO	12/1/2049	5.00	1,055,952	982,680
500,000	TALLMAN GULCH MET DIST CO	12/1/2047	5.25	500,000	503,015
1,000,000	THOMPSON CROSSING MET DIST #4 CO	12/1/2049	5.00	1,053,191	1,001,120
700,000	VAUXMONT MET DIST CO	12/15/2050	3.25	700,000	741,237
500,000	VELOCITY MET DIST #3 CO	12/1/2039	5.38	500,000	511,570
1,000,000	WINDSHIRE PARK CO MET DIST #2	12/1/2047	6.50	1,079,120	1,053,280
				30,319,284	29,851,503	5.09%
Connecticut
1,000,000	CONNECTICUT ST HSG FIN AUTH HSG FIN MTGE PROGRAM	11/15/2035	3.88	1,000,000	1,101,930
515,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2038	3.95	515,000	541,245
2,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2045	3.85	2,059,448	2,073,060
5,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2047	3.65	5,000,000	5,075,050

See accompanying notes to financial statements.	53	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

June 30, 2020 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Connecticut (Cont’d):
580,434	MASHANTUCKET WSTRN PEQUOT TRIBE CT	7/1/2031	6.05	$594,687	37,728
				9,169,135	8,829,013	1.50%
District of Columbia
500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	7/1/2033	5.45	500,000	517,165
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2040	4.90	1,000,000	1,046,960
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,046,340
665,000	DIST OF COLUMBIA REVENUE	7/1/2027	4.13	616,081	636,678
1,250,000	DIST OF COLUMBIA REVENUE	7/1/2042	5.00	1,094,173	1,136,712
1,000,000	DISTRICT OF COLUMBIA HSG FIN AGY	9/1/2043	4.05	1,000,000	1,104,630
				5,210,254	5,488,485	0.93%
Florida
1,000,000	ALACHUA CNTY FL HLTH FACS AUTH CCRC	10/1/2032	8.00	1,067,208	1,106,330
500,000	ALTA LAKES CMNTY DEV DIST FL SPL ASSMNT	5/1/2039	4.40	497,445	502,885
395,000	ASTURIA FL CMNTY DEV DIST SPL ASSMNT	5/1/2034	5.75	395,000	412,534
1,265,000	BAY CNTY FL EDUCTNL FACS REVENUE	9/1/2030	5.25	1,182,256	1,271,704
1,000,000	BELLALAGO FL EDUCTNL FACS BENEFIT DIST CAPITAL IMPT REVENUE	5/1/2030	4.38	987,782	1,118,860
500,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2035	6.25	500,000	546,625
190,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2045	6.25	190,000	205,983
1,370,000	CAPITAL TRUST AGY FL CHRT SCH REVENUE	2/1/2035	5.38	1,370,000	1,348,861
750,000	CAPITAL TRUST AGY FL REVENUE	4/1/2035	7.00	750,000	612,930
1,750,000	CAPITAL TRUST AGY FL REVENUE(b)(c)(g)	12/1/2035	6.75	1,745,953	962,500
750,000	CAPITAL TRUST AGY FL REVENUE(b)(c)(g)	7/1/2037	6.75	750,000	462,195
750,000	CAPITAL TRUST AGY FL SENIOR LIVING REVENUE(c)	8/1/2027	5.00	750,000	660,045
750,000	CAPITAL TRUST AGY FL SENIOR LIVING REVENUE(c)	8/1/2032	5.38	750,000	620,070
500,000	CAPITAL TRUST AGY FL STUDENT HSG REVENUE(c)	12/1/2043	5.25	514,350	485,550
710,000	CELEBRATION POINTE CMNTY DEV DIST #1 FL SPL ASSMNT REVENUE(c)	5/1/2032	5.00	714,063	746,551
750,000	COLLIER CNTY FL INDL DEV AUTH	10/1/2039	6.25	737,628	772,267
1,750,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(b)(c)(g)	5/15/2044	8.13	1,913,765	1,312,500
750,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE(b)(c)(g)	5/15/2026	7.25	750,000	562,500
1,000,000	DAVIE FL EDUCTNL FACS REVENUE	4/1/2042	6.00	1,011,051	1,146,610
500,000	DOWDEN WEST CMNTY DEV DIST FL SPL ASSMNT REVENUE(c)	5/1/2039	5.40	500,000	543,535
980,000	ESCAMBIA CNTY FL HSG FIN AUTH SF MTGE REVENUE	10/1/2049	3.75	980,000	1,055,627
715,000	FISHHAWK CCD IV FL SPL ASSMNT REVENUE	5/1/2033	7.00	715,000	784,755
1,000,000	FLORIDA ST DEPT OF EDU CMNTY CLG CAPITAL IMPT REVENUE	7/1/2030	4.38	1,010,000	1,013,400
1,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE(c)	6/15/2035	6.00	1,000,811	1,072,780
120,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2026	5.00	120,000	120,251
795,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2035	3.75	795,000	856,962
540,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2039	4.20	540,000	559,505
1,980,000	FLORIDA ST HSG FIN CORP REVENUE	1/1/2045	4.20	1,980,000	2,225,164
1,000,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2049	3.30	1,000,000	1,059,500
1,000,000	FRERC CDD FL	11/1/2040	5.38	1,000,000	1,003,650
650,000	HARBOR BAY FL CDD CAPITAL IMPT REVENUE	5/1/2048	4.10	645,694	664,066

See accompanying notes to financial statements.	54	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

June 30, 2020 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont’d):
800,000	HERITAGE HARBOUR FL N CDD SPL ASSMNT	5/1/2034	5.00	$800,000	881,064
240,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2025	4.25	239,684	246,554
1,500,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2030	7.40	1,489,644	1,559,715
700,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2033	6.70	700,000	746,963
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2034	5.35	1,000,000	1,089,120
1,300,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2036	5.00	1,300,000	1,378,221
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE(c)	5/1/2037	5.00	744,927	790,275
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2037	5.25	745,799	805,972
700,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2038	5.00	700,000	729,372
1,000,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2039	5.30	1,000,000	1,068,220
630,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2049	4.00	626,749	610,048
490,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2049	4.50	482,974	502,069
940,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2050	4.00	925,457	909,704
465,000	LEXINGTON OAKS FL CDD SPL ASSMNT REVENUE	5/1/2033	5.65	465,000	479,224
315,000	LONG LAKE RANCH CMNTY DEV DIST FLA CAP IMPT REVENUE	5/1/2024	5.63	315,000	324,419
500,000	LT RANCH CDD FL CAPITAL IMPT REVENUE	5/1/2040	4.00	506,072	497,265
250,000	MAGNOLIA CREEK FL CDD CAPITAL IMPT REVENUE(b)	5/1/2014	5.60	250,000	45,000
500,000	MANATEE CNTY FL SCH BRD COPS	7/1/2031	5.63	496,938	526,440
735,000	MARSHALL CREEK FL CDD SPL ASSMNT	5/1/2032	5.00	746,002	758,248
500,000	MIAMI BEACH FL HLTH FACS AUTH	11/15/2044	5.00	528,493	536,760
135,000	MIAMI-DADE CNTY FL HLTH FACS AUTH HOSP REVENUE	8/1/2030	6.00	131,055	135,504
300,000	N SPRINGS FL IMPT DIST	5/1/2027	6.00	300,000	322,833
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(b)	5/1/2013	5.00	114,821	1
500,000	NORTH SPRINGS FL IMPT DIST	5/1/2044	6.50	500,000	532,865
1,400,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2029	5.00	1,405,749	1,499,120
500,000	NTHRN PALM BEACH CNTY FL IMPT DIST	8/1/2037	5.00	508,929	544,220
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2034	5.00	1,030,857	1,046,470
750,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2035	5.00	774,416	790,852
1,000,000	ORANGE CNTY FL HLTH FACS AUTH REVENUE	8/1/2047	5.00	1,061,904	1,042,500
560,000	ORANGE CNTY FL HSG FIN AUTH	9/1/2035	3.80	560,000	597,946
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2034	7.25	500,000	533,150
1,200,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2036	5.00	1,292,148	1,223,760
1,000,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2049	7.50	1,044,257	1,063,410
1,935,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	5/15/2053	4.00	1,784,584	1,591,963
500,000	PARKER ROAD FL CDD CAPITAL IMPT REVENUE	5/1/2050	4.10	498,265	480,925
500,000	PINELLAS CNTY FL INDL DEV AUTH INDL DEV REVENUE	7/1/2039	5.00	552,372	554,610
715,000	POINCIANA FL W CDD SPL ASSMNT	5/1/2030	5.38	708,223	755,383
495,000	SEVEN OAKS FL CMNTY DEV DIST SPL ASSMNT REVENUE	5/1/2033	5.50	486,065	512,241

See accompanying notes to financial statements.	55	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

June 30, 2020 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Florida (Cont’d):
165,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2044	6.75	$162,102	179,154
142,538	STERLING HILL FL CDD CAPITAL IMPT REVENUE(b)	11/1/2010	5.50	142,538	89,799
1,100,000	TALLAHASSEE FL HLTH FACS REVENUE	12/1/2040	5.00	1,142,186	1,202,487
500,000	TOLOMATO FL CDD	5/1/2037	4.25	500,000	508,530
50,000	TOLOMATO FL CDD (Step to 6.61% on 5/1/2022)(d)	5/1/2040	0.00	49,159	38,193
185,000	TOLOMATO FL CDD (Step to 6.61% on 11/1/2021)(d)	5/1/2040	0.00	170,682	163,152
115,000	TOLOMATO FL CDD (Step to 6.61% on 11/1/2024)(d)	5/1/2040	0.00	85,075	78,318
1,490,000	TOLOMATO FL CDD	5/1/2040	3.75	1,433,356	1,669,381
125,000	TOLOMATO FL CDD(b)	5/1/2040	6.61	—	1
700,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2038	5.38	700,000	753,270
500,000	TSR CDD FL SPL ASSMNT REVENUE	11/1/2035	5.38	498,702	542,370
1,500,000	UNIVERSITY PARK RECREATION DIST FL ON-AD VALOREM ASSMNT	5/1/2050	3.50	1,500,000	1,653,240
1,150,000	VLG FL CDD #7 SPL ASSMNT REVENUE	5/1/2036	4.00	1,143,324	1,231,822
4,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	5.35	4,000	4,001
85,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	6.60	84,380	71,939
735,000	WIREGRASS FL CDD CAPITAL IMPT REVENUE	5/1/2035	5.38	731,227	777,336
750,000	WYNNFIELD LAKES FL CDD	5/1/2036	4.50	745,398	800,220
350,934	ZEPHYR RIDGE FL CDD CAPITAL IMPT REVENUE(b)	5/1/2013	5.25	351,276	154,411
				63,622,795	63,446,725	10.81%
Georgia
500,000	ATHENS-CLARKE CNTY GA UNIF GOVT DEV AUTH REVENUE	6/15/2039	5.00	508,783	554,615
500,000	ATLANTA GA ARPT REVENUE	1/1/2030	6.00	501,337	512,620
1,350,000	COBB CNTY GA DEV AUTH(c)	12/1/2039	5.00	1,418,481	1,291,734
845,000	FULTON CNTY GA DEV AUTH	11/1/2028	5.25	743,607	845,507
3,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	3.80	3,500,000	3,622,640
2,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	4.00	2,000,000	2,047,040
925,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2038	3.85	925,000	1,013,865
535,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2039	4.00	535,000	567,817
2,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2040	3.80	2,500,000	2,660,250
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2041	3.85	1,002,477	1,032,730
1,950,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2043	3.90	1,940,700	2,011,054
1,100,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2048	4.00	1,100,000	1,193,599
1,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2048	4.20	1,506,356	1,661,400
1,750,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2049	3.25	1,750,000	1,856,890
				19,931,741	20,871,761	3.56%
Idaho
655,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2024	7.00	655,000	438,464
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2029	7.38	743,739	500,370
1,000,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2044	8.00	1,039,847	665,130
				2,438,586	1,603,964	0.27%
Illinois
1,195,000	BELLWOOD IL	12/1/2027	5.88	1,188,267	1,312,194
1,495,000	BOLINGBROOK IL SPL SVC AREA SPL TAX	3/1/2030	4.00	1,543,556	1,736,562
1,250,000	BURBANK IL EDUCTNL FACS REVENUE(c)	9/1/2035	6.00	1,260,230	1,326,000

See accompanying notes to financial statements.	56	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

June 30, 2020 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Illinois (Cont’d):
1,000,000	BUREAU CNTY TWP IL HIGH SCH DIST #502	10/1/2043	6.63	$1,029,883	1,208,960
1,000,000	CHICAGO HEIGHTS IL	12/1/2029	4.50	1,046,404	1,114,760
1,000,000	CHICAGO IL MIDWAY ARPT REVENUE	1/1/2035	5.25	1,000,913	1,077,940
1,000,000	CHICAGO IL PARK DIST	1/1/2028	5.00	1,073,538	1,089,040
750,000	CHICAGO IL PARK DIST	1/1/2042	4.00	772,214	806,640
637,000	CORTLAND IL SPL TAX REVENUE(b)	3/1/2017	5.50	633,881	95,550
500,000	DECATUR IL	3/1/2034	5.00	508,357	569,840
1,000,000	DEKALB/KANE/LA SALLE CNTYS IL CMNTY CLG DIST #523(e)	2/1/2029	0.00	601,416	598,390
1,500,000	ILLINOIS ST	2/1/2030	4.00	1,494,030	1,600,920
500,000	ILLINOIS ST	7/1/2033	5.50	498,790	524,300
1,000,000	ILLINOIS ST EDUCTNL FACS AUTH	11/1/2036	4.50	1,000,000	1,101,300
675,000	ILLINOIS ST FIN AUTH EDUCTNL FAC REVENUE	2/1/2034	6.00	679,285	712,908
600,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2027	6.13	600,000	600,858
500,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2036	5.00	501,241	504,015
750,000	ILLINOIS ST FIN AUTH REVENUE	12/1/2037	5.00	764,936	808,147
500,000	ILLINOIS ST FIN AUTH REVENUE	5/1/2038	5.25	508,574	497,670
1,450,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2038	5.13	1,410,515	1,326,822
1,000,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2045	5.00	1,052,822	1,003,800
1,000,000	ILLINOIS ST HSG DEV AUTH MF REVENUE	7/1/2044	3.15	1,000,000	1,049,150
975,000	ILLINOIS ST HSG DEV AUTH REVENUE	4/1/2041	3.88	975,000	1,062,652
1,000,000	ILLINOIS ST SALES TAX REVENUE	6/15/2033	5.00	1,067,541	1,084,840
1,500,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2031	5.25	1,561,809	1,642,245
500,000	LAKE CNTY IL SCH DIST #33	12/1/2040	5.00	516,739	554,660
1,000,000	MACON & MOULTRIE CNTYS IL CMNTY SCH DIST #3 MOUNT ZION	12/1/2041	5.50	1,014,254	1,106,390
1,000,000	MACON CNTY IL SCH DIST #61	1/1/2037	5.25	1,002,290	1,018,660
1,080,000	MACOUPIN SANGAMON & MONTGOMERY CNTYS IL CMNTY SCH DIST #34	12/1/2037	4.25	1,101,653	1,161,691
1,000,000	MALTA IL TAX INCR REVENUE(b)	12/30/2025	5.75	1,000,000	320,000
500,000	MET PIER & EXPOSITION AUTH IL REVENUE	6/15/2057	5.00	518,247	524,705
500,000	RICHTON PARK IL PUBLIC LIBRARY DIST	12/15/2032	4.50	523,683	530,115
750,000	ROCKFORD IL	12/15/2030	4.00	752,601	751,388
375,000	S WSTRN IL DEV AUTH(b)	10/1/2022	7.00	375,000	217,500
620,000	UPPER IL RIVER VLY DEV AUTH(c)	12/1/2022	4.00	617,170	622,232
750,000	UPPER IL RIVER VLY DEV AUTH(c)	12/1/2037	5.25	766,816	759,608
465,000	UPPER IL RIVER VLY DEV AUTH(c)	1/1/2045	5.00	495,758	466,279
685,000	WESTMONT IL PARK DIST(e)	12/1/2031	0.00	351,133	406,041
685,000	WESTMONT IL PARK DIST(e)	12/1/2033	0.00	306,298	355,234
				33,114,844	33,250,006	5.67%
Indiana
233,864	CARMEL IN REVENUE(b)	11/15/2022	6.00	237,266	2,339
331,723	CARMEL IN REVENUE(b)	11/15/2027	7.00	324,812	3,317
500,000	DAVIESS CNTY IN HOSP ASSN LEASE RENTAL REVENUE	1/15/2029	5.25	493,218	509,800
1,000,000	EAST CHICAGO IN SAN DIST REVENUE	7/15/2035	4.00	993,270	1,079,510
3,000,000	INDIANA ST FIN AUTH REVENUE	9/15/2030	6.50	3,013,721	3,222,000
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2031	5.50	494,572	512,290
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2033	6.50	988,948	1,059,250
1,000,000	INDIANA ST FIN AUTH REVENUE	3/1/2041	5.00	1,015,976	1,077,770
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	5.88	521,285	529,575
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	6.00	988,040	1,064,680
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2046	5.25	1,028,842	1,035,480
1,500,000	INDIANA ST HSG & CMNTY DEV AUTH MF HSG REVENUE	1/1/2036	5.75	1,500,000	1,325,655
600,000	MERRILLVILLE IN ECON DEV REVENUE	4/1/2036	5.75	600,000	513,720
1,000,000	MISHAWAKA IN MF HSG REVENUE(c)	1/1/2038	5.38	1,000,000	874,920
615,000	MUNSTER IN ECON DEV TAX INCR REVENUE	7/15/2026	4.75	613,389	674,686
1,000,000	SCHERERVILLE IN ECON DEV REVENUE	1/15/2030	6.00	1,006,967	1,126,850
				14,820,306	14,611,842	2.49%

See accompanying notes to financial statements.	57	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

June 30, 2020 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Iowa
1,500,000	IOWA ST FIN AUTH REVENUE	5/15/2036	5.00	$1,615,184	1,529,700
				1,615,184	1,529,700	0.26%
Kansas
1,000,000	FRANKLIN CNTY KS UNIF SCH DIST #290	9/1/2039	4.75	1,031,843	1,212,970
700,000	WICHITA KS HLTH CARE FACS REVENUE	12/1/2036	5.25	711,040	675,339
935,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE	9/1/2032	5.75	929,321	824,146
				2,672,204	2,712,455	0.46%
Kentucky
735,000	KENTUCKY ST HSG CORP HSG REVENUE	7/1/2028	3.75	727,478	776,726
				727,478	776,726	0.13%
Louisiana
1,000,000	LOUISIANA ST ENERGY & PWR AUTH PWR PROJ REVENUE	6/1/2038	5.25	1,008,035	1,115,060
650,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2025	5.25	683,294	658,034
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2030	6.00	1,011,361	1,038,890
700,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(c)	11/1/2037	5.65	700,000	716,268
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVE(c)	7/1/2039	5.00	1,064,023	976,040
600,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(c)	11/1/2039	5.50	600,000	603,516
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(c)	11/1/2044	4.00	1,000,000	880,610
750,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH REVENUE(c)	11/1/2044	4.40	750,000	703,073
500,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2035	5.00	527,531	568,055
750,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	5/1/2031	6.50	747,641	785,887
385,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.70%)(f)	2/15/2036	0.96	385,000	375,013
750,000	SAINT TAMMANY LA PUBLIC TRUST FING AUTH	11/15/2037	5.25	757,254	759,578
				9,234,139	9,180,024	1.56%
Maine
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2035	4.00	1,000,000	1,074,430
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2036	3.90	1,000,000	1,087,070
1,500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2040	3.85	1,500,000	1,591,065
500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2042	4.05	500,000	541,155
430,000	MAINE ST HSG AUTH MTGE REVENUE	11/15/2037	4.50	430,000	450,799
				4,430,000	4,744,519	0.81%
Maryland
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	500,000	516,325
1,250,000	MARYLAND ST HLTH & HGR EDUCTNL FACS AUTH REVENUE	7/1/2048	4.00	1,221,947	1,378,000
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	504,210
890,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVENUE	7/1/2038	4.00	890,000	900,751
				3,111,947	3,299,286	0.56%
Massachusetts
700,000	MASSACHUSETTS ST DEV FIN AGY REVENUE(c)	10/1/2047	5.00	744,034	716,611

See accompanying notes to financial statements.	58	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

June 30, 2020 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Massachusetts (Cont’d):
1,500,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	6/1/2049	4.00	$1,516,830	1,549,545
250,000	MASSACHUSETTS ST EDUCTNL FING AUTH	1/1/2028	5.25	250,000	250,265
1,500,000	MASSACHUSETTS ST EDUCTNL FING AUTH	7/1/2034	3.63	1,516,363	1,538,940
700,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.00	700,000	758,065
700,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2038	5.15	700,000	755,146
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2043	5.00	1,000,000	1,069,710
2,735,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2043	4.00	2,735,000	2,818,582
1,875,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	6/1/2046	4.20	1,875,000	2,037,225
500,000	ROWLEY MA	5/1/2027	4.00	500,000	501,290
				11,537,227	11,995,379	2.04%
Michigan
275,000	CHANDLER PARK ACADEMY MI PUBLIC SCH ACADEMY REVENUE	11/1/2022	5.00	254,994	275,558
750,000	MICHIGAN ST FIN AUTH REVENUE	11/15/2035	5.25	746,049	774,360
500,000	MICHIGAN ST FIN AUTH REVENUE	11/15/2042	5.00	522,144	531,880
1,850,000	MICHIGAN ST HSG DEV AUTH	10/1/2035	4.10	1,850,000	1,999,831
1,000,000	MICHIGAN ST HSG DEV AUTH	12/1/2036	3.70	1,000,000	1,078,440
600,000	MICHIGAN ST HSG DEV AUTH	10/1/2042	3.75	600,000	644,256
1,650,000	MICHIGAN ST HSG DEV AUTH	10/1/2043	4.00	1,650,000	1,813,366
1,000,000	MICHIGAN ST HSG DEV AUTH	10/1/2054	3.50	1,000,000	1,061,460
2,500,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	12/1/2038	4.13	2,500,000	2,820,800
1,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2049	4.00	1,003,332	1,095,500
1,000,000	MICHIGAN ST HSG DEV AUTH SF MTGE REVENUE	6/1/2050	3.15	1,000,000	1,038,180
460,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	11/1/2028	6.35	460,000	461,003
280,000	OAKLAND CNTY MI ECON DEV CORP LTD OBLG REVENUE	12/1/2020	6.50	279,897	280,244
750,000	TAYLOR MI BROWNFIELD REDEV AUTH	5/1/2032	5.00	773,713	861,443
410,000	UNIVERSAL ACADEMY MI PUBLIC SCH ACADEMY REVENUE	12/1/2023	6.50	406,910	427,429
				14,047,039	15,163,750	2.58%
Minnesota
1,000,000	APPLE VLY MN SENIOR LIVING REVENUE	1/1/2047	5.00	978,431	619,240
1,000,000	APPLE VY MN SENIOR HSG REVENUE	9/1/2058	5.00	980,000	1,011,270
2,500,000	MINNESOTA ST OFFICE OF HGR EDU REVENUE	11/1/2038	2.65	2,365,032	2,448,625
				4,323,463	4,079,135	0.69%
Mississippi
1,000,000	MISSISSIPPI ST DEV BANK SPL OBLG	10/1/2031	6.50	980,439	1,001,940
1,000,000	MISSISSIPPI ST DEV BANK SPL OBLG(c)	11/1/2039	4.55	1,000,000	972,360
				1,980,439	1,974,300	0.34%
Missouri
485,000	KANSAS CITY MO INDL DEV AUTH	9/1/2023	5.45	485,000	485,194
1,300,000	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE(b)(c)(g)	11/15/2036	5.75	1,300,000	859,079
1,000,000	KIRKWOOD MO INDL DEV AUTH RETMNT CMNTY REVENUE	5/15/2037	5.25	1,017,247	985,640
1,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2042	5.00	907,863	1,037,630
2,000,000	MISSOURI ST HLTH & EDUCTNL FACS AUTH	2/1/2048	4.00	2,079,529	1,822,220
915,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2048	3.80	915,000	988,246
495,000	MISSOURI ST HSG DEV COMMISSION SF MTGE REVENUE	11/1/2049	3.35	495,000	522,220
750,000	SAINT LOUIS CNTY MO INDL DEV AUTH SENIOR LIVING FACS	9/1/2042	5.00	756,891	757,140
				7,956,530	7,457,369	1.27%

See accompanying notes to financial statements.	59	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

June 30, 2020 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Montana
885,000	MONTANA ST BRD OF HSG	12/1/2038	3.75	$885,000	919,046
560,000	MONTANA ST BRD OF HSG	12/1/2038	5.20	560,000	604,901
995,000	MONTANA ST BRD OF HSG	6/1/2045	4.00	995,000	1,098,032
895,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2037	3.95	895,000	982,656
800,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2038	4.00	801,759	861,416
				4,136,759	4,466,051	0.76%
Nebraska
160,000	MEAD NE TAX INCR REVENUE(b)	7/1/2012	5.13	160,000	6,640
570,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2035	3.75	570,000	570,000
880,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2042	3.05	880,000	919,855
1,000,000	SCOTTS BLUFF CNTY NE HOSP AUTH	2/1/2037	5.25	1,039,971	1,135,090
				2,649,971	2,631,585	0.45%
Nevada
865,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2039	3.85	865,000	909,011
1,000,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2049	3.35	1,000,000	1,054,600
515,000	NORTH LAS VEGAS NV LOCAL IMPT(c)	12/1/2027	4.00	504,633	528,957
515,000	NORTH LAS VEGAS NV LOCAL IMPT(c)	12/1/2037	5.00	515,945	540,127
				2,885,578	3,032,695	0.52%
New Hampshire
1,000,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	1/1/2034	6.00	976,446	1,027,940
1,000,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2031	5.20	1,000,000	1,031,780
1,500,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2052	4.00	1,500,000	1,625,535
165,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2034	5.38	165,000	165,589
				3,641,446	3,850,844	0.66%
New Jersey
750,000	NEW JERSEY ST ECON DEV AUTH	6/15/2037	5.00	777,162	836,362
500,000	NEW JERSEY ST ECON DEV AUTH	6/15/2042	5.00	534,614	544,395
750,000	NEW JERSEY ST ECON DEV AUTH REVENUE	7/15/2047	5.00	794,158	806,505
2,500,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2039	3.50	2,492,995	2,483,725
1,000,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	12/1/2050	4.25	988,205	1,007,270
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF CONDUIT REVENUE	1/1/2030	3.60	1,000,000	1,052,170
795,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2030	4.50	795,000	822,889
3,270,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	10/1/2035	3.75	3,270,000	3,643,369
955,000	NEW JERSEY ST HSG & MTGE FIN AGY REVENUE	4/1/2049	4.00	957,518	1,020,484
500,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	12/15/2039	4.00	527,813	514,855
500,000	NEW JERSEY ST TRANSPRTN TRUST FUND AUTH	6/15/2041	5.25	507,172	537,315
700,000	TOBACCO SETTLEMENT FING CORP NJ	6/1/2046	5.00	704,510	767,956
				13,349,147	14,037,295	2.39%
New Mexico
620,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	3.90	620,000	634,390
925,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	4.13	925,000	949,845
1,530,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2043	3.85	1,530,000	1,663,003
820,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2046	3.80	820,000	862,435
765,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	3.90	765,000	826,338
1,000,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2048	4.00	1,001,887	1,088,580
990,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	3.35	990,000	1,045,876
970,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2049	4.00	970,000	1,057,581
550,000	NEW MEXICO ST MTGE FIN AUTH	7/1/2050	3.00	551,329	571,940
				8,173,216	8,699,988	1.48%

See accompanying notes to financial statements.	60	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2020 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
New York
750,000	HEMPSTEAD TOWN NY LOCAL DEV CORP REVENUE	9/1/2038	5.00	$752,811	805,065
750,000	MONROE CNTY NY INDL DEV CORP REVENUE	1/1/2030	4.00	669,128	675,367
1,250,000	MONROE CNTY NY INDL DEV CORP REVENUE	1/1/2050	5.00	1,337,683	1,079,625
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2037	3.80	1,000,000	1,023,540
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2039	4.30	1,000,000	1,052,530
600,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2042	3.85	601,476	646,788
3,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	5/1/2045	3.90	2,838,750	3,114,360
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2047	3.65	1,000,000	1,036,480
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2049	3.95	1,000,000	1,064,270
1,000,000	NEW YORK CITY NY HSG DEV CORP MF HSG REVENUE	11/1/2055	3.00	1,000,000	1,012,400
2,000,000	NEW YORK CITY NY MUNI WTR FIN AUTH WTR & SWR SYS REVENUE	6/15/2038	5.00	2,085,222	2,230,200
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2041	4.10	1,000,000	1,086,720
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2042	4.00	1,000,000	1,079,730
1,000,000	NEW YORK ST HSG FIN AGY	11/1/2048	3.95	1,000,000	1,076,590
1,500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2034	3.65	1,500,000	1,585,500
500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2045	5.10	500,000	533,130
4,000,000	NEW YORK ST HSG FIN AGY REVENUE	5/1/2048	4.10	4,000,000	4,098,920
930,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2036	3.90	930,000	1,007,943
435,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2042	3.75	435,000	445,218
1,000,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2043	4.20	1,000,000	1,119,230
1,490,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2048	3.80	1,490,000	1,595,954
2,000,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2049	2.95	2,000,000	2,094,420
1,500,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	4/1/2050	2.55	1,500,000	1,528,800
500,000	PORT AUTH OF NEW YORK & NEW JERSEY NY	5/1/2035	5.00	502,237	501,665
550,000	WESTCHESTER CO NY LOCAL DEV CORP REVENUE	1/1/2034	5.00	562,030	553,460
				30,704,337	32,047,905	5.46%
North Carolina
1,750,000	MECKLENBURG CNTY NC MF HSG REVENUE	1/1/2036	5.38	1,750,000	1,785,927
975,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	1/1/2041	3.95	986,141	1,064,671
945,000	NORTH CAROLINA ST HSG FIN AGY HOME OWNERSHIP REVENUE	1/1/2048	4.00	945,000	1,030,485
1,000,000	NORTH CAROLINA ST MED CARE COMMISSION HLTH CARE FACS REVENUE	11/1/2037	5.00	1,089,309	1,115,110
600,000	NORTH CAROLINA ST MED CARE COMMISSION RETMNT FACS REVENUE	10/1/2038	5.00	596,416	608,052
				5,366,866	5,604,245	0.95%
North Dakota
1,110,000	NORTH DAKOTA ST HSG FIN AGY	1/1/2044	3.05	1,110,000	1,176,711
				1,110,000	1,176,711	0.20%
Ohio
600,000	BRYAN OH CITY SCH DIST	12/15/2034	4.00	606,526	610,314
750,000	BUTLER CNTY OH PORT AUTH PUBLIC INFRASTRUCTURE REVENUE	12/1/2041	5.00	759,278	758,535
1,500,000	COLUMBUS-FRANKLIN CNTY OH FIN AUTH DEV REVENUE	5/15/2049	4.00	1,597,975	1,610,805
500,000	COVENTRY OH LOCAL SCH DIST	11/1/2037	5.25	501,591	530,665

See accompanying notes to financial statements.	61	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2020 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Ohio (Cont’d):
1,000,000	DAYTON-MONTGOMERY CNTY OH PORT AUTH PROJ REVENUE	1/15/2040	7.00	$1,000,000	815,330
890,000	HAMILTON CNTY OH HLTH CARE REVENUE	1/1/2031	6.13	873,130	916,104
750,000	LAKE CNTY OH PORT & ECON DEV AUTH LEASE REVENUE(c)	12/1/2037	6.50	750,000	576,780
500,000	LUCAS CNTY OH HLTH CARE FACS REVENUE	8/15/2030	5.50	494,243	514,540
1,500,000	LUCAS MET HSG AUTH OH COPS	11/1/2036	5.00	1,549,535	1,675,440
2,000,000	OHIO ST HGR EDUCTNL FAC COMMISSION	11/1/2049	4.00	2,040,618	1,831,560
870,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2039	3.35	783,915	922,339
1,380,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2048	4.00	1,380,000	1,491,380
1,460,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	3/1/2049	4.00	1,460,000	1,570,712
1,000,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2049	3.35	1,000,000	1,060,260
1,000,000	REVERE OH LOCAL SCH DIST	12/1/2043	4.00	1,047,116	1,050,410
				15,843,927	15,935,174	2.71%
Oklahoma
1,090,000	FORT SILL APACHE TRIBE OK ECONDEV AUTH GAMING ENTERPRISE REVENUE(c)	8/25/2026	8.50	1,090,000	1,176,066
2,000,000	OKLAHOMA ST DEV FIN AUTH	8/1/2049	5.00	2,225,034	2,192,980
				3,315,034	3,369,046	0.57%
Oregon
1,000,000	CLACKAMAS CNTY OR HOSP FAC AUTH REVENUE	11/15/2047	5.00	970,850	1,029,750
500,000	CLACKAMAS CNTY OR HOSP FAC AUTH REVENUE	11/15/2055	5.38	502,234	505,875
1,000,000	MEDFORD OR HOSP FACS AUTH REVENUE	10/1/2042	5.00	1,019,503	1,048,290
500,000	MULTNOMAH CNTY OR HOSP FACS AUTH REVENUE	12/1/2029	5.00	511,409	512,655
2,000,000	OREGON ST	12/1/2039	3.90	2,000,000	2,092,920
575,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2035	3.75	575,000	633,920
745,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2038	4.00	745,000	779,844
1,265,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2048	3.75	1,265,000	1,352,424
1,500,000	POLK CNTY OR HOSP FAC AUTH REVENUE	7/1/2035	5.13	1,527,528	1,349,430
				9,116,524	9,305,108	1.59%
Pennsylvania
545,000	ALLEGHENY CNTY PA INDL DEV AUTH CHRT SCH REVENUE	8/15/2026	5.90	545,000	547,126
380,000	BUTLER CNTY PA GEN AUTH REVENUE (Floating, ICE LIBOR USD 3M +0.70%)(f)	10/1/2034	0.90	380,000	364,454
1,000,000	CENTRL BRADFORD PROGRESS AUTH PA	12/1/2031	5.50	1,006,748	1,071,680
650,000	CMWLTH FING AUTH PA TOBACCO MASTER SETTLEMENT PAYMENT REVENUE	6/1/2039	4.00	646,990	723,795
600,000	DAUPHIN CNTY PA GEN AUTH UNIV REVENUE(c)	10/15/2022	4.00	599,305	590,196
500,000	MONTGOMERY CNTY PA INDL DEV AUTH	11/15/2033	5.00	523,928	570,320
1,250,000	MONTGOMERY CNTY PA INDL DEV AUTH	11/15/2036	5.00	1,263,577	1,413,262
1,700,000	PENNSYLVANIA HGR EDU ASSISTANCE AGY LOAN REVENUE	6/1/2047	3.00	1,700,000	1,506,421
1,000,000	PENNSYLVANIA ST ECON DEV FING AUTH UPMC REVENUE	4/15/2045	4.00	1,039,006	1,099,040
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE (Floating, ICE LIBOR USD 3M + 0.65%)(f)	7/1/2039	0.85	500,000	450,275

See accompanying notes to financial statements.	62	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2020 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Pennsylvania (Cont’d):
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2038	3.95	$1,000,000	1,095,940
440,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2038	4.00	440,000	455,290
1,835,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.65	1,835,000	1,952,128
535,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.70	535,000	542,570
495,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2047	4.00	495,000	531,199
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2049	3.40	1,000,000	1,049,940
1,500,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE (Step to 4.60% on 12/1/2021)(d)	12/1/2037	0.00	1,402,849	1,653,660
200,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	6/15/2023	6.13	200,000	211,972
750,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	8/1/2036	5.63	740,198	797,700
750,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	6/15/2049	5.00	779,282	750,735
				16,631,883	17,377,703	2.96%
Puerto Rico
1,500,000	PUERTO RICO CMWLTH	7/1/2035	5.00	1,500,000	1,517,265
				1,500,000	1,517,265	0.26%
Rhode Island
665,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2028	4.00	662,668	677,076
750,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2037	3.90	750,000	778,590
1,250,000	RHODE ISLAND ST STUDENT LOAN AUTH STUDENT LOAN REVENUE	12/1/2037	3.63	1,238,034	1,249,400
				2,650,702	2,705,066	0.46%
South Carolina
650,000	BERKELEY CNTY SC ASSMNT REVENUE	11/1/2040	4.25	647,351	631,592
145,000	SOUTH CAROLINA ST EDU ASSISTANCE AUTH	10/1/2029	5.10	143,941	145,086
1,250,000	SOUTH CAROLINA ST HSG FIN & DEV AUTH MTGE REVENUE	7/1/2045	3.05	1,250,000	1,305,212
665,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH ECON DEV REVENUE	4/1/2054	4.00	688,681	599,019
1,250,000	SOUTH CAROLINA ST JOBS-ECON DEV AUTH HOSP FACS REVENUE	12/1/2044	4.00	1,299,819	1,408,512
1,000,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2038	5.00	1,034,076	1,106,540
1,400,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2043	5.75	1,436,983	1,650,040
				6,500,851	6,846,001	1.17%
South Dakota
500,000	SOUTH DAKOTA ST HLTH & EDUCTNL FACS AUTH	9/1/2032	5.00	499,500	502,180
				499,500	502,180	0.09%
Tennessee
1,000,000	FRANKLIN TN HLTH & EDUCTNL FACS BRD REVENUE(b)(c)(g)	6/1/2027	6.50	1,000,000	815,250
600,000	NASHVILLE MET DEV & HSG AGY TN TAX INCR REVENUE(c)	6/1/2036	5.13	600,000	617,928
1,350,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD RETMNT FACS REVENUE	10/1/2039	5.50	1,341,970	1,228,972
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(b)	1/1/2019	5.35	134,966	375
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(b)	1/1/2029	5.55	556,862	1,563
130,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(b)	1/1/2029	6.00	-	1
670,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2031	3.60	674,134	699,902

See accompanying notes to financial statements.	63	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2020 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Tennessee (Cont’d):
980,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.85	$980,000	1,066,985
970,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2042	3.90	970,000	1,059,191
2,000,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2044	4.00	2,013,534	2,203,400
990,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2049	3.95	990,000	1,065,379
1,965,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	1/1/2049	4.05	1,965,000	2,144,444
485,000	TENNESSEE ST HSG DEV AGY	1/1/2035	3.85	485,000	519,576
				11,711,466	11,422,966	1.95%
Texas
500,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	6/15/2036	5.00	502,889	502,385
650,000	ARLINGTON TX SPL TAX REVENUE	2/15/2041	5.00	691,241	744,666
835,000	BEXAR CNTY TX HSG FIN CORP(h)	2/1/2035	3.75	835,000	872,216
2,000,000	BEXAR CNTY TX REVENUE	8/15/2039	5.00	2,043,176	2,131,260
675,000	BRAZORIA CNTY TX MUNI UTILITYDIST #28	9/1/2032	4.00	696,261	690,296
1,000,000	BRAZOS TX HGR EDU AUTH STUDENT LOAN PROGRAM REVENUE	4/1/2040	3.00	1,004,192	916,590
625,000	CLIFTON TX HGR EDU FIN CORP EDU REVENUE	12/1/2035	5.00	649,795	669,131
1,000,000	DALLAS-FORT WORTH TX INTERNATIONAL ARPT REVENUE	11/1/2037	5.25	1,004,847	1,117,500
1,350,000	DANBURY TX HGR EDU AUTH INC EDU REVENUE	8/15/2049	5.13	1,407,700	1,402,312
1,500,000	EL PASO CNTY TX HOSP DIST	8/15/2043	5.00	1,588,807	1,542,495
1,000,000	EL PASO TX DOWNTOWN DEV CORP SPL REVENUE	8/15/2038	7.25	1,036,548	1,195,700
1,000,000	FORT BEND CNTY TX MUNI UTILITY DIST #23	9/1/2033	4.00	1,031,263	1,021,210
610,000	FORT BEND CNTY TX MUNI UTILITY DIST #50	9/1/2029	4.00	629,070	624,689
800,000	GILMER TX ECON DEV CORP SALES TAX REVENUE	7/15/2030	5.00	831,077	833,400
1,500,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE (Step to 5.50%on 10/1/2023)(d)	10/1/2035	0.00	1,256,342	1,715,595
560,000	HARRIS CNTY TX MUNI UTILITY DIST #400	9/1/2033	4.00	577,512	571,878
1,000,000	HIDALGO CNTY TX REGL MOBILITY AUTH VEHICLE REGISTRATION FEE	12/1/2038	5.25	1,014,337	1,112,780
1,500,000	HOUSTON TX HGR EDU FIN CORP	9/1/2038	5.50	1,515,198	1,664,655
750,000	LEWISVILLE TX COMB CONTRACT REVENUE	9/1/2024	3.00	745,633	781,807
1,000,000	MEADOWHILL TX REGL MUNI UTILITY DIST	10/1/2034	4.00	1,057,479	1,054,150
273,000	N CENTRL TEXAS ST HLTH FAC DEV CORP	2/15/2025	5.38	273,000	222,621
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2034	6.00	1,000,000	1,028,450
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2042	6.20	999,061	1,185,690
1,000,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	10/1/2034	5.00	1,006,021	923,970
750,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	1/1/2035	5.50	759,505	733,890
1,100,000	NEW HOPE CULTURAL ED FACS FIN CORP TX RETIREMENT FAC REVENUE	1/1/2055	5.00	1,147,579	907,654
750,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX EDU REVENUE(c)	8/15/2036	5.00	752,176	753,930
1,000,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX EDU REVENUE	8/15/2036	5.50	1,001,805	1,015,660
670,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX EDU REVENUE(c)	8/15/2049	5.00	695,232	682,938
1,100,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REVENUE	4/1/2046	5.00	1,129,449	1,187,549
750,000	RED RIVER TX HLTH FACS DEV CORP RETIREMENT FAC REVENUE	11/15/2034	7.50	746,656	800,602
1,000,000	SUGAR LAND TX DEV CORP SALES TAX REVENUE	2/15/2033	5.00	1,041,092	1,113,660

See accompanying notes to financial statements.	64	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2020 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Texas (Cont’d):
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP HOSP REVENUE	11/15/2038	5.00	$1,036,487	1,093,330
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE(b)	11/15/2022	5.50	1,000,000	650,000
660,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE	11/15/2024	5.63	660,000	660,403
750,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENUE	11/15/2035	5.00	769,510	621,195
970,000	TEXAS ST AFFORDABLE HSG CORP SF MTGE REVENUE	3/1/2050	4.00	992,819	1,069,444
2,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2044	3.63	2,044,740	2,168,520
1,000,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	9/1/2048	4.25	1,017,306	1,107,840
				38,190,805	39,092,061	6.66%
Utah
1,000,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(c)	7/15/2033	4.65	990,319	996,110
1,000,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE	10/15/2033	6.50	1,000,000	1,002,820
1,000,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(c)	4/15/2045	6.00	1,000,000	1,000,640
90,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	90,000	92,031
1,500,000	WEST VLY CITY UT MUNI BLDG AUTH LEASE REVENUE	2/1/2039	5.00	1,631,200	1,792,185
				4,711,519	4,883,786	0.83%
Vermont
680,000	VERMONT ST HSG FIN AGY	5/1/2032	4.88	677,515	734,726
1,000,000	VERMONT ST STUDENT ASSISTANCE CORP EDU LOAN REVENUE	6/15/2036	3.38	990,848	978,900
				1,668,363	1,713,626	0.29%
Virginia
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	501,405
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(e)	9/1/2041	0.00	157,075	20,716
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE	9/1/2041	5.63	373,937	189,500
1,000,000	VIRGINIA ST HSG DEV AUTH	7/1/2033	4.13	1,000,000	1,055,610
2,005,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	1/1/2038	3.88	1,995,250	2,078,102
				4,026,262	3,845,333	0.66%
Washington
700,000	KALISPEL TRIBE OF INDIANS PRIORITY DIST WA REVENUE(c)	1/1/2038	5.25	686,619	776,272
445,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	445,000	451,515
1,500,000	KING CNTY WA HSG AUTH	11/1/2039	3.00	1,467,593	1,559,595
1,000,000	PIKE PLACE MARKET WA PRESERVATION & DEV AUTH SPL OBLG	12/1/2040	5.00	1,046,290	1,078,710
770,000	SEATTLE WA HSG AUTH POOLED HSG REVENUE	9/15/2033	5.75	776,706	899,083
500,000	SNOHOMISH CNTY WA HSG AUTH	4/1/2044	4.00	508,126	549,695
1,000,000	VANCOUVER WA HSG AUTH	8/1/2034	3.75	983,853	1,095,840
1,500,000	VANCOUVER WA HSG AUTH	6/1/2038	3.00	1,495,855	1,543,050
1,500,000	VANCOUVER WA HSG AUTH	12/1/2051	3.30	1,500,000	1,576,095
530,000	WASHINGTON ST HSG FIN COMMISSION(c)	7/1/2025	6.00	532,245	558,684
1,000,000	WASHINGTON ST HSG FIN COMMISSION(c)	1/1/2031	5.00	1,001,336	1,029,030
750,000	WASHINGTON ST HSG FIN COMMISSION(c)	7/1/2031	5.00	789,975	755,790
675,000	WASHINGTON ST HSG FIN COMMISSION(c)	1/1/2035	5.75	675,000	676,586

See accompanying notes to financial statements.	65	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2020 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Washington (Cont’d):
600,000	WASHINGTON ST HSG FIN COMMISSION(c)	7/1/2036	5.00	$629,092	573,270
500,000	WASHINGTON ST HSG FIN COMMISSION(c)	1/1/2038	5.00	538,423	528,570
1,000,000	WASHINGTON ST HSG FIN COMMISSION(c)	1/1/2044	5.00	1,085,456	982,360
1,000,000	WASHINGTON ST HSG FIN COMMISSION(c)	7/1/2048	5.00	1,093,428	959,290
				15,254,997	15,593,435	2.66%
West Virginia
1,500,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2032	3.75	1,500,000	1,622,475
				1,500,000	1,622,475	0.28%
Wisconsin
1,500,000	PUBLIC FIN AUTH WI CCRC REVENUE(c)	6/1/2046	8.25	1,534,937	1,583,535
16,520	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2046	0.00	1,120	390
18,299	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2047	0.00	1,205	415
17,930	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2048	0.00	1,154	400
17,786	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2049	0.00	1,120	388
17,496	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2050	0.00	1,077	366
18,980	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2051	0.00	1,143	389
446,246	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(f)(g)(i)	7/1/2051	3.75	443,916	281,331
19,357	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2052	0.00	1,140	381
19,095	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2053	0.00	1,101	368
18,909	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2054	0.00	1,069	353
18,634	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2055	0.00	1,033	340
18,360	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2056	0.00	999	329
98,139	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(g)	7/1/2056	5.50	97,967	71,078
18,454	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2057	0.00	1,770	321
18,165	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2058	0.00	946	308
17,992	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2059	0.00	920	298
17,834	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2060	0.00	897	285
17,573	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2061	0.00	869	273
17,400	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2062	0.00	848	262
17,125	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2063	0.00	821	252
16,967	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2064	0.00	801	245
16,823	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2065	0.00	782	233
16,731	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2066	0.00	765	221
215,987	PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE(c)(e)	1/1/2067	0.00	9,314	2,633
520,000	PUBLIC FIN AUTH WI EDU REVENUE(c)	6/15/2049	5.00	526,651	522,111
445,000	PUBLIC FIN AUTH WI REVENUE	4/1/2025	5.00	446,861	467,379
1,250,000	PUBLIC FIN AUTH WI REVENUE(c)	11/1/2028	6.25	1,250,000	1,438,512
600,000	PUBLIC FIN AUTH WI REVENUE	4/1/2032	5.50	600,000	612,660
1,000,000	PUBLIC FIN AUTH WI REVENUE(c)	1/1/2033	6.13	989,169	882,190
341,000	PUBLIC FIN AUTH WI REVENUE(e)	10/1/2042	0.00	375,170	50,784
515,000	PUBLIC FIN AUTH WI REVENUE	10/1/2042	7.00	527,586	481,994
13,694	PUBLIC FIN AUTH WI REVENUE(b)(c)(g)	12/1/2048	5.50	13,694	6,847

See accompanying notes to financial statements.	66	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2020 (unaudited)

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Wisconsin (Cont’d):
1,195,000	PUBLIC FIN AUTH WI SENIOR LIVING REVENUE(c)	11/15/2024	5.00	$1,193,189	1,238,426
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/1/2032	5.00	541,408	477,700
1,300,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2032	5.00	1,377,158	1,479,569
700,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	6/1/2037	5.00	731,885	669,921
500,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	9/15/2040	5.00	512,780	506,155
2,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2043	5.00	2,049,335	2,122,920
1,400,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	9/15/2045	5.00	1,433,667	1,413,090
650,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	11/1/2046	5.00	673,354	626,008
2,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	10/1/2048	5.13	1,963,380	1,940,320
500,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2035	3.88	500,000	538,145
1,000,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2040	4.00	1,000,000	1,074,660
1,000,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2042	3.90	1,003,795	1,089,400
1,500,000	WISCONSIN ST HSG & ECON DEV AUTH	5/1/2055	4.15	1,500,000	1,628,430
				21,316,796	21,212,615	3.61%
Wyoming
1,000,000	NATRONA CNTY WY HOSP REVENUE	9/15/2031	6.35	1,000,000	1,042,140
630,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2038	3.90	630,000	692,521
1,645,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2038	4.05	1,645,000	1,704,845
				3,275,000	3,439,506	0.59%
	Sub-total Municipal Bonds:			526,718,072	542,653,177	92.46%
Short-Term Investments:
5,284,667	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.13%(j)			5,284,667	5,284,667
	Sub-total Short-Term Investments:			5,284,667	5,284,667	0.90%
	Grand total			$565,721,847	581,880,150	99.14%

Notes to Schedule of Investments:

(a)	Investments are valued in accordance with procedures described in Note 2 to the financial statements.

(b)	Non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(d)	For step bonds, the coupon rate disclosed is the current rate in effect.

(e)	Zero coupon bond.

(f)	Variable rate security. Rate as of June 30, 2020 is disclosed.

(g)	Restricted security that has been deemed illiquid. At June 30, 2020, the value of these restricted illiquid securities amounted to $5,333,280 or 0.91% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	AQUISITION DATE	ACQUISITION COST
CAPITAL TRUST AGY FL REVENUE, 6.75%, 12/1/35	12/2/15-1/21/16	$1,748,875
CAPITAL TRUST AGY FL REVENUE, 6.75%, 7/1/37	6/28/17	750,000
COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV, 8.13%, 5/15/44	6/27/17-4/12/18	1,961,290
COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REVENUE, 7.25%, 5/15/26	12/16/13	750,000

See accompanying notes to financial statements.	67	(Continued)

CLEARWATER INVESTMENT TRUST

 Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2020 (unaudited)

SECURITY	AQUISITION DATE	ACQUISITION COST
FRANKLIN TN HLTH & EDUCTNL FACS BRD REVENUE, 6.50%, 6/1/27	5/24/17	$1,000,000
KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE, 5.75%, 11/15/36	12/18/15	1,300,000
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 5.50%, 7/1/56	3/26/18-1/2/20	97,967
PUBLIC FIN AUTH WI CONFERENCE CENTER & HOTEL REVENUE, 3.75%, 7/1/51	3/26/18	443,916
PUBLIC FIN AUTH WI REVENUE, 5.50%, 12/1/48	3/26/19	13,694

(h)	Security has converted to a fixed rate as of February 1, 2015, and will be going forward.

(i)	These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand.

(j)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2019, the value of the Clearwater Tax-Exempt Bond Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $22,581,520 with net sales of $17,296,853 for the six months ended June 30, 2020.

Diversification of investments representing geographic diversification, as a percentage of total investments at fair value, is as follows:

Geographical Diversification	Percent
Florida	10.90%
Illinois	8.90
California	8.07
Texas	6.72
New York	6.64
Colorado	5.13
Georgia	4.07
Wisconsin	3.65
New Jersey	3.00
Pennsylvania	2.99
Other	39.93
100.00%

See accompanying notes to financial statements.	68	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund

June 30, 2020 (unaudited)

Clearwater Tax-Exempt Bond Fund Portfolio Diversification

(as a percentage of net assets)

See accompanying notes to financial statements.	69	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

June 30, 2020 (unaudited)

				Percent of
Shares	Security	Cost	Fair value (a)	net assets
Common Stocks:
Argentina:
8,630	GLOBANT S.A.(b)	$841,245	1,293,206
7,047	MERCADOLIBRE, INC.(b)	4,513,655	6,946,721
		5,354,900	8,239,927	1.23%
Australia:
275,180	ADAIRS LTD.(c)	331,893	439,481
102,780	ALLIANCE AVIATION SERVICES LTD.	167,434	216,080
89,441	APA GROUP	554,557	688,729
72,610	APPEN LTD.	1,072,905	1,706,775
2,792	ASX LTD.	61,614	164,982
19,807	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	188,757	256,326
195,700	AVENTUS GROUP	351,688	284,694
250,708	BEACH ENERGY LTD.	466,720	264,710
179,910	BGP HOLDINGS PLC(b)(d)	-	-
19,642	BHP GROUP LTD.	286,016	487,451
37,600	BLUESCOPE STEEL LTD.	301,071	304,956
18,817	BRAMBLES LTD.	73,935	141,558
49,542	CEDAR WOODS PROPERTIES LTD.	234,956	179,319
971	COCHLEAR LTD.	35,893	126,696
19,339	COLES GROUP LTD.	154,507	229,727
11,157	COMMONWEALTH BANK OF AUSTRALIA	235,177	537,315
43,827	CSL LTD.	3,060,527	8,688,834
14,184	DEXUS	62,970	90,389
97,180	FORTESCUE METALS GROUP LTD.	212,026	932,462
22,072	GOODMAN GROUP	76,819	227,160
191,776	HT&E LTD.	241,003	158,579
46,448	INSURANCE AUSTRALIA GROUP LTD.	119,637	185,670
10,015	LENDLEASE GROUP	61,130	85,949
7,819	MACQUARIE GROUP LTD.	175,414	643,612
25,670	MINERAL RESOURCES LTD.	246,214	376,620
573,700	MOUNT GIBSON IRON LTD.	260,031	242,312
281,913	NANOSONICS LTD.(b)	1,216,371	1,332,435
319,500	NEW HOPE CORP. LTD.	444,174	304,151
7,157	NEWCREST MINING LTD.	59,115	159,567
13,064	ORORA LTD.	16,762	22,984
256,036	QANTAS AIRWAYS LTD.	746,678	670,746
2,805	RAMSAY HEALTH CARE LTD.	60,296	129,293
169,500	REGIS RESOURCES LTD.	501,445	623,360
321,800	RURAL FUNDS GROUP	463,059	427,834
173,937	SANTOS LTD.	509,938	639,551
22,739	SEEK LTD.	233,310	345,126
102,600	SMARTGROUP CORP. LTD.	452,529	433,861
39,820	SONIC HEALTHCARE LTD.	470,951	840,643
99,989	SOUTH32 LTD.	68,941	141,583
75,800	SUPER RETAIL GROUP LTD.	517,213	426,321
11,916	SYDNEY AIRPORT	40,965	46,721
13,099	TRANSURBAN GROUP	36,728	127,913
12,261	TREASURY WINE ESTATES LTD.	49,081	88,758
1,320	WESFARMERS LTD.	31,901	40,999
3,058	WISETECH GLOBAL LTD.	44,549	40,899
284,448	ZIP CO. LTD.(b)	699,659	1,034,462
		15,696,559	25,537,593	3.81%
Austria:
15,700	BAWAG GROUP A.G.(b)(e)	600,064	541,306
1,821	ERSTE GROUP BANK A.G.(b)	28,050	42,792
93	IMMOFINANZ A.G.(b)	-	1,587
32,264	RAIFFEISEN BANK INTERNATIONAL A.G.	563,262	573,896
313	STRABAG S.E. (BEARER)	5,505	8,063
57,900	TELEKOM AUSTRIA A.G.(b)	422,512	399,840
631	UBM DEVELOPMENT A.G.	28,973	21,885
	VIENNA INSURANCE GROUP A.G. WIENER
21,794	VERSICHERUNG GRUPPE(b)	595,919	486,800
23,500	WIENERBERGER A.G.(b)	561,499	511,331
		2,805,784	2,587,500	0.38%
Belgium:
7,478	AGEAS S.A./N.V.	117,910	264,481

See accompanying notes to financial statements.	70	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

June 30, 2020 (unaudited)

				Percent of
Shares	Security	Cost	Fair value (a)	net assets
Belgium (Cont’d):
10,113	ANHEUSER-BUSCH INBEV S.A./N.V.	$285,546	498,436
19,000	BPOST S.A.	195,697	127,959
42,740	GROUPE BRUXELLES LAMBERT S.A.	3,730,124	3,581,104
4,347	KBC GROUP N.V.	101,356	248,970
21,394	ONTEX GROUP N.V.(b)	501,601	312,830
9,705	TELENET GROUP HOLDING N.V.	401,578	399,082
1,080	UCB S.A.	30,240	125,009
1,502	UMICORE S.A.	44,422	70,623
		5,408,474	5,628,494	0.84%
Brazil:
129,000	CAMIL ALIMENTOS S.A.(b)	274,164	266,156
201,100	GRUPO SBF S.A.(b)	1,132,130	1,209,610
116,800	IOCHPE-MAXION S.A.	415,995	290,384
98,393	NOTRE DAME INTERMEDICA PARTICIPACOES S.A.	825,694	1,230,523
88,100	WIZ SOLUCOES E CORRETAGEM DE SEGUROS S.A.	235,725	171,887
		2,883,708	3,168,560	0.47%
Canada:
2,027	AGNICO EAGLE MINES LTD.	57,973	129,793
12,428	ALIMENTATION COUCHE-TARD, INC., CLASS B	223,779	389,702
78,700	B2GOLD CORP.	426,606	447,528
785	BANK OF MONTREAL	34,168	41,783
10,208	BANK OF NOVA SCOTIA (THE)	342,835	422,426
40,918	BARRICK GOLD CORP.	384,639	1,101,013
27,148	BROOKFIELD ASSET MANAGEMENT, INC., CLASS A	174,133	893,468
11,000	BRP, INC. (SUB VOTING)	430,510	469,137
83,849	CAE, INC.	1,756,114	1,360,014
14,528	CANADIAN IMPERIAL BANK OF COMMERCE	674,491	971,030
15,994	CANADIAN NATIONAL RAILWAY CO.	292,557	1,415,026
3,606	CANADIAN PACIFIC RAILWAY LTD.	112,878	917,224
22,029	CANADIAN PACIFIC RAILWAY LTD. (NEW YORK EXCHANGE)	2,964,365	5,624,885
5,400	CANADIAN TIRE CORP. LTD., CLASS A	582,254	467,926
13,600	CARGOJET, INC.	1,012,099	1,602,829
35,300	CASCADES, INC.	347,472	384,566
45,100	CENTERRA GOLD, INC.	366,388	503,289
6,978	CGI, INC.(b)	55,128	439,620
52,600	COMINAR REAL ESTATE INVESTMENT TRUST(c)	431,812	316,933
339	CONSTELLATION SOFTWARE, INC.	209,176	382,771
71,700	CORUS ENTERTAINMENT, INC., CLASS B	258,797	151,047
29,500	DESCARTES SYSTEMS GROUP (THE), INC.(b)	1,149,758	1,557,355
6,582	DOLLARAMA, INC.	86,132	218,948
25,600	DOREL INDUSTRIES, INC., CLASS B	175,448	102,392
110,655	ECN CAPITAL CORP.	366,000	314,620
72,100	ENERPLUS CORP.	414,689	202,874
28,366	EQUINOX GOLD CORP.(b)	177,520	317,174
211	FAIRFAX FINANCIAL HOLDINGS LTD.	52,589	65,188
15,640	FIRSTSERVICE CORP.	1,586,406	1,575,405
1,025	FORTIS, INC.	32,011	38,981
2,389	FRANCO-NEVADA CORP.	109,265	333,731
6,104	GILDAN ACTIVEWEAR, INC.	33,435	94,554
208,410	HUSKY ENERGY, INC.	454,613	684,670
19,500	IA FINANCIAL CORP., INC.	882,358	652,969
128,333	IMPERIAL OIL LTD.	3,613,348	2,064,520
415	INTACT FINANCIAL CORP.	33,776	39,498
1,100	INTERNATIONAL PETROLEUM CORP.(b)	2,833	1,989
11,801	KINAXIS, INC.(b)	742,945	1,686,875
35,289	KINROSS GOLD CORP.(b)	70,483	254,738
2,064	LOBLAW COS. LTD.	70,779	100,509
26,814	LULULEMON ATHLETICA, INC.(b)	5,344,898	8,366,236
9,753	MAGNA INTERNATIONAL, INC.	71,192	434,345
3,590	MANULIFE FINANCIAL CORP.	39,610	48,842
3,000	METRO, INC.	54,328	123,748
19,328	NATIONAL BANK OF CANADA	618,005	875,853
18,700	NFI GROUP, INC.	423,076	229,342
6,762	NUTRIEN LTD.	114,296	217,265
6,564	OPEN TEXT CORP.	72,477	278,738
4,522	PEMBINA PIPELINE CORP.	33,296	113,050

See accompanying notes to financial statements.	71	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

June 30, 2020 (unaudited)

				Percent of
Shares	Security	Cost	Fair value (a)	net assets
Canada (Cont’d):
49,000	PIZZA PIZZA ROYALTY CORP.	$343,236	301,017
27,894	RIOCAN REAL ESTATE INVESTMENT TRUST	313,497	315,595
2,701	RITCHIE BROS. AUCTIONEERS, INC.	50,064	109,962
9,320	ROGERS COMMUNICATIONS, INC., CLASS B	220,803	374,489
27,055	ROYAL BANK OF CANADA	908,896	1,835,619
40,500	SEVEN GENERATIONS ENERGY LTD., CLASS A(b)	277,351	90,391
1,375	SHOPIFY, INC., CLASS A(b)	371,506	1,306,301
10,094	SHOPIFY, INC., CLASS A (NEW YORK EXCHANGE)(b)	1,574,565	9,581,225
12,101	SUN LIFE FINANCIAL, INC.	245,097	444,696
96,283	SUNCOR ENERGY, INC.	2,391,519	1,623,393
3,667	TC ENERGY CORP.	103,969	156,663
31,989	TECK RESOURCES LTD., CLASS B	174,290	335,065
9,096	TELUS CORP.	59,716	152,694
10,700	TFI INTERNATIONAL, INC.	328,109	379,812
8,040	THOMSON REUTERS CORP.	206,603	546,265
30,009	TORONTO-DOMINION BANK (THE)	557,653	1,339,309
104	TRISURA GROUP LTD.(b)	490	4,692
16,800	WAJAX CORP.	206,860	103,948
26,600	WESTSHORE TERMINALS INVESTMENT CORP.	397,133	327,406
6,930	WHEATON PRECIOUS METALS CORP.	114,647	304,795
25,967	YAMANA GOLD, INC.	47,753	141,158
		36,857,497	59,200,914	8.83%
Chile:
405,800	AGUAS ANDINAS S.A., CLASS A	138,660	137,441
5,893,187	ENEL CHILE S.A.	532,930	440,518
		671,590	577,959	0.09%
China:
290,000	AGILE GROUP HOLDINGS LTD.	352,847	343,957
73,000	AIRTAC INTERNATIONAL GROUP	969,374	1,287,528
13,869	ALIBABA GROUP HOLDING LTD. ADR(b)(f)	2,721,462	2,991,543
291,500	ASIA CEMENT CHINA HOLDINGS CORP.	362,392	287,420
31,598	BAIDU, INC. ADR(b)(f)	3,957,248	3,788,284
656,000	CHINA BLUECHEMICAL LTD., CLASS H	177,444	98,026
408,000	CHINA MEDICAL SYSTEM HOLDINGS LTD.	472,941	481,085
1,191,000	CHINA SUNTIEN GREEN ENERGY CORP. LTD., CLASS H(b)	329,834	272,236
9,600	HANGZHOU TIGERMED CONSULTING CO. LTD., CLASS A	87,839	138,449
67,857	HANGZHOU TIGERMED CONSULTING CO. LTD., CLASS A (SHENZEN-HONG KONG EXCHANGE)	587,456	978,138
21,000	SILERGY CORP.	674,111	1,362,846
95,155	TENCENT HOLDINGS LTD.	1,490,900	6,112,168
104,537	TRIP.COM GROUP LTD. ADR(b)(f)	2,972,858	2,709,599
412,000	ZHEJIANG EXPRESSWAY CO. LTD., CLASS H	352,185	292,236
		15,508,891	21,143,515	3.15%
Czech Republic:
88,400	MONETA MONEY BANK A.S.(e)	268,732	199,627
701	PHILIP MORRIS CR A.S.	402,294	393,082
		671,026	592,709	0.09%
Denmark:
5,680	ALK-ABELLO A/S(b)	1,533,678	1,515,866
44	AP MOLLER - MAERSK A/S, CLASS A	35,561	47,722
65	AP MOLLER - MAERSK A/S, CLASS B	52,319	75,667
1,537	CARLSBERG A/S, CLASS B	70,497	203,038
1,178	CHR HANSEN HOLDING A/S	71,480	121,429
1,500	COLOPLAST A/S, CLASS B	27,666	232,543
22,200	D/S NORDEN A/S	318,702	298,559
6,700	DANSKE BANK A/S(b)	54,825	89,116
4,348	DEMANT A/S(b)	81,241	114,581
74,428	DSV PANALPINA A/S	6,971,256	9,079,899
804	GENMAB A/S(b)	100,710	268,955
6,944	ISS A/S(b)	96,080	109,872
21,785	NOVO NORDISK A/S, CLASS B	271,361	1,409,733
2,460	NOVOZYMES A/S, CLASS B	38,506	142,161
864	ORSTED A/S(e)	72,349	99,645
9,400	PANDORA A/S	311,027	510,295
33,032	ROYAL UNIBREW A/S(b)	2,269,667	2,746,401
6,185	SIMCORP A/S	568,867	666,356

See accompanying notes to financial statements.	72	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

June 30, 2020 (unaudited)

				Percent of
Shares	Security	Cost	Fair value (a)	net assets
Denmark (Cont’d):
2,699	SOLAR A/S, CLASS B	$116,641	104,870
3,250	TOPDANMARK A/S	33,362	134,203
3,362	VESTAS WIND SYSTEMS A/S	160,514	342,101
		13,256,309	18,313,012	2.73%
Finland:
2,770	ELISA OYJ	86,574	168,375
5,584	KESKO OYJ, CLASS B	30,705	95,410
5,273	KONE OYJ, CLASS B	105,699	362,343
21,225	NESTE OYJ	67,704	828,936
3,741	NOKIAN RENKAAT OYJ	60,808	82,004
2,237	ORION OYJ, CLASS B	59,265	108,151
36,100	SANOMA OYJ	389,480	365,145
18,590	STORA ENSO OYJ (REGISTERED)	105,291	221,690
11,934	UPM-KYMMENE OYJ	99,929	344,392
1,849	VALMET OYJ	14,443	48,193
		1,019,898	2,624,639	0.39%
France:
2,425	AEROPORTS DE PARIS	221,080	248,622
22,200	AIR FRANCE-KLM(b)(c)	263,182	100,350
11,027	AIRBUS S.E.(b)	366,293	784,668
4,707	ARKEMA S.A.	419,345	449,505
27,762	AXA S.A.(b)	358,341	579,368
3,062	CAPGEMINI S.E.	111,713	350,264
19,252	CIE DE SAINT-GOBAIN(b)	430,348	691,966
5,399	CIE DES ALPES	143,643	107,556
3,383	CIE GENERALE DES ETABLISSEMENTS MICHELIN S.C.A.	179,029	350,466
12,397	CIE PLASTIC OMNIUM S.A.	365,091	252,207
37,390	COFACE S.A.(b)	449,179	244,848
7,706	COVIVIO	482,654	557,704
16,517	CREDIT AGRICOLE S.A.(b)	122,492	156,015
22,084	DANONE S.A.(b)	1,252,105	1,526,038
1,736	EDENRED	25,484	75,840
417	EIFFAGE S.A.(b)	34,325	38,075
4,785	ENGIE S.A.(b)	49,329	59,063
15,893	ESSILORLUXOTTICA S.A.(b)	1,815,130	2,041,527
8,050	ESSILORLUXOTTICA S.A. (EURONEXT PARIS EXCHANGE)(b)	948,207	1,031,764
2,901	EURAZEO S.E.(b)	76,265	148,558
564	GECINA S.A.	51,331	69,622
9,197	GETLINK S.E.(b)	70,409	132,547
3,791	ILIAD S.A.	536,903	738,885
3,399	INFOTEL S.A.	145,404	131,284
6,762	IPSEN S.A.	538,954	574,182
9,500	KAUFMAN & BROAD S.A.	362,957	327,283
1,026	KERING S.A.	174,510	557,292
4,848	LEGRAND S.A.	109,851	367,857
6,266	L’OREAL S.A.(b)	661,338	2,008,818
16,073	LVMH MOET HENNESSY LOUIS VUITTON S.E.	2,533,629	7,039,957
14,296	MERSEN S.A.	465,081	339,978
8,798	NEXITY S.A.	431,993	284,372
22,589	PERNOD RICARD S.A.	3,500,417	3,550,298
12,760	PEUGEOT S.A.(b)	76,914	207,128
22,566	RENAULT S.A.(b)	410,994	571,200
2,684	SAFRAN S.A.(b)	123,278	268,487
18,127	SANOFI	1,018,143	1,844,224
278	SCHNEIDER ELECTRIC S.E.	8,838	31,082
7,138	SCHNEIDER ELECTRIC S.E. (EURONEXT PARIS EXCHANGE)	267,356	791,374
2,229	SCOR S.E.(b)	45,950	61,002
3,699	SOCIETE POUR L’INFORMATIQUE INDUSTRIELLE	108,264	85,112
28,468	SODEXO S.A.	2,575,842	1,923,022
12,960	SOITEC(b)	1,077,856	1,441,734
51,800	TELEVISION FRANCAISE 1(b)	458,222	279,811
1,413	THALES S.A.	81,763	113,977
5,240	TOTAL S.A.(c)	186,436	199,590
5,246	UNIBAIL-RODAMCO-WESTFIELD	244,467	295,081
3,269	VALEO S.A.	58,895	85,629

See accompanying notes to financial statements.	73	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

June 30, 2020 (unaudited)

				Percent of
Shares	Security	Cost	Fair value (a)	net assets
France (Cont’d):
13,514	VEOLIA ENVIRONNEMENT S.A.	$143,775	303,535
10,500	VICAT S.A.	406,419	322,422
8,179	VINCI S.A.(c)	345,228	752,131
95,834	VIVENDI S.A.	2,001,171	2,456,338
6,004	WENDEL S.E.(b)	462,932	571,669
		27,798,755	38,521,327	5.74%
Georgia:
21,875	BANK OF GEORGIA GROUP PLC(b)	355,261	290,887
		355,261	290,887	0.04%
Germany:
3,994	ADIDAS A.G.(b)	192,837	1,044,909
9,283	ALLIANZ S.E. (REGISTERED)	904,298	1,893,488
166,833	ARCH CAPITAL GROUP LTD.(b)	3,025,026	4,779,765
6,098	AURUBIS A.G.	286,000	375,631
13,735	BASF S.E.	463,128	767,511
9,925	BAYER A.G. (REGISTERED)	473,075	728,491
8,787	BAYERISCHE MOTOREN WERKE A.G.	501,991	559,812
2,206	BEIERSDORF A.G.	146,950	250,282
1,188	BRENNTAG A.G.	43,546	62,366
1,042	CONTINENTAL A.G.(b)	57,443	101,777
1,858	DELIVERY HERO S.E.(b)(e)	87,405	189,306
4,594	DEUTSCHE BOERSE A.G.	283,234	830,361
15,996	DEUTSCHE EUROSHOP A.G.(b)	435,440	225,502
37,890	DEUTSCHE PFANDBRIEFBANK A.G.(b)(e)	469,871	276,123
18,572	DEUTSCHE POST A.G. (REGISTERED)(b)	230,768	677,501
33,147	DEUTSCHE TELEKOM A.G. (REGISTERED)	373,793	554,463
9,111	DEUTSCHE WOHNEN S.E.	295,363	408,726
82,454	E.ON S.E.	724,674	927,011
9,000	ECKERT & ZIEGLER STRAHLEN- UND MEDIZINTECHNIK A.G.	1,322,479	1,501,734
41,476	EVOTEC S.E.(b)(c)	946,023	1,120,325
23,600	FREENET A.G.	557,311	378,702
56,759	FRESENIUS MEDICAL CARE A.G. & CO. KGAA(b)	4,335,734	4,839,140
5,942	FRESENIUS S.E. & CO. KGAA(b)	114,987	293,302
17,795	HAMBURGER HAFEN UND LOGISTIK A.G.	443,620	301,511
4,367	HANNOVER RUECK S.E.	392,130	751,136
3,671	HEIDELBERGCEMENT A.G.	131,196	195,596
21,256	HELLA GMBH & CO. KGAA	938,972	868,494
2,730	HOCHTIEF A.G.	118,140	241,628
3,415	HYPOPORT S.E.(b)	1,249,249	1,509,864
22,555	INFINEON TECHNOLOGIES A.G.	136,674	527,185
6,898	JOST WERKE A.G.(b)(e)	220,852	232,651
2,159	MERCK KGAA	96,589	250,292
3,139	MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT A.G. IN MUENCHEN (REGISTERED)	392,853	814,650
2,170	OSRAM LICHT A.G.(b)(c)	64,123	99,452
19,095	PROSIEBENSAT.1 MEDIA S.E.(b)	286,490	227,003
7,700	PUBLITY A.G.(b)(c)	286,657	304,020
3,999	RHEINMETALL A.G.	520,402	345,870
4,035	RWE A.G.	88,431	141,160
17,103	SAP S.E.	683,559	2,380,662
13,327	SIEMENS A.G. (REGISTERED)	815,103	1,565,493
3,600	SILTRONIC A.G.	264,192	366,721
188,717	TELEFONICA DEUTSCHLAND HOLDING A.G.	459,389	556,662
141,527	TUI A.G. - CDI(c)	548,893	672,327
4,171	UNIPER S.E.	46,925	134,609
404	VOLKSWAGEN A.G.(b)	40,235	64,845
7,564	VONOVIA S.E.	341,426	463,347
1,141	ZALANDO S.E.(b)(e)	44,879	80,245
		24,882,355	35,881,651	5.35%
Greece:
6,746	HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A.	54,075	91,888
		54,075	91,888	0.01%
Hong Kong:
656,600	AIA GROUP LTD.	3,703,942	6,111,021
482,000	AUSNUTRIA DAIRY CORP. LTD.(b)	648,824	1,079,149

See accompanying notes to financial statements.	74	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

June 30, 2020 (unaudited)

				Percent of
Shares	Security	Cost	Fair value (a)	net assets
Hong Kong (Cont’d):
46,000	BOC HONG KONG HOLDINGS LTD.	$63,016	146,053
1,462,000	CITIC TELECOM INTERNATIONAL HOLDINGS LTD.	547,331	464,350
52,544	CK ASSET HOLDINGS LTD.	147,485	312,451
24,544	CK HUTCHISON HOLDINGS LTD.	120,441	157,340
35,500	CLP HOLDINGS LTD.	245,345	347,643
722,000	FIRST PACIFIC CO. LTD.	288,855	138,754
18,000	GALAXY ENTERTAINMENT GROUP LTD.	39,054	122,217
2,228,000	GEMDALE PROPERTIES & INVESTMENT CORP. LTD.	413,300	414,664
15,300	HANG SENG BANK LTD.	175,457	258,329
27,331	HENDERSON LAND DEVELOPMENT CO. LTD.	52,934	103,500
11,800	HONG KONG EXCHANGES & CLEARING LTD.	203,281	502,901
40,500	LINK REIT	84,196	330,472
30,500	MTR CORP. LTD.	88,703	157,757
190,000	PCCW LTD.	77,805	108,411
392,000	PERFECT SHAPE MEDICAL LTD.	140,251	141,057
185,000	SHENZHEN INTERNATIONAL HOLDINGS LTD.	343,057	295,356
289,000	SITC INTERNATIONAL HOLDINGS CO. LTD.	303,932	307,929
8,000	SUN HUNG KAI PROPERTIES LTD.	65,036	101,954
7,000	TECHTRONIC INDUSTRIES CO. LTD.	44,938	68,290
600,000	UNITED LABORATORIES INTERNATIONAL HOLDINGS (THE) LTD.	352,686	519,085
469,800	VALUETRONICS HOLDINGS LTD.	216,550	186,127
83,500	WH GROUP LTD.(e)	45,547	71,658
21,000	WHEELOCK & CO. LTD.	44,368	166,092
418,000	XINYI GLASS HOLDINGS LTD.	481,711	514,124
358,000	YUEXIU TRANSPORT INFRASTRUCTURE LTD.	311,883	251,180
		9,249,928	13,377,864	1.99%
India:
480,827	BHARTI INFRATEL LTD.	2,067,707	1,412,203
83,635	CREDITACCESS GRAMEEN LTD.(b)	977,718	573,684
687,800	FIRSTSOURCE SOLUTIONS LTD.	375,974	326,933
386,194	HCL TECHNOLOGIES LTD.	2,483,490	2,861,541
73,854	HDFC BANK LTD. ADR(f)	2,388,893	3,357,403
114,700	HINDUSTAN PETROLEUM CORP. LTD.	431,628	329,544
585,540	INDIAN ENERGY EXCHANGE LTD.(e)	1,443,125	1,395,940
40,400	JUBILANT LIFE SCIENCES LTD.	314,717	353,014
322,000	NMDC LTD.	521,633	347,805
1,107,100	SJVN LTD.	377,346	321,636
257,852	SYNGENE INTERNATIONAL LTD.(e)	1,140,471	1,378,441
25,298	WNS HOLDINGS LTD. ADR(b)(f)	1,499,130	1,390,884
		14,021,832	14,049,028	2.09%
Indonesia:
4,097,000	ADARO ENERGY TBK PT	470,816	285,719
5,379,900	BANK BTPN SYARIAH TBK PT	1,333,767	1,201,622
2,022,800	MATAHARI DEPARTMENT STORE TBK PT(b)	317,587	229,351
		2,122,170	1,716,692	0.26%
Ireland:
27,587	ACCENTURE PLC, CLASS A	3,381,563	5,923,481
102,809	CRH PLC	3,074,513	3,516,367
65,382	DALATA HOTEL GROUP PLC	368,686	209,065
167,302	EXPERIAN PLC	3,058,939	5,835,342
904	FLUTTER ENTERTAINMENT PLC	76,633	118,662
13,695	ICON PLC(b)	955,941	2,307,060
11,485	JAMES HARDIE INDUSTRIES PLC - CDI	103,360	219,217
3,255	KERRY GROUP PLC, CLASS A	214,084	404,945
49,071	KEYWORDS STUDIOS PLC	830,224	1,101,031
1,812	SMURFIT KAPPA GROUP PLC	50,441	60,468
		12,114,384	19,695,638	2.94%
Israel:
94,185	BANK HAPOALIM B.M.	477,258	564,129
1,532	CHECK POINT SOFTWARE TECHNOLOGIES LTD.(b)	119,497	164,583
29,044	MIZRAHI TEFAHOT BANK LTD.	475,042	546,687
3,072	NICE LTD.(b)	169,095	580,301
		1,240,892	1,855,700	0.28%
Italy:
285,200	A2A S.P.A.	555,841	403,378

See accompanying notes to financial statements.	75	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

June 30, 2020 (unaudited)

				Percent of
Shares	Security	Cost	Fair value (a)	net assets
Italy (Cont’d):
67,826	AMPLIFON S.P.A.(b)	$1,657,871	1,804,019
18,874	ASSICURAZIONI GENERALI S.P.A.	231,826	285,234
34,463	ATLANTIA S.P.A.(b)	455,057	552,734
17,500	AVIO S.P.A.(b)	264,310	299,677
25,272	BANCA MEDIOLANUM S.P.A.	87,322	181,178
11,397	EL.EN. S.P.A.(b)	291,927	287,637
84,847	ENEL S.P.A.	298,823	730,972
4,500	ENI S.P.A.	39,200	42,850
18,516	FERRARI N.V.	2,409,276	3,155,034
1,022	FERRARI N.V. (NEW YORK EXCHANGE)	6,505	174,772
45,389	INTERPUMP GROUP S.P.A.	811,065	1,346,724
26,311	INTESA SANPAOLO S.P.A.(b)	43,868	50,264
173,553	IREN S.P.A.	474,559	429,732
19,254	LA DORIA S.P.A.	244,708	245,101
12,059	LEONARDO S.P.A.	61,595	79,783
70,149	SNAM S.P.A.	252,658	341,194
49,687	SOCIETA CATTOLICA DI ASSICURAZIONI S.C.(b)	431,868	285,356
163,162	TENARIS S.A.	1,598,924	1,051,825
24,707	TENARIS S.A. ADR(f)	546,314	319,461
39,609	TERNA RETE ELETTRICA NAZIONALE S.P.A.	160,166	271,941
14,747	UNICREDIT S.P.A.(b)	136,015	135,386
71,681	UNIPOL GRUPPO S.P.A.(b)	376,844	278,393
95,230	UNIPOLSAI ASSICURAZIONI S.P.A.	153,826	227,439
		11,590,368	12,980,084	1.93%
Japan:
1,500	ABC-MART, INC.	57,812	87,759
30,600	ADEKA CORP.	390,224	407,443
4,700	AEON CO. LTD.	52,433	109,167
600	AEON REIT INVESTMENT CORP.	728,822	636,827
2,300	AISIN SEIKI CO. LTD.	37,584	67,026
15,000	AJINOMOTO CO., INC.	116,767	249,210
2,500	ALFRESA HOLDINGS CORP.	24,420	52,045
15,600	ARCS CO. LTD.	325,913	313,434
12,000	AS ONE CORP.	1,300,246	1,310,602
5,900	ASAHI GROUP HOLDINGS LTD.	94,464	206,696
37,900	ASAHI INTECC CO. LTD.	938,837	1,076,941
32,500	ASAHI KASEI CORP.	157,083	264,048
22,100	ASAHI YUKIZAI CORP.	276,792	293,476
9,300	ASANUMA CORP.	324,412	356,713
37,000	ASTELLAS PHARMA, INC.	236,149	615,925
1,500	BANDAI NAMCO HOLDINGS, INC.	14,652	78,834
13,800	BRIDGESTONE CORP.	205,726	444,018
32,100	BROTHER INDUSTRIES LTD.	541,898	578,424
48,400	BUNKA SHUTTER CO. LTD.	363,296	335,117
2,700	CENTRAL JAPAN RAILWAY CO.	229,516	417,953
13,500	CHUGAI PHARMACEUTICAL CO. LTD.	82,278	721,671
21,900	CMIC HOLDINGS CO. LTD.	316,498	290,099
28,400	CREDIT SAISON CO. LTD.	361,395	324,730
9,700	DAIICHI SANKYO CO. LTD.	150,922	792,167
4,600	DAIKIN INDUSTRIES LTD.	136,302	739,708
19,000	DAITRON CO. LTD.	328,045	294,855
10,000	DAIWA HOUSE INDUSTRY CO. LTD.	103,706	235,856
17,500	DAIWA SECURITIES GROUP, INC.	60,410	73,005
5,600	DAIWABO HOLDINGS CO. LTD.	223,879	365,692
8,200	DENSO CORP.	185,234	319,893
3,300	DENTSU GROUP, INC.	56,753	78,277
3,600	EAST JAPAN RAILWAY CO.	199,864	249,479
19,700	EBARA CORP.	478,039	461,682
17,800	ECO’S CO. LTD.	285,796	317,146
3,400	EISAI CO. LTD.	112,861	269,503
28,300	ELEMATEC CORP.	262,160	229,817
20,400	EXEDY CORP.	319,517	302,909
7,100	FAMILYMART CO. LTD.	51,860	121,843
2,600	FANUC CORP.	182,941	464,601
1,300	FAST RETAILING CO. LTD.	188,734	744,324
250,600	FEED ONE CO. LTD.	432,664	466,948
54,400	FERROTEC HOLDINGS CORP.	435,460	327,721

See accompanying notes to financial statements.	76	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

June 30, 2020 (unaudited)

				Percent of
Shares	Security	Cost	Fair value (a)	net assets
Japan (Cont’d):
34,200	FJ NEXT CO. LTD.	$337,056	272,144
40,700	FREEE K.K.(b)(c)	924,241	1,860,606
31,700	FUJI CORP.	564,353	554,467
4,700	FUJI ELECTRIC CO. LTD.	61,631	128,457
10,400	FUJIBO HOLDINGS, INC.	287,084	313,894
8,700	FUJIFILM HOLDINGS CORP.	163,215	372,262
2,300	FUJITSU LTD.	106,202	269,224
41,400	FUKUOKA FINANCIAL GROUP, INC.	523,630	653,378
35,800	FURUNO ELECTRIC CO. LTD.	322,070	323,143
14,100	GMO PAYMENT GATEWAY, INC.	1,096,655	1,469,346
119,800	HACHIJUNI BANK (THE) LTD.	476,117	454,402
3,700	HAKUHODO DY HOLDINGS, INC.	39,218	43,971
3,200	HAMAMATSU PHOTONICS K.K.	60,109	138,570
2,200	HANKYU HANSHIN HOLDINGS, INC.	51,221	74,361
55,300	HASEKO CORP.	721,604	696,462
29,500	HENNGE K.K.(b)	755,812	1,323,796
341	HIROSE ELECTRIC CO. LTD.	29,327	37,380
19,000	HITACHI LTD.	295,895	599,819
7,000	HITACHI METALS LTD.	55,542	83,340
5,300	HOYA CORP.	112,594	507,554
5,700	HULIC CO. LTD.	48,487	53,987
26,100	INNOTECH CORP.	231,054	227,128
13,800	INTAGE HOLDINGS, INC.	121,039	113,187
1,300	INVINCIBLE INVESTMENT CORP.	761,926	335,767
18,400	ITOCHU CORP.	196,261	396,247
63,100	IWAKI & CO. LTD.	295,237	296,701
21,900	JACCS CO. LTD.	467,646	356,695
30,400	JAPAN AVIATION ELECTRONICS INDUSTRY LTD.	458,316	408,371
50,300	JAPAN ELEVATOR SERVICE HOLDINGS CO. LTD.	1,147,911	1,614,886
7,000	JAPAN EXCHANGE GROUP, INC.	56,090	161,702
87,100	JAPAN MATERIAL CO. LTD.	1,049,142	1,365,783
4,500	KAJIMA CORP.	25,084	53,598
57,300	KANDENKO CO. LTD.	547,713	487,202
12,300	KANEKA CORP.	387,968	319,546
2,000	KANSAI PAINT CO. LTD.	10,449	42,154
10,000	KAO CORP.	208,279	791,673
29,762	KDDI CORP.	238,488	892,350
1,200	KEIO CORP.	36,571	68,538
2,400	KEISEI ELECTRIC RAILWAY CO. LTD.	22,185	75,136
15,424	KEYENCE CORP.	1,762,769	6,439,863
6,000	KIKKOMAN CORP.	52,867	288,940
1,200	KINTETSU GROUP HOLDINGS CO. LTD.	35,697	53,898
9,900	KIRIN HOLDINGS CO. LTD.	101,976	208,780
10,000	KIRINDO HOLDINGS CO. LTD.	194,672	226,176
67,600	KITZ CORP.	466,295	430,709
35,300	KOBE BUSSAN CO. LTD.	1,408,887	1,989,975
2,300	KONAMI HOLDINGS CORP.	50,313	76,616
21,800	KUBOTA CORP.	139,630	325,113
6,900	KUREHA CORP.	316,117	301,549
4,000	KYOCERA CORP.	133,049	217,646
49,000	KYOSAN ELECTRIC MANUFACTURING CO. LTD.	177,172	242,247
5,000	KYOWA KIRIN CO. LTD.	54,616	131,187
38,800	LASERTEC CORP.	1,276,928	3,658,641
13,100	LINTEC CORP.	259,789	310,662
5,100	M3, INC.	59,204	216,884
1,900	MAKITA CORP.	46,157	69,002
7,100	MARUI GROUP CO. LTD.	41,710	128,219
14,600	MATSUMOTOKIYOSHI HOLDINGS CO. LTD.	542,531	528,800
7,900	MAZDA MOTOR CORP.	39,344	47,367
2,400	MEIJI HOLDINGS CO. LTD.	38,749	190,854
12,800	MELCO HOLDINGS, INC.	351,215	356,661
6,200	MERCARI, INC.(b)	176,315	191,598
9,400	MINEBEA MITSUMI, INC.	95,642	170,430
597	MIRAI CORP.	328,940	210,791
36,400	MITSUBISHI CHEMICAL HOLDINGS CORP.	148,313	211,849
17,500	MITSUBISHI CORP.	230,376	368,428
40,000	MITSUBISHI ELECTRIC CORP.	324,423	519,414

See accompanying notes to financial statements.	77	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

June 30, 2020 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
15,000	MITSUBISHI ESTATE CO. LTD.	$173,227	223,058
9,200	MITSUBISHI GAS CHEMICAL CO., INC.	84,078	139,171
26,600	MITSUBISHI UFJ LEASE & FINANCE CO. LTD.	82,462	125,898
20,800	MITSUBOSHI BELTING LTD.	335,754	325,986
14,000	MITSUI & CO. LTD.	128,045	207,018
7,400	MITSUI CHEMICALS, INC.	87,469	154,241
43,000	MONOTARO CO. LTD.	1,137,756	1,722,284
6,080	MS&AD INSURANCE GROUP HOLDINGS, INC.	125,874	166,972
37,400	MUGEN ESTATE CO. LTD.	216,786	180,445
11,000	MURATA MANUFACTURING CO. LTD.	171,994	644,536
20,200	NANTO BANK (THE) LTD.	470,557	391,894
3,800	NGK SPARK PLUG CO. LTD.	38,830	54,443
2,900	NH FOODS LTD.	69,814	116,351
16,700	NICHIAS CORP.	297,341	347,463
7,800	NIDEC CORP.	129,234	520,782
49,800	NIHON M&A CENTER, INC.	1,402,375	2,249,536
2,600	NINTENDO CO. LTD.	285,625	1,156,909
22	NIPPON BUILDING FUND, INC.	90,970	125,230
1,700	NIPPON EXPRESS CO. LTD.	60,747	87,991
26	NIPPON PROLOGIS REIT, INC.	54,492	79,019
30,400	NIPPON TELEGRAPH & TELEPHONE CORP.	342,697	707,718
3,100	NIPPON YUSEN K.K.	39,009	43,618
60,900	NISHI-NIPPON FINANCIAL HOLDINGS, INC.	426,037	410,738
5,300	NISSAN CHEMICAL CORP.	61,593	271,479
3,670	NISSHIN SEIFUN GROUP, INC.	31,991	54,755
1,200	NISSIN FOODS HOLDINGS CO. LTD.	43,959	106,214
2,800	NITORI HOLDINGS CO. LTD.	102,246	548,395
3,200	NITTO DENKO CORP.	77,639	181,073
3,500	NITTO FUJI FLOUR MILLING CO. LTD.	211,323	208,887
144,800	NOMURA HOLDINGS, INC.	534,256	648,024
32,900	NOMURA REAL ESTATE HOLDINGS, INC.	674,503	610,748
10,301	NOMURA RESEARCH INSTITUTE LTD.	53,983	281,077
8,300	NTT DATA CORP.	48,334	92,352
23,700	NTT DOCOMO, INC.	361,213	632,232
13,300	OBAYASHI CORP.	58,485	124,375
35,800	OKI ELECTRIC INDUSTRY CO. LTD.	358,218	344,724
33,200	OLYMPUS CORP.	214,157	639,440
1,100	OMRON CORP.	31,828	73,696
5,000	ONO PHARMACEUTICAL CO. LTD.	43,040	145,437
5,900	ORIENTAL LAND CO. LTD.	268,018	779,048
10,700	ORIX CORP.	118,187	131,935
6,100	OTSUKA HOLDINGS CO. LTD.	177,230	265,862
21,600	PANASONIC CORP.	133,086	188,292
1,200	PEPTIDREAM, INC.(b)	42,060	54,975
4,100	PERSOL HOLDINGS CO. LTD.	37,131	56,317
30,600	RAKSUL, INC.(b)(c)	930,727	829,089
61,900	RAKUS CO. LTD.	907,501	1,097,849
8,400	RAKUTEN, INC.	40,327	73,869
2,400	RECRUIT HOLDINGS CO. LTD.	31,274	82,042
184,100	RESONA HOLDINGS, INC.	558,258	628,205
1,200	RINNAI CORP.	52,047	99,911
16,700	RION CO. LTD.	361,265	339,579
4,400	ROHM CO. LTD.	177,627	291,593
34,600	SANKI ENGINEERING CO. LTD.	423,298	395,888
13,000	SANTEN PHARMACEUTICAL CO. LTD.	85,886	238,972
13,620	SBI HOLDINGS, INC.	110,355	294,275
3,400	SECOM CO. LTD.	133,812	297,058
7,100	SEGA SAMMY HOLDINGS, INC.	66,480	84,942
49,400	SEIKITOKYU KOGYO CO. LTD.	333,527	346,792
12,800	SEKISUI CHEMICAL CO. LTD.	65,116	183,082
6,600	SEKISUI HOUSE LTD.	53,502	125,649
54,400	SEVEN & I HOLDINGS CO. LTD.	1,780,587	1,775,287
4,000	SHIMADZU CORP.	25,419	106,406
1,500	SHIMANO, INC.	58,204	288,497
9,200	SHIN-ETSU CHEMICAL CO. LTD.	461,684	1,075,466
36,500	SHINOKEN GROUP CO. LTD.	314,113	292,962
2,800	SHINSEI BANK LTD.	33,686	33,718

See accompanying notes to financial statements.	78	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

June 30, 2020 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
4,000	SHIONOGI & CO. LTD.	$67,679	250,398
5,800	SHISEIDO CO. LTD.	87,058	367,720
28,700	SHOWA CORP.	405,945	592,405
20,200	SK-ELECTRONICS CO. LTD.	355,639	206,703
1,100	SMC CORP.	183,450	561,440
37,200	SOFTBANK GROUP CORP.	425,837	1,874,425
5,700	SOMPO HOLDINGS, INC.	114,918	196,021
40,800	SONY CORP.	1,463,987	2,794,038
3,300	STANLEY ELECTRIC CO. LTD.	41,403	79,469
4,600	STARZEN CO. LTD.	186,228	180,968
6,200	SUBARU CORP.	36,216	128,936
7,800	SUMITOMO CORP.	67,035	89,323
5,600	SUMITOMO ELECTRIC INDUSTRIES LTD.	44,717	64,412
17,600	SUMITOMO HEAVY INDUSTRIES LTD.	504,849	383,031
5,800	SUZUKI MOTOR CORP.	104,611	196,795
2,600	SYSMEX CORP.	51,707	199,697
13,700	T RAD CO. LTD.	264,171	169,066
72,200	T&D HOLDINGS, INC.	714,836	617,238
2,800	TAISEI CORP.	38,364	101,822
109,800	TAKARA LEBEN CO. LTD.	430,207	366,747
5,397	TAKEDA PHARMACEUTICAL CO. LTD.	175,430	192,623
74,100	TATSUTA ELECTRIC WIRE AND CABLE CO. LTD.	327,189	393,187
1,200	TDK CORP.	61,120	118,961
4,300	TEIJIN LTD.	51,471	68,343
11,600	TERUMO CORP.	117,165	439,152
2,000	THK CO. LTD.	29,290	49,465
1,500	TOHO CO. LTD.	25,533	54,164
3,600	TOHO GAS CO. LTD.	88,559	179,943
4,100	TOHOKU ELECTRIC POWER CO., INC.	31,947	38,991
14,400	TOKIO MARINE HOLDINGS, INC.	359,676	627,350
3,300	TOKYO ELECTRON LTD.	135,391	809,860
6,000	TOKYO GAS CO. LTD.	103,615	143,501
11,200	TOKYO SEIMITSU CO. LTD.	346,916	357,638
51,200	TOKYO STEEL MANUFACTURING CO. LTD.	317,332	294,324
12,500	TOKYU CORP.	103,448	175,841
22,600	TOKYU FUDOSAN HOLDINGS CORP.	81,378	105,755
3,000	TOTO LTD.	30,029	114,975
75,200	TOYO CONSTRUCTION CO. LTD.	312,593	279,651
3,000	TOYO SUISAN KAISHA LTD.	74,690	167,483
4,000	TOYOTA INDUSTRIES CORP.	101,266	211,784
46,662	TOYOTA MOTOR CORP.	1,594,403	2,927,183
1,700	TOYOTA TSUSHO CORP.	14,142	43,053
900	TREND MICRO, INC.	26,540	50,263
19,200	UBE INDUSTRIES LTD.	387,205	329,914
7,700	UNICHARM CORP.	67,055	315,473
5,500	USS CO. LTD.	64,763	87,868
7,200	V TECHNOLOGY CO. LTD.	262,608	244,233
1,500	WELCIA HOLDINGS CO. LTD.	54,205	120,935
4,100	WEST JAPAN RAILWAY CO.	134,756	229,899
1,300	YAKULT HONSHA CO. LTD.	22,252	76,517
16,300	YAMADA DENKI CO. LTD.	56,674	80,858
46,400	YAMAGUCHI FINANCIAL GROUP, INC.	326,523	284,941
4,600	YAMAHA MOTOR CO. LTD.	46,377	72,073
4,000	YAMAZAKI BAKING CO. LTD.	44,679	68,724
5,000	YASKAWA ELECTRIC CORP.	48,019	172,883
3,100	YOKOGAWA ELECTRIC CORP.	39,797	48,345
10,100	YUASA TRADING CO. LTD.	293,394	271,534

See accompanying notes to financial statements.	79	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

June 30, 2020 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
25,500	Z HOLDINGS CORP.	$64,236	124,445
		62,468,353	97,837,665	14.59%
Jersey:
217,400	XLMEDIA PLC(b)	170,743	65,292
		170,743	65,292	0.01%
Macau:
18,400	SANDS CHINA LTD.	30,745	72,003
		30,745	72,003	0.01%
Malaysia:
274,300	RHB BANK BHD.	377,864	308,351
		377,864	308,351	0.05%
Mexico:
201,200	BANCO DEL BAJIO S.A.(b)(e)	360,811	171,048
76,900	QUALITAS CONTROLADORA S.A.B. DE C.V.	281,555	302,220
328,700	REGIONAL S.A.B. DE C.V.(b)	1,265,852	884,370
1,028,134	WAL-MART DE MEXICO S.A.B. DE C.V.	2,606,204	2,466,949
		4,514,422	3,824,587	0.57%
Netherlands:
266,723	AEGON N.V.	664,548	793,325
2,925	AKZO NOBEL N.V.	135,104	261,684
7,209	ASML HOLDING N.V.	116,879	2,642,664
14,388	ASML HOLDING N.V. (REGISTERED)	2,834,935	5,295,215
14,000	ASR NEDERLAND N.V.	434,452	429,252
3,610	EXOR N.V.	90,616	205,830
51,500	FORFARMERS N.V.	322,452	314,587
1,100	HEINEKEN HOLDING N.V.	33,914	89,932
3,784	HEINEKEN N.V.	138,748	348,476
14,013	IMCD N.V.	1,066,356	1,315,544
571,005	ING GROEP N.V.	5,601,610	3,966,675
19,595	INTERTRUST N.V.(e)	321,331	333,339
17,656	KONINKLIJKE AHOLD DELHAIZE N.V.	203,381	480,796
3,368	KONINKLIJKE DSM N.V.	132,647	465,535
54,610	KONINKLIJKE KPN N.V.	115,548	144,639
20,095	KONINKLIJKE PHILIPS N.V.(b)	343,642	935,757
24,283	NXP SEMICONDUCTORS N.V.	2,085,047	2,769,233
8,117	QIAGEN N.V.(b)	119,394	349,505
3,238	RANDSTAD N.V.	99,928	144,063
23,800	SIGNIFY N.V.(b)(e)	640,632	613,805
6,193	WOLTERS KLUWER N.V.	101,075	483,118
		15,602,239	22,382,974	3.34%
New Zealand:
15,712	AUCKLAND INTERNATIONAL AIRPORT LTD.	47,473	66,475
31,147	HALLENSTEIN GLASSON HOLDINGS LTD.	115,879	71,281
		163,352	137,756	0.02%
Norway:
2,949	AKER BP ASA	36,352	53,842
25,715	BAKKAFROST P/F(b)	1,789,895	1,619,843
9,200	DNB ASA(b)	37,422	121,728
141,845	KITRON ASA(b)	161,332	174,475
23,955	NORSK HYDRO ASA(b)	48,328	66,261
10,286	ORKLA ASA	69,398	90,161
229,659	PEXIP HOLDING ASA(b)	1,896,923	2,004,245
57,040	STOREBRAND ASA(b)	364,067	294,615
9,490	TGS NOPEC GEOPHYSICAL CO. ASA	257,799	137,673
2,793	YARA INTERNATIONAL ASA	67,961	97,038
		4,729,477	4,659,881	0.69%
Philippines:
573,800	FIRST GEN CORP.	286,157	281,839

See accompanying notes to financial statements.	80	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

June 30, 2020 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Philippines (Cont’d):
9,000	GLOBE TELECOM, INC.	$319,161	372,006
		605,318	653,845	0.10%
Poland:
37,500	CYFROWY POLSAT S.A.	259,610	249,184
		259,610	249,184	0.04%
Portugal:
85,477	ALTRI SGPS S.A.	583,770	409,257
20,567	EDP - ENERGIAS DE PORTUGAL S.A.	48,529	98,086
3,199	GALP ENERGIA SGPS S.A.	35,036	36,953
9,417	JERONIMO MARTINS SGPS S.A.(b)	105,676	164,761
123,300	NAVIGATOR (THE) CO. S.A.(b)	307,999	299,413
		1,081,010	1,008,470	0.15%
Russia:
57,175	HEADHUNTER GROUP PLC ADR(f)	1,204,770	1,336,752
48,406	HIGHLAND GOLD MINING LTD.	143,415	139,340
257,400	RUSHYDRO PJSC ADR(c)(f)	218,665	251,941
		1,566,850	1,728,033	0.26%
Singapore:
302,700	AEM HOLDINGS LTD.	265,969	686,032
529,900	ASCOTT RESIDENCE TRUST	504,028	383,641
19,500	CAPITALAND LTD.(b)	25,645	40,957
33,500	CAPITALAND MALL TRUST	31,763	47,236
7,200	CITY DEVELOPMENTS LTD.	27,082	43,627
28,200	DBS GROUP HOLDINGS LTD.	158,529	421,830
503,500	FRENCKEN GROUP LTD.(b)	337,379	320,804
21,000	KEPPEL CORP. LTD.	53,869	89,950
7,840	KEPPEL REIT	3,183	6,203
6,000	OVERSEA-CHINESE BANKING CORP. LTD.	32,488	38,827
13,000	SINGAPORE EXCHANGE LTD.	40,226	78,014
4,600	UNITED OVERSEAS BANK LTD.	26,071	66,914
15,000	UOL GROUP LTD.	49,917	73,314
48,200	VENTURE CORP. LTD.	558,851	560,784
43,600	WILMAR INTERNATIONAL LTD.	88,595	128,415
		2,203,595	2,986,548	0.44%
South Africa:
22,880	ADCOCK INGRAM HOLDINGS LTD.	64,139	63,271
33,591	AFRICAN RAINBOW MINERALS LTD.	339,096	326,116
42,500	BARLOWORLD LTD.	289,872	168,421
79,610	INVESTEC PLC	490,976	159,090
117,469	METAIR INVESTMENTS LTD.(b)	184,301	122,182
68,600	OCEANA GROUP LTD.	268,470	281,437
83,378	TELKOM S.A. SOC LTD.	425,342	142,256
		2,062,196	1,262,773	0.19%
South Korea:
4,300	DAELIM INDUSTRIAL CO. LTD.	351,532	296,956
15,700	DAESANG CORP.	366,086	340,323
21,500	DAEWON PHARMACEUTICAL CO. LTD.	277,342	309,440
20,489	DB HITEK CO. LTD.	270,468	497,904
15,374	DOUZONE BIZON CO. LTD.	838,981	1,315,797
9,900	GS HOLDINGS CORP.	371,567	298,257
3,500	HYUNDAI GLOVIS CO. LTD.	391,747	298,323
46,124	HYUNDAI GREENFOOD CO. LTD.	465,431	298,575
18,600	KC TECH CO. LTD.	295,116	349,205
18,400	KT CORP.	365,565	362,937
30,770	LG UPLUS CORP.	348,896	314,451
10,183	LOTTE FINE CHEMICAL CO. LTD.	404,389	294,503
4,775	MAEIL DAIRIES CO. LTD.	380,764	316,365
25,564	NAVER CORP.	3,202,446	5,733,165
12,900	SAMJIN PHARMACEUTICAL CO. LTD.	284,383	292,168
140,511	SAMSUNG ELECTRONICS CO. LTD.	4,227,389	6,228,730
14,251	SAMSUNG SECURITIES CO. LTD.	434,059	315,824
28,400	UNITEST, INC.	315,214	292,164

See accompanying notes to financial statements.	81	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

June 30, 2020 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
South Korea (Cont’d):
10,200	VIEWORKS CO. LTD.	$234,573	282,884
		13,825,948	18,437,971	2.75%
Spain:
1,260	ACCIONA S.A.	78,312	123,161
2,278	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	49,875	57,314
583	AENA S.M.E. S.A.(b)(e)	50,199	77,614
48,246	AMADEUS IT GROUP S.A.	3,571,077	2,510,377
256,570	BANCO BILBAO VIZCAYA ARGENTARIA S.A.	764,978	881,286
284,591	BANCO DE SABADELL S.A.	262,572	98,597
926,561	BANKIA S.A.	2,650,221	985,398
23,111	CAIXABANK S.A.	39,733	49,252
24,100	CIA DE DISTRIBUCION INTEGRAL LOGISTA HOLDINGS S.A.	458,757	448,919
2,531	ENAGAS S.A.	38,143	61,782
61,100	FAES FARMA S.A.	274,848	248,260
5,746	FERROVIAL S.A.	98,983	152,778
15,282	GRIFOLS S.A.	273,864	463,575
60,627	IBERDROLA S.A.	326,023	702,204
2,120	INDUSTRIA DE DISENO TEXTIL S.A.	14,078	56,051
87,000	MEDIASET ESPANA COMUNICACION S.A.(b)	475,447	321,361
13,196	MIQUEL Y COSTAS & MIQUEL S.A.	241,236	189,699
16,093	NATURGY ENERGY GROUP S.A.	256,441	299,128
128,100	PROSEGUR CIA DE SEGURIDAD S.A.	305,625	297,866
33,279	RED ELECTRICA CORP. S.A.	472,607	620,321
2,773	SIEMENS GAMESA RENEWABLE ENERGY S.A.(b)	40,458	49,078
		10,743,477	8,694,021	1.30%
Sweden:
22,756	ASSA ABLOY AB, CLASS B	99,511	462,042
100,888	ATLAS COPCO AB, CLASS A	2,771,136	4,266,158
3,980	ATLAS COPCO AB, CLASS B	22,691	146,971
135,529	AVANZA BANK HOLDING AB	1,155,747	1,922,427
57,701	BEIJER REF AB	1,349,530	1,740,284
74,089	BIOTAGE AB(b)	816,921	1,106,835
32,900	BOLIDEN AB	800,179	747,255
29,116	CELLAVISION AB(b)	959,656	877,315
7,501	ELECTROLUX AB, CLASS B	79,015	125,220
7,501	ELECTROLUX PROFESSIONAL AB, CLASS B(b)	16,773	27,361
10,554	EPIROC AB, CLASS A	27,811	131,318
5,246	EPIROC AB, CLASS B	19,620	64,072
8,600	ESSITY AB, CLASS B(b)	62,137	277,645
3,651	HEXAGON AB, CLASS B(b)	56,077	212,804
80,300	HUMANA AB(b)	413,356	407,585
38,321	HUSQVARNA AB, CLASS B	174,072	313,360
8,821	INDUSTRIVARDEN AB, CLASS C(b)	96,124	199,570
33,454	INDUTRADE AB(b)	1,010,855	1,319,444
11,210	INVESTOR AB, CLASS B	160,645	590,677
56,909	INWIDO AB(b)	320,042	392,835
55,400	KINDRED GROUP PLC	287,801	330,682
3,000	KINNEVIK AB, CLASS B	51,225	78,794
7,801	KNOW IT AB(b)	144,666	129,458
29,428	LUNDIN ENERGY AB	485,724	708,128
44,500	MEKONOMEN AB(b)	323,086	314,750
77,913	NOBIA AB(b)	452,973	368,201
46,408	NOBINA AB(b)(e)	300,038	277,033
77,000	RESURS HOLDING AB(e)	449,843	315,733
18,295	SANDVIK AB(b)	146,769	341,232
29,245	SECTRA AB, CLASS B(b)	1,233,302	1,662,103
14,236	SECURITAS AB, CLASS B(b)	116,133	191,561
63,171	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A(b)	322,937	546,349
2,634	SKANSKA AB, CLASS B(b)	22,223	53,490
8,600	SVENSKA CELLULOSA AB S.C.A., CLASS B(b)	15,915	102,126
26,506	SVENSKA HANDELSBANKEN AB, CLASS A(b)	160,322	251,265
40,373	SWEDBANK AB, CLASS A(b)	450,232	516,717
60,732	TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B	314,960	560,826
35,506	TETHYS OIL AB	259,465	173,918
29,300	TRELLEBORG AB, CLASS B(b)	420,080	425,795
68,765	VITEC SOFTWARE GROUP AB, CLASS B	1,184,369	1,551,240

See accompanying notes to financial statements.	82	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

June 30, 2020 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Sweden (Cont’d):
27,406	VOLVO AB, CLASS B(b)	$191,430	428,397
		17,745,391	24,658,976	3.68%
Switzerland:
340,595	ABB LTD. (REGISTERED)	6,654,386	7,655,744
2,930	ADECCO GROUP A.G. (REGISTERED)	91,455	137,281
81,997	ALCON, INC.(b)	4,441,047	4,698,119
484	BALOISE HOLDING A.G. (REGISTERED)	26,452	72,484
1,098	BUCHER INDUSTRIES A.G. (REGISTERED)	236,188	315,731
34	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	48,855	279,672
3	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (REGISTERED)	75,352	257,557
63,396	CIE FINANCIERE RICHEMONT S.A. (REGISTERED)	4,352,467	4,036,993
4,900	DKSH HOLDING A.G.	291,993	314,123
16,851	DUFRY A.G. (REGISTERED)(b)	655,645	497,784
1,038	GEBERIT A.G. (REGISTERED)	105,843	518,953
140	GIVAUDAN S.A. (REGISTERED)	76,496	520,740
6,000	HELVETIA HOLDING A.G. (REGISTERED)	567,039	558,617
1,807	IDORSIA LTD.(b)	18,603	57,691
18,285	JULIUS BAER GROUP LTD.	565,062	763,856
73,085	LAFARGEHOLCIM LTD. (REGISTERED)(b)	3,608,821	3,196,594
3,700	LANDIS+GYR GROUP A.G.(b)	249,447	239,115
897	LONZA GROUP A.G. (REGISTERED)	50,452	472,983
96,394	NESTLE S.A. (REGISTERED)	4,403,234	10,649,146
70,806	NOVARTIS A.G. (REGISTERED)	3,857,648	6,152,380
12,406	ROCHE HOLDING A.G.	1,614,189	4,295,349
1,381	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	108,493	324,685
589	SCHINDLER HOLDING A.G. (REGISTERED)	68,597	138,597
120	SGS S.A. (REGISTERED)	129,434	292,814
25,167	SIKA A.G. (REGISTERED)	3,021,990	4,837,352
1,308	SONOVA HOLDING A.G. (REGISTERED)(b)	84,414	260,818
32,211	STMICROELECTRONICS N.V.	517,002	873,827
635	SULZER A.G. (REGISTERED)	30,609	50,540
743	SWISS LIFE HOLDING A.G. (REGISTERED)	101,194	274,777
194	SWISSCOM A.G. (REGISTERED)	49,415	101,465
3,864	TECAN GROUP A.G. (REGISTERED)	752,734	1,367,066
433,977	UBS GROUP A.G. (REGISTERED)	6,181,859	4,985,766
7,700	VALIANT HOLDING A.G. (REGISTERED)	734,240	718,444
7,421	VAT GROUP A.G.(e)	1,002,181	1,352,967
5,000	VETROPACK HOLDING A.G. (REGISTERED)(b)	256,087	276,532
6,700	VONTOBEL HOLDING A.G. (REGISTERED)	477,708	469,171
33,091	WIZZ AIR HOLDINGS PLC(b)(e)	1,275,093	1,365,683
7,800	ZEHNDER GROUP A.G. (REGISTERED)	303,280	305,963
10,900	ZUR ROSE GROUP A.G.(b)	2,479,765	2,970,662
4,517	ZURICH INSURANCE GROUP A.G.	878,484	1,590,741
		50,443,253	68,248,782	10.17%
Taiwan:
305,000	ASIA CEMENT CORP.	434,632	449,919
50,000	BIOTEQUE CORP.	216,137	266,448
125,000	CHC HEALTHCARE GROUP	178,135	187,015
146,000	CHIPBOND TECHNOLOGY CORP.	286,157	317,560
419,000	CHIPMOS TECHNOLOGIES, INC.	449,603	479,120
179,000	ESON PRECISION IND CO. LTD.	236,267	195,727
38,000	GLOBALWAFERS CO. LTD.	372,583	517,737
145,000	JARLLYTEC CO. LTD.	327,630	306,509
241,000	MIRLE AUTOMATION CORP.	311,936	317,000
90,000	RADIANT OPTO-ELECTRONICS CORP.	361,908	363,399
1,260,000	SINOPAC FINANCIAL HOLDINGS CO. LTD.	492,562	462,251
225,000	TAIWAN HON CHUAN ENTERPRISE CO. LTD.	422,583	420,931
	TAIWAN SEMICONDUCTOR MANUFACTURING CO.
93,337	LTD. ADR(f)	1,926,910	5,298,741
82,000	TOPCO SCIENTIFIC CO. LTD.	252,353	302,286
644,000	WISTRON CORP.	522,109	779,136
90,000	ZHEN DING TECHNOLOGY HOLDING LTD.	335,681	390,812
		7,127,186	11,054,591	1.65%
Thailand:
432,100	PRUKSA HOLDING PCL (REGISTERED)	233,658	160,775

See accompanying notes to financial statements.	83	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

June 30, 2020 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Thailand (Cont’d):
301,200	THAI VEGETABLE OIL PCL	$265,122	255,919
		498,780	416,694	0.06%
Turkey:
53,800	COCA-COLA ICECEK A.S.	315,265	340,548
186,400	TURKCELL ILETISIM HIZMETLERI A.S.	453,929	446,993
		769,194	787,541	0.12%
United Arab Emirates:
183,562	NETWORK INTERNATIONAL HOLDINGS PLC(b)(e)	1,295,225	1,001,650
		1,295,225	1,001,650	0.15%
United Kingdom:
26,524	3I GROUP PLC	99,606	273,178
163,000	888 HOLDINGS PLC	318,087	352,344
3,206	ADMIRAL GROUP PLC	44,520	91,238
38,656	AGGREKO PLC	408,897	211,757
52,849	ANGLO AMERICAN PLC	411,011	1,221,603
26,375	ASTRAZENECA PLC	983,695	2,749,505
13,643	AUTO TRADER GROUP PLC(e)	65,400	88,892
15,941	AVIVA PLC	45,428	53,946
73,500	BABCOCK INTERNATIONAL GROUP PLC	428,762	282,168
19,513	BAE SYSTEMS PLC	98,328	116,715
113,471	BAKKAVOR GROUP PLC(e)	166,389	99,316
107,100	BALFOUR BEATTY PLC	361,462	345,849
9,400	BELLWAY PLC	411,711	296,180
2,391	BERKELEY GROUP HOLDINGS PLC	71,739	123,222
15,241	BRITISH AMERICAN TOBACCO PLC	352,060	585,581
5,069	BUNZL PLC	39,524	135,904
8,748	BURBERRY GROUP PLC	50,181	173,111
100,069	CNH INDUSTRIAL N.V.(b)	835,343	699,066
35,854	CNH INDUSTRIAL N.V. (NEW YORK EXCHANGE)(b)	326,020	252,054
410,153	COMPASS GROUP PLC	5,189,618	5,642,524
49,200	CRANEWARE PLC	1,223,633	1,038,646
2,457	CRODA INTERNATIONAL PLC	92,898	159,864
43,200	DART GROUP PLC	431,313	448,866
28,666	DECHRA PHARMACEUTICALS PLC	1,061,503	1,010,002
41,565	DIAGEO PLC	506,960	1,379,706
177,500	DIRECT LINE INSURANCE GROUP PLC	614,920	595,234
108,100	DRAX GROUP PLC	316,682	344,228
54,776	EASYJET PLC	636,989	460,668
4,107	FERGUSON PLC	80,053	335,973
49,691	FEVERTREE DRINKS PLC	1,243,897	1,258,027
17,467	FIAT CHRYSLER AUTOMOBILES N.V.(b)	108,686	175,215
10,222	FIAT CHRYSLER AUTOMOBILES N.V. (NEW YORK EXCHANGE)(b)	17,872	104,673
41,485	GAN LTD.(b)	1,083,821	1,055,793
52,259	GLAXOSMITHKLINE PLC	768,484	1,058,869
65,502	IMI PLC	820,996	747,816
95,825	INFORMA PLC	503,101	557,541
220,550	INTEGRAFIN HOLDINGS PLC	1,419,912	1,250,979
32,745	INTERNATIONAL CONSOLIDATED AIRLINES GROUP S.A.	90,834	89,718
301,600	J SAINSBURY PLC	799,323	779,246
30,548	JOHN WOOD GROUP PLC	144,014	73,219
2,128	JOHNSON MATTHEY PLC	33,879	55,236
295,800	KINGFISHER PLC	764,284	808,156
9,725	LAND SECURITIES GROUP PLC	61,351	66,548
4,941,624	LLOYDS BANKING GROUP PLC	3,643,536	1,906,322
6,030	LONDON STOCK EXCHANGE GROUP PLC	69,795	623,766
191,900	MAN GROUP PLC	264,558	310,252
300,659	MARSTON’S PLC	477,602	197,894
7,217	MEGGITT PLC	16,687	26,272
152,446	MICRO FOCUS INTERNATIONAL PLC	750,413	814,819
145,235	MORGAN ADVANCED MATERIALS PLC	467,561	433,344
21,838	NATIONAL GRID PLC	132,913	267,411
2,141	NEXT PLC	36,699	129,646
39,805	NINETY ONE PLC(b)	72,784	102,128
103,083	ONESAVINGS BANK PLC	483,067	338,531
12,212	RECKITT BENCKISER GROUP PLC	510,135	1,123,852

See accompanying notes to financial statements.	84	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

June 30, 2020 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
109,800	REDDE NORTHGATE PLC	$378,816	225,540
57,235	REDROW PLC	447,916	305,216
47,054	RELX PLC	574,910	1,087,565
166,623	RELX PLC (LONDON EXCHANGE)	1,889,353	3,856,534
23,058	RENTOKIL INITIAL PLC	117,249	145,406
19,426	RIO TINTO LTD.	611,119	1,317,243
34,005	RIO TINTO PLC	893,599	1,913,459
825,557	ROYAL BANK OF SCOTLAND GROUP PLC	1,889,929	1,241,694
77,712	ROYAL MAIL PLC	220,280	175,290
20,657	SAGE GROUP (THE) PLC	74,323	171,779
16,135	SEGRO PLC	67,053	178,735
114,270	SENIOR PLC	287,158	99,194
13,084	SEVERN TRENT PLC	276,407	401,436
247,066	SMITH & NEPHEW PLC	5,310,992	4,602,773
3,071	SMITHS GROUP PLC	37,103	53,635
111,145	SOFTCAT PLC	1,425,167	1,499,846
9,489	SPECTRIS PLC	300,454	296,449
414,000	SPEEDY HIRE PLC	294,411	290,065
10,068	SPIRAX-SARCO ENGINEERING PLC	1,022,634	1,243,015
82,413	STHREE PLC	315,585	276,135
101,900	STOCK SPIRITS GROUP PLC	321,342	295,441
77,600	TATE & LYLE PLC	713,986	641,285
830,179	TESCO PLC	2,082,066	2,344,052
148,000	TP ICAP PLC	641,118	642,818
205,935	TRAINLINE PLC(b)(e)	743,614	1,112,417
126,800	TYMAN PLC	343,290	298,701
10,104	UNILEVER N.V.	262,590	535,869
24,244	UNILEVER PLC	545,190	1,307,177
8,137	UNITED UTILITIES GROUP PLC	56,989	91,658
1,329	WHITBREAD PLC	20,100	36,541
9,973	WILLIS TOWERS WATSON PLC	1,544,340	1,964,182
324,500	WM MORRISON SUPERMARKETS PLC	792,191	765,524
23,432	WPP PLC	141,019	182,859
		55,101,229	63,522,146	9.47%
United States:
248,400	DIVERSIFIED GAS & OIL PLC	347,000	295,143
19,427	ELASTIC N.V.(b)	1,714,741	1,791,364
3,424	FIDELITY NATIONAL INFORMATION SERVICES, INC.	289,873	459,124
4,177	METTLER-TOLEDO INTERNATIONAL, INC.(b)	2,465,181	3,364,782
3,157	NEWMONT CORP.	101,845	195,057
31,395	RESMED, INC.	3,425,925	6,027,840
159,026	SCHLUMBERGER LTD.	2,628,744	2,924,488
23,139	STERIS PLC	3,706,900	3,550,448
		14,680,209	18,608,246	2.77%
	Sub-total Common Stocks:	471,630,322	638,683,561	95.22%
Preferred Stocks:
Brazil:
108,013	AZUL S.A. ADR(b)(c)(f)	1,776,830	1,207,585
263,400	CIA DE SANEAMENTO DO PARANA(b)	350,151	304,178
259,574	TELEFONICA BRASIL S.A. ADR, 2.85%(f)(g)	3,256,219	2,299,826
		5,383,200	3,811,589	0.57%
Germany:
1,739	BAYERISCHE MOTOREN WERKE A.G., 5.74%(g)	59,403	84,160
3,800	DRAEGERWERK A.G. & CO. KGAA, 0.26%(g)	311,648	309,782
10,197	JUNGHEINRICH A.G., 2.38%(g)	253,285	236,992
312	SARTORIUS A.G., 0.12%(g)	56,342	102,500
2,800	STO S.E. & CO. KGAA, 0.31%(g)	304,841	317,575
		985,519	1,051,009	0.16%
South Korea:
48,493	SAMSUNG ELECTRONICS CO. LTD., 3.04%(g)	1,439,460	1,893,758
		1,439,460	1,893,758	0.28%
	Sub-total Preferred Stocks:	7,808,179	6,756,356	1.01%

See accompanying notes to financial statements.	85	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

June 30, 2020 (unaudited)

Shares	Security	Cost	Fair value (a)	Percent of net assets
Rights:
Spain:
2,278	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.(b)	$3,554	3,554
		3,554	3,554	0.00%
	Sub-total Rights:	3,554	3,554	0.00%
Warrants:
Ireland:
130,741	RYANAIR HOLDINGS PLC(b)	1,267,262	1,565,192
		1,267,262	1,565,192	0.23%
	Sub-total Warrants:	1,267,262	1,565,192	0.23%
Short-Term Investments:
6,450,555	FIDELITY INVESTMENTS MONEY MARKET GOVERNMENT PORTFOLIO(h)	6,450,554	6,450,555
21,716,249	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.13%(i)	21,716,249	21,716,249
	Sub-total Short-Term Investments:	28,166,803	28,166,804	4.20%
	Grand total	$508,876,120	675,175,467	100.66%

Notes to Schedule of Investments:

(a)	Investments are valued in accordance with procedures described in Note 2 to the financial statements.
(b)	Non-income producing assets.

(c)	Security is either wholly or partially on loan.

(d)	Security has been deemed worthless and is a Level 3 investment.

(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(f)	Securities are American Depositary Receipts of companies based outside of the United States representing 3.72% of net assets as of June 30, 2020.

(g)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(h)	Investment relates to cash collateral received from portfolio securities loaned.

(i)	The short-term investment is a money market portfolio of the investment company, Northern Institutional Funds. At December 31, 2019, the value of the Clearwater International Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $32,652,940 with net sales of $10,936,691 during the six months ended June 30, 2020.

At June 30, 2020, the industry sectors for the Clearwater International Fund were:

Industry Sector	Percent of Long-Term Investments
Communication Services	5.69%
Consumer Discretionary	12.21
Consumer Staples	8.85
Energy	2.19
Financials	13.46
Health Care	14.40
Industrials	16.76
Information Technology	16.98
Materials	6.00
Real Estate	1.91
Utilities	1.55
100.00%

See accompanying notes to financial statements.	86	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund
June 30, 2020 (unaudited)

At June 30, 2020, the Clearwater International Fund’s investments were denominated in the following currencies:

Concentration by Currency	Percent of Long-Term Investments
Euro	19.35%
United States Dollar	15.65
Japanese Yen	15.12
British Pound	10.38
Swiss Franc	10.20
Canadian Dollar	5.54
Other currencies	23.76
100.00%

At June 30, 2020, the Clearwater International Fund had outstanding forward foreign currency exchange contracts as follows:

Counterparty	Contract Settlement Date	Contract Amount				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Northern Trust	10/22/2020	JPY	186,886,118	USD	1,745,302	$11,253
Northern Trust	10/22/2020	USD	448,144	CNH	3,226,934	5,411
Northern Trust	10/22/2020	CNH	3,162,545	USD	445,523	1,018
						$17,682
Northern Trust	10/22/2020	CNH	42,102,332	USD	6,003,136	$(25,022)
						$(7,340)

See accompanying notes to financial statements.	87	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund

June 30, 2020 (unaudited)

Clearwater International Fund Portfolio Diversification

(as a percentage of net assets)

See accompanying notes to financial statements.	88	(Continued)

Item 1. Reports to Stockholders (cont.).

(b)	Not applicable.

Item 2. Code of Ethics

Not applicable to this filing.

Item 3. Audit Committee Financial Expert

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable to this filing.

Item 6. Investments

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable (the Trust is an open-end management investment company).

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable (the Trust is an open-end management investment company).

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable (the Trust is an open-end management investment company).

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 11. Controls and Procedures

(a)	The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on the principal executive officer and principal financial officer’s evaluation of these controls and procedures, as required by Rule 30a-3(b) under the 1940 Act, as of a date within 90 days of the filing date of this document.

(b)	There have been no significant changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable (the Trust is an open-end management investment company).

Item 13. Exhibits

(a)(1)	Not applicable to this filing.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the 1940 Act.

(a)(3)	No written solicitations to purchase securities were sent or delivered during the period covered by this report by or on behalf of the Trust.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clearwater Investment Trust

By	/s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer) and Treasurer (Principal Financial Officer)

Date: August 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Clearwater Investment Trust

By	/s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer)

Date: August 26, 2020

Clearwater Investment Trust

By	/s/ Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
Treasurer (Principal Financial Officer)

Date: August 26, 2020